     As filed with the Securities and Exchange Commission on April 28, 2006



                                                      REGISTRATION NO: 033-83354
                                                                       811-08732



================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 15


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 24

                                  ------------


              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------

           333 West 34th Street, 10th Floor, New York, New York 10001
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (212) 615-7201


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
               (Name and Address of Agent for Service of Process)


                                  ------------

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485


[ ]   60 days after filing pursuant to paragraph (a) of Rule 485

[ ]   on _____________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                       FLEXIBLE PREMIUM DEFERRED VARIABLE
                                ANNUITY CONTRACT
                                    issued by

                      FIRST CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS


This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("We,"or the "Company"). The Company no longer offers the Contract to new purchasers. It does continue to accept purchase payments from Contract owners.



The Contract has 20 investment choices: a Fixed Account and 19 Subaccounts, which are divisions of the First Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.


Please read this prospectus carefully and keep it for future reference. It contains important information about the First Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.


To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or write us at our Customer Service Office at One Cityplace, 185 Asylum Street, Hartford, CT 06103-3415.


VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


AIM VARIABLE INSURANCE FUNDS - Series I
   AIM V.I. Capital Appreciation Fund+
   AIM V.I. Core Equity Fund+
   AIM V.I. Government Securities Fund
   AIM V.I. International Growth Fund
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth
     Opportunities Portfolio+
METROPOLITAN SERIES FUND, Inc. - Class A
   BlackRock Money Market Portfolio+
   MFS Total Return Portfolio+
   Western Asset Management Strategic Bond Opportunities Portfolio+ MFS(R) VARIABLE INSURANCE TRUST(SM)
   MFS(R) Emerging Growth SerieS
   MFS(R) Research Bond Series
   MFS(R) Research Series
VARIABLE INSURANCE PRODUCTS FUND - Initial Class
   VIP Contrafund(R) PortfoliO
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP High Income Portfolio
   VIP Index 500 Portfolio
   VIP Overseas Portfolio


----------

 + This Investment Portfolio has been subject to a merger, substitution or name change. Please see "The Annuity Contract - Investment Options" for more information.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Index of Special Terms....................................     2
Summary...................................................     3
Fee Tables................................................     6
Examples..................................................    10
Section 1: The Annuity Contract...........................    10
Section 2: Annuity Payments (The Income Phase)............    11
   Variable Annuity Income Payments.......................    11
   Fixed Annuity Income Payments..........................    11
   Annuity Income Options.................................    11
Section 3: Purchase.......................................    12
   Purchase Payments......................................    12
   Allocation of Purchase Payments........................    12
   Free Look Period.......................................    12
   Accumulation Units.....................................    13
Section 4: Investment Options.............................    13
   Transfers During the Accumulation Phase................    15
   Transfers During the Income Phase......................    15
   Transfer Requests......................................    15
   Dollar Cost Averaging Program..........................    15
   Voting Rights..........................................    16
   Substitution...........................................    16
Section 5: Charges and Deductions.........................    16
   Insurance Charges......................................    16
   Annual Contract Fee....................................    16
   Surrender Charges......................................    17
   Surrender Processing Fee...............................    17
   Premium Taxes..........................................    17
   Transfer Processing Fee................................    17
   Investment Portfolio Expenses..........................    17
Section 6: Taxes..........................................    18
   General Taxation of Annuities..........................    18
   Types of Contracts: Qualified and Non-qualified........    18
   Qualified Annuity Contracts............................    18
     Taxation of Qualified Annuity Contracts..............    18
     Mandatory Distributions for Qualified
       Plans..............................................    18
   Non-qualified Annuity Contracts........................    19
     Diversification Requirements for Variable
       Annuities..........................................    20
     Ownership of the Investments.........................    20
     Taxation of Death Benefit Proceeds...................    20
   Other Tax Considerations...............................    20
     Treatment of Charges for Optional
       Death Benefits.....................................    20
     Penalty Tax for Premature Distribution...............    20
     Puerto Rico Tax Considerations.......................    20
     Non-Resident Aliens..................................    21
Section 7: Access to Your Money...........................    21
   Systematic Withdrawal Program..........................    21
Section 8: Death Benefits.................................    21
   Upon Your Death........................................    21
   Death of the Annuitant.................................    22
Section 9: Other Information..............................    23
   First Citicorp Life Insurance Company..................    23
   The Separate Account...................................    23
   Distribution of Variable Annuity Contracts.............    23
   Ownership..............................................    25
   Beneficiary............................................    25
   Suspension of Payment or Transfers.....................    25
   Modifications..........................................    25
   Restrictions on Financial Transactions.................    25
   Legal Proceedings......................................    25
   Financial Statements...................................    26
   Inquiries..............................................    26
Statement Of Additional Information
   Table Of Contents......................................    27
Appendix: Condensed Financial Information.................   A-1

                                     SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS THAT DISCUSS THE TOPICS IN GREATER DETAIL.


1. THE ANNUITY CONTRACT: The variable annuity offered by First Citicorp Life Insurance Company ("We" and the "Company") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 19 different Subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new Purchase Payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.


Money directed to any of the Subaccounts is, in turn invested exclusively in a single Investment Portfolio. The Investment Portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in the Investment Portfolios will fluctuate daily based on the portfolio's investment performance. Investments in the Investment Portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.


You can put money into the Fixed Account and any or all of the Investment Portfolios by investing in the corresponding Subaccount. You can transfer your money between the Fixed Account and/or the Subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See "Transfers during the Accumulation Phase."

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several Annuity Income Options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the Subaccounts or both. If you choose to have any part of the payments come from the Subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding Investment Portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. The Contract is also available for use in connection with beneficiary-directed transfers of death proceeds from another contract. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts). No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds.

4. INVESTMENT OPTIONS: You may put your money in any or all of the available Investment Portfolios by directing it into the corresponding Subaccount. The Investment Portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

You may also invest in the Fixed Account.

5. CHARGES AND DEDUCTIONS:

FOR ALL CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1, 1999: The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 0.99% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999: The Contract has insurance features and investment features and there are costs related to each. Each year during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional Purchase Payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the Subaccounts. We may change this charge in the future but it will never be greater than 1.40%.


If you take any money out of the Contract, we may assess a Surrender Charge on any Purchase Payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the Purchase Payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-3.5%, depending upon the state in which you live.


In addition, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. We are not currently assessing this charge.

There are also investment charges, which range from 0.34% to 1.15% of the average daily value of the Investment Portfolio, depending on the portfolios in which your Contract is invested.

We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. Currently, we are not charging this fee until the 19th transfer in a Contract Year.

For information concerning the compensation we pay for the sale of Contracts, see "Distribution."

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total Purchase Payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the Purchase Payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each Purchase Payment you add to your Contract has its own 5-year Surrender Charge period.

8. DEATH BENEFITS: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any Purchase Payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9. OTHER INFORMATION:

FREE LOOK: If you cancel the Contract within 10 days after receiving it, we will refund: (1) the value of your Contract invested in the Subaccounts on the day we receive your request and any insurance charges assessed, plus (2) any Purchase Payments invested in the Fixed Account not previously withdrawn. No Surrender Charge will be assessed. This may be more or less than your Purchase Payments.

NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

DOLLAR COST AVERAGING PROGRAM: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the Subaccount investing in the Money Market Portfolio or the Fixed Account to any other Subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

SYSTEMATIC WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes and surrender charges on the money you receive.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE................................................        7%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE..................................................      $25(2)
(assessed on transfers that exceed 18 per year)

SURRENDER PROCESSING FEE..........................................     None(3)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Investment Portfolio fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................     $30(4)

----------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for five years. The charge is as follows:


    YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
-----------------------------------------      -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
        0 years                1 years                 7%
        1 years                2 years                 6%
        2 years                3 years                 5%
        3 years                4 years                 4%
        4 years                5 years                 3%
        5+ years                                       0%

(2) We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."

(3) We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."

(4) We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which Purchase Payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial Purchase Payment, are paid.

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
1999) (as a percentage of average net assets)


Mortality and Expense Risk Charge.........    0.84%
Administrative Expense Charge.............    0.15%
                                              ----
Total Separate Account Expenses...........    0.99%

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999)

(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.


Mortality and Expense Risk Charge............................................................   1.25%*
Administrative Expense Charge................................................................   0.15%
                                                                                                ----
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES........................................................   1.40%



INVESTMENT PORTFOLIOS FEES AND EXPENSES
INVESTMENT PORTFOLIO EXPENSES AS OF DECEMBER 31, 2005(unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                         MINIMUM                       MAXIMUM
                                                                         -------                       -------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.10%                         1.12%
(expenses that are deducted from Investment Portfolio
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)



                                              DISTRIBUTION                   TOTAL        CONTRACTUAL        NET TOTAL
                                                 AND/OR                     ANNUAL        FEE WAIVER           ANNUAL
                               MANAGEMENT     SERVICE(12b-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
INVESTMENT PORTFOLIO:              FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES**
----------------------------   ----------     -------------   --------     ---------    --------------       ----------
AIM VARIABLE INSURANCE
FUNDS
   AIM V.I. Capital
     Appreciation Fund -
     Series I                     0.61%             --           0.29%        0.90%             --              0.90%(1)
   AIM V.I. Core Equity
     Fund - Series I              0.60%             --           0.27%        0.87%             --              0.87%(1),(2)
   AIM V.I. Government
     Securities Fund -
     Series I                     0.47%             --           0.41%        0.88%           0.04%             0.84%
   AIM V.I. International
     Growth Fund - Series I       0.73%             --           0.38%        1.11%             --              1.11%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio                    0.70%             --           0.02%        0.72%             --              0.72%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners
     Variable Aggressive          0.75%             --           0.02%        0.77%             --              0.77%(3)

     Growth Portfolio+
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio                    0.75%             --           0.30%        1.05%             --              1.05%
METROPOLITAN SERIES FUND
   BlackRock Money Market
     Portfolio - Class A          0.35%             --           0.07%        0.42%           0.01%             0.41%(4)
   MFS Total Return
     Portfolio - Class A          0.57%             --           0.16%        0.73%             --              0.73%(5)
   Western Asset
     Management Strategic
     Bond Opportunites
     Portfolio - Class A          0.65%             --           0.10%        0.75%             --              0.75%
MFS(R) VARIABLE INSURANCE
   TRUST(SM)
   MFS(R) Emerging Growth
     Series                       0.75%             --           0.13%        0.88%             --              0.88%
   MFS(R) Research Bond
     Series                       0.60%             --           0.52%        1.12%           0.42%             0.70%(6)
   MFS(R) Research Series         0.75%             --           0.18%        0.93%             --              0.93%
VARIABLE INSURANCE
   PRODUCTS FUND
   VIP Contrafund(R)
     Portfolio - Initial
     Class                        0.57%             --           0.09%        0.66%             --              0.66%
   VIP Equity-Income
     Portfolio - Initial
     Class                        0.47%             --           0.09%        0.56%             --              0.56%
   VIP Growth Portfolio -
     Initial Class                0.57%             --           0.10%        0.67%             --              0.67%
   VIP High Income
     Portfolio - Initial
     Class                        0.57%             --           0.13%        0.70%             --              0.70%
   VIP Index 500 Portfolio
     - Initial Class              0.10%             --             --         0.10%             --              0.10%(7)
   VIP Overseas Portfolio
     - Initial Class              0.72%             --           0.17%        0.89%             --              0.89%


----------

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



 + Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for the Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for the Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.



(3) The management fee in the table has been restated to reflect a new management fee schedule which became effective on November 1, 2005.



(4) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and 0.015% on the next $500 million of assets.



(5) The management fee in the table has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(6) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" do not exceed 0.20% annually for the Research Bond Series. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007 unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series. MFS has also contractually agreed to waive its right to receive 0.10% of the management fee annually. This contractual agreement will continue until at least April 30, 2007 unless earlier terminated or modified with the consent of the Board of Trustees which oversees the series.



(7) Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).

EXAMPLES:



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Investment Portfolio total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Investment Portfolio total annual operating expenses shown above, and do not reflect any Investment Portfolio fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Investment Portfolio with the maximum total annual operating expenses or the Investment Portfolio with the minimum total annual operating expenses.




                                             IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                       OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
INVESTMENT                                  ---------------------------------------   ---------------------------------------
OPTION                                      1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
------------------------------------------  ------    -------    ------    --------   ------    -------    -------   --------
Investment Portfolio with Maximum Total       $961      $1302     $1669      $2904      $261      $802       $1369     $2904
Annual Operating Expenses.................
Investment Portfolio with Minimum Total
Annual Operating Expenses.................    $859      $ 993     $1150      $1854      $159      $493       $ 850     $1854


SECTION 1: THE ANNUITY CONTRACT

An annuity is a contract between the Owner ("you"), and an insurance company (in this case, First Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of Annuity Income Payments, beginning on a date that's at least 30 days in the future. Until the date Annuity Income Payments begin, the Contract is in the Accumulation Phase. Once Annuity Income Payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different Subaccounts, each of which invests exclusively in a single Investment Portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the Investment Portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each Subaccount is a division of the First Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest Purchase Payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each Purchase Payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that the interest rate will not rise above 3%.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different Investment Portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the Annuity Income Payments. Your rights under the Contract end when Annuity Income Payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10: Other Information."

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

SECTION 2: ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which Annuity Income Payments begin. That date is called the Annuity Income Date. You can also choose the frequency of Annuity Income Payments and the plan on which those payments are based. We call these Annuity Income Options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days' notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, Annuity Income Payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, Annuity Income Payments must begin by the first day of the month following the Annuitant's 85th birthday. Certain plans that qualify for special tax considerations may require an earlier Annuity Income Date. (See "Section 6: Taxes")

If you don't choose an annuity income option by the time Annuity Income Payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the Subaccounts, or a combination of both. If you don't tell us otherwise, Annuity Income Payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the Subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the Subaccounts on and after the Annuity Income Date; (2) the 3.0% assumed investment rate used in the Contract's annuity tables; (3) the performance of the Investment Portfolios in which the Subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the Subaccounts you have chosen exceeds the 3.0% annual assumed rate, your Annuity Income Payments will increase. Similarly, if the combined total return of the Subaccounts chosen is less than the 3.0% annual assumed rate, your Annuity Income Payments will decrease. For detailed information on how variable Annuity Income Payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard Annuity Income Options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After Annuity Income Payments begin, you cannot change the annuity income option.

OPTION 1: INCOME FOR A FIXED PERIOD. Under this option, we will make Annuity Income Payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made Annuity Income Payments for less than the selected period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for Annuity Income Payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

OPTION 2: LIFE ANNUITY. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Income Payments.

OPTION 3: LIFE ANNUITY WITH PERIOD CERTAIN. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made Annuity Income Payments for less than the selected guaranteed period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant.

OPTION 4: JOINT AND SURVIVOR ANNUITY. Under this option, we will make Annuity Income Payments each month as long as the Annuitant and a second person are both alive. When either of these persons dies, we will continue to make Annuity Income Payments to the survivor. When the survivor dies, we stop making Annuity Income Payments.

NOTE CAREFULLY: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity Income Payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your Annuity Income Payment in a single lump sum. If your Annuity Income Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Income Payments are at least $50.

SECTION 3: PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A Purchase Payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional Purchase Payments at any time (except for Contracts purchased with a beneficiary-directed transfer of death proceeds), and you may arrange for Purchase Payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total Purchase Payments in any Contract Year exceed $1,000,000.

ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Subaccounts as you have directed us, for investment in the corresponding Investment Portfolios. If you make additional Purchase Payments, we will allocate them the same way as your first Purchase Payment unless you tell us otherwise. You may direct individual Purchase Payments to one or more Subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each Purchase Payment must result in a minimum allocation of $100 to each selected Investment Portfolio and/or the Fixed Account.

You should periodically review your Purchase Payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial Purchase Payment, and all necessary information, we will allocate your Purchase Payment and issue your Contract within 2 Business Days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 Business Days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional Purchase Payments, we will credit those amounts to your contract within one Business Day after receipt at the price next determined after we receive the payment. A Business Day is any day when both the New York Stock Exchange and us are open for business. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract invested in the Subaccounts on the day we receive your request and any insurance charges assessed plus any Purchase Payments invested in the Fixed Account not previously withdrawn. This amount may be more or less than the aggregate amount of Purchase Payments made up to that time. If you have purchased your Contract as an IRA, we may be required to give you back your full Purchase Payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial Purchase Payment allocated to a Subaccount into the Money Market Subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial Purchase Payment according to your allocation directions. Currently, however, all Purchase Payments are allocated directly to the Subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a Subaccount. When you make a Purchase Payment, or transfer money, into a Subaccount, we credit that Subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the Purchase Payment or transfer allocated to the Subaccount by the value of an Accumulation Unit for that Subaccount next determined as of the end of that Business Day. If you make a withdrawal or transfer out of a Subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the Subaccount in a similar manner.

At the close of each Business Day, we determine the value of an Accumulation Unit for each Subaccount. We do this by:

      (1) determining the total value of the Subaccount's investment in the corresponding Investment Portfolio, using the portfolio's net asset value calculated at the end of that day;

      (2)   subtracting from that amount any insurance charges (see "Section 5:
            Charges and Deductions;" and

      (3) dividing this amount by the number of outstanding Accumulation Units in that Subaccount.

Example: On Monday we receive an additional Purchase Payment of $5,000 from you. You have told us you want the entire amount to be allocated to Subaccount "x" (any Subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that Subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in Subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the Investment Portfolio invested in by that Subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.


SECTION 4: INVESTMENT OPTIONS



You choose the Investment Options to which you allocate your Purchase Payments. From time to time we may make new Investment Options available. These Investment Options are Subaccounts of the Separate Account. The Subaccounts invest in the Investment Portfolios. You are not investing directly in the Investment Portfolio. Each Investment Portfolio is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Investment Portfolios are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Investment Portfolio, and Contract Owners should not compare the two.



We select the Investment Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or sub-adviser is one of our affiliates or whether the Investment Portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Investment Portfolio, the Investment Portfolio's investment adviser, or its distributor. In some cases, we have included Investment Portfolios based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Investment Portfolios based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Investment Portfolios periodically and may remove an Investment Portfolio of limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Investment Portfolio.



In certain circumstances, our ability to remove or replace an Investment Portfolio may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Investment Portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Investment Portfolio, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Investment Portfolios advised by Legg Mason affiliates in seeking to make a substitution for an Investment Portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Investment Portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Investment Portfolios. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Investment Portfolio attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to .50%. Additionally, an investment adviser or sub-adviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We may benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the advisers. (See "Fee Table--Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Investment Portfolio's prospectus. (See "Fee Table--Investment Portfolio Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Investment Portfolios and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Investment Portfolios advised or sub-advised by Legg Mason affiliates.



EACH INVESTMENT PORTFOLIO HAS DIFFERENT INVESTMENT OBJECTIVES AND RISKS. THE INVESTMENT PORTFOLIO PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH INVESTMENT PORTFOLIO'S INVESTMENT STRATEGY, INVESTMENT ADVISER AND FEES. YOU MAY OBTAIN AN INVESTMENT PORTFOLIO PROSPECTUS BY CALLING 1-800-497-4857 OR THROUGH YOUR REGISTERED REPRESENTATIVE. WE DO GUARANTEE THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS.



There is no assurance that an Investment Portfolio will achieve its stated objective. The Investment Portfolios available under the contract are listed below.



YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.



The current Investment Portfolios options are listed below, along with their investment advisers and any subadviser:

INVESTMENT                                               INVESTMENT                               INVESTMENT
PORTFOLIO                                                 OBJECTIVE                            ADVISER/SUBADVISER
----------                                               ----------                            ------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund     The Fund's investment objective is          A I M Advisors, Inc.
     - Series I                           growth of capital.
   AIM V.I. Core Equity Fund - Series I   The Fund's investment objective is          A I M Advisors, Inc.
                                          growth of capital.
   AIM V.I. Government Securities         The Fund's investment objective is to       A I M Advisors, Inc.
     Fund - Series I                      achieve a high level of current income
                                          consistent with reasonable concern for
                                          safety of principal.
   AIM V.I. International Growth Fund     The Fund's investment objective is to       A I M Advisors, Inc.
     - Series I                           provide long-term growth of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Long-term appreciation of capital.          Smith Barney Fund Management LLC
     Appreciation Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small     Seeks long- term capital growth.            Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   MFS Total Return Portfolio - Class A   Seeks a favorable total return through      MetLife Advisers, LLC
                                          investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Western Asset Management Strategic     Seeks to maximize total return              MetLife Advisers, LLC
     Bond Opportunites Portfolio -        consistent with preservation of capital.    Subadviser: Western Asset
     Class A                                                                          Management Company
MFS(R) VARIABLE INSURANCE TRUST(SM)
   MFS(R) Emerging Growth Series          Seeks long-term growth of capital.          Massachusetts Financial Services
                                                                                      Company
   MFS(R) Research Bond Series            Seeks to provide total return (high         Massachusetts Financial Services
                                          current income and long-term growth of      Company
                                          capital).
   MFS(R) Research Series                 Seeks long-term growth of capital and       Massachusetts Financial Services
                                          future income.                              Company
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Initial Class                                                                    Company
   VIP Equity-Income Portfolio -          Seeks reasonable income. The fund will      Fidelity Management & Research
     Initial Class                        also consider the potential for capital     Company
                                          appreciation. The fund's goal is to
                                          achieve a yield which exceeds the
                                          composite yield on the securities
                                          comprising the Standard & Poor's 500SM
                                          Index (S&P 500(R)).
   VIP Growth Portfolio - Initial         Seeks to achieve capital appreciation.      Fidelity Management & Research
     Class                                                                            Company
   VIP High Income Portfolio -            Seeks a high level of current income,       Fidelity Management & Research
     Initial Class                        while also considering growth of            Company
                                          capital.
   VIP Index 500 Portfolio - Initial      Seeks investment results that               Fidelity Management & Research
     Class                                correspond to the total return of           Company
                                          common stocks publicly traded in the        Subadviser: Geode Capital
                                          United States, as represented by the        Management
                                          S&P 500.
   VIP Overseas Portfolio - Initial       Seeks long-term growth of capital.          Fidelity Management & Research
     Class                                                                            Company

ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS



INVESTMENT PORTFOLIO NAME CHANGES



                         Former Name                                                        New Name
                         -----------                                                        --------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Appreciation Portfolio                                             Legg Mason Partners Variable Appreciation Portfolio

TRAVELERS SERIES FUND, INC.                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
    Smith Barney Aggressive Growth Portfolio                           Legg Mason Partners Variable Aggressive Growth
                                                                       Portfolio

VARIABLE ANNUITY PORTFOLIOS                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                   Opportunities Portfolio




INVESTMENT PORTFOLIO MERGERS



  FORMER INVESTMENT PORTFOLIO                                           NEW INVESTMENT PORTFOLIO
  ---------------------------                                           ------------------------
AIM VARIABLE INSURANCE FUNDS                                       AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Growth Fund                                               AIM V.I. Capital Appreciation Fund
  AIM V.I. Premier Equity Fund                                       AIM V.I. Core Equity Fund



INVESTMENT PORTFOLIO SUBSTITUTIONS



  FORMER INVESTMENT PORTFOLIO                               NEW INVESTMENT PORTFOLIO
  ---------------------------                               ------------------------
MFS(R)VARIABLE INSURANCE TRUST(SM)                      METROPOLITAN SERIES FUND, INC.
   MFS(R) Money Market Series                             BlackRock Money Market
    MFS(R) Strategic Income Series                        Western Asset Management Strategic Bond
                                                          Opportunities Portfolio
    MFS(R) Total Return Series                            MFS Total Return Portfolio

The value of the Contract will increase or decrease depending upon the investment performance of the Investment Portfolio(s) in which the Subaccounts you chose are invested. For more information on the performance of Investment Portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any Subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

      (1) If the value remaining in the Fixed Account or a Subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

      (2) We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among Subaccounts once every three months. Transfers from the Fixed Account to a Subaccount or from any Subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests, and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Investment Portfolio and the reflection of that change in the Investment Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Investment Portfolios and may disrupt management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios, i.e., the AIM V.I. International Growth Fund, the Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, the Western Asset Management Strategic Bond Opportunities Portfolio, the Fidelity VIP High Income Portfolio and the Fidelity VIP Overseas

Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Investment Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Portfolios, we rely on the Investment Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Investment Portfolio and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Investment Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Investment Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Investment Portfolio or its principal underwriter that will obligate us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Investment Portfolio.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Investment Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Investment Portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market Subaccount to any other Subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Investment Portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount that can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market Subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market Subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering Dollar Cost Averaging at any time. Such action by us will not end any Dollar Cost Averaging in effect at the time we terminate the program.

VOTING RIGHTS: We are the legal owner of all Investment Portfolio shares purchased under this Contract and held in the Subaccounts. However, when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.





SECTION 5: CHARGES AND DEDUCTIONS


There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each Business Day, we make a deduction from the assets in the Subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

MORTALITY AND EXPENSE RISK CHARGE:

FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1, 1999: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that Annuity Income Payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 1.25%.

ADMINISTRATION CHARGE: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs, and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last Business Day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each Subaccount and/or the Fixed Account on a prorata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional Purchase Payments ($2,000 for Qualified Contracts), exclusive of the initial Purchase Payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total Purchase Payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the Purchase Payment(s) withdrawn, based on the number of years since the date the Purchase Payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the Purchase Payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

NUMBER OF YEARS SINCE          CHARGE AS A PERCENTAGE OF
  DATE OF PURCHASE                     PURCHASE
      PAYMENT                     PAYMENT WITHDRAWN
---------------------          -------------------------
        0-1                               7%
        1-2                               6%
        2-3                               5%
        3-4                               4%
        4-5                               3%
        5+                                0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest Purchase Payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. This fee is deducted pro rata from the Fixed Account and each Subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e., cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when Annuity Income Payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time Annuity Income Payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any Subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more Subaccounts at the same time, each losing Subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT PORTFOLIO EXPENSES: Each Investment Portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6: TAXES

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).



State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follow the death or disability of the Contract Owners. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


FEDERAL ESTATE TAXES: While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. . All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you of offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.


As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



-     A non-taxable return of your Purchase Payment; and



-     A taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified annuity contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payment equals your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.






If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.






Partial Withdrawals: If you make a partial withdrawal of your Contract Value, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.



PARTIAL ANNUITIZATION (IF AVAILABLE UNDER YOUR CONTRACT): At the present time, the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is converted to income payments. Currently, we will treat the application of less than your entire Contract Value under a non-qualified annuity as a pay-out option (i.e., taking Annuity Payments) as a taxable withdrawal for federal income tax purposes, which may also be subject to the 10% penalty tax if you are under age 59 1/2. We will treat the remaining amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax adviser prior to partially annuitizing your Contract.



We will determine such excludible amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludible amount is different from our computation.



The tax law treats all non-qualified annuity contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.




PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

SECTION 7: ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving Annuity Income Payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee. (See "Section 5: Charges and Deductions".)

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more Subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the Business Day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract.

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any Subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges".)

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the Subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. However, termination of the program by us will not end any systematic withdrawal plan in effect at the time we terminate the program. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8: DEATH BENEFITS

UPON YOUR DEATH: If you die before Annuity Income Payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

      (1) the value of your Contract on the date we receive adequate proof of death;

      (2) the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent Purchase Payments less any withdrawals since that anniversary date; or

      (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

      (1) the value of your Contract on the date we receive adequate proof of death;

      (2) the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or

      (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various Subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before Annuity Income Payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after Annuity Income Payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES):
If you die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your Beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the Beneficiary chooses to continue the contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your Beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the death report date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The Beneficiary who continues the Contract will be granted the same rights as the Owner under the original Contract, except the Beneficiary cannot:

      -     transfer ownership

      -     make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the death report date without a Surrender Charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the Beneficiary's age on the death report date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the death report date.

SECTION 9: OTHER INFORMATION


FIRST CITICORP LIFE INSURANCE COMPANY: First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is a New York domiciled life and health company with licenses in New York, Arizona, Connecticut and Delaware. The Company's Home Office is located at 333 West 34th Street, 10th Floor, New York, NY 10001-2403 with its administrative office at One Cityplace, Hartford, Connecticut 06103-3415.






THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under New York law, the First Citicorp Life Variable Annuity Separate Account, to receive, hold and invest Purchase Payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of Subaccounts, each of which invests exclusively in the shares of a corresponding Investment Portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each Subaccount are credited to and charged against that Subaccount without regard to income, gains and losses from any other of our accounts or Subaccounts. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT: First Citicorp Life Insurance Company (the "Company") has appointed MLI Distribution LLC ("MLIDLLC")(formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION: Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.5% annually of average Contract Value (if asset-based compensation is paid to registered representatives).






The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.



The Company and MLIDLLC have entered into a preferred distribution arrangement with Citicorp Investment Services, Inc. See the Statement of Additional Information - "Distribution and Principal Underwriting Agreement" the additional compensation paid to Citicorp Investment Services, Inc. during 2005. The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY: The Company and MLIDLLC may offer the Contracts through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.


OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable Beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable Beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

      (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

      (2) the SEC permits by an order such postponement for the protection of Contract Owners; or

      (3) the SEC determines that an emergency exists that would make the disposal of securities held in a Subaccount or the determination of the value of the Subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS: We may modify the Contract if necessary:

      (1) for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

      (2) to reflect a change in the operation of the Separate Account or a Subaccount; or

      (3) to add, delete or modify an account, a Subaccount or an Investment Portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

RESTRICTIONS ON FINANCIAL TRANSACTIONS: Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS: In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.






FINANCIAL STATEMENTS: The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.





INQUIRIES: If you need more information, please contact us at our Customer Service Office at: First Citicorp Life Insurance Company, you may call us toll free at 800-497-4857.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


Additional Contract Provisions
   The Contract
   Incontestability
   Misstatement of Age or Sex
   Participation
   Assignment
Distribution Of The Contracts
Determining Accumulation Unit Values
Adding, Deleting Or Substituting
   Investment Portfolios
Voting Rights

Variable Annuity Payments
   Assumed Investment Rate
   Amount of Variable Annuity Payments
   Annuity Unit Value
Federal Tax Considerations
Independent Registered Public Accounting Firm
Other Information
Financial Statements



IF YOU WOULD LIKE A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THIS PROSPECTUS, PLEASE COMPLETE THE FOLLOWING AND MAIL IT TO FIRST CITICORP LIFE INSURANCE COMPANY, ONE CITYPLACE, 185 ASYLUM STREET, HARTFORD, CT 06103-3415.


Please send a copy of the Statement of Additional Information pertaining to the First Citicorp Life Insurance Company Variable Annuity and the First Citicorp Life Variable Annuity Separate Account to:

(Please Print or Type)

Name:    _______________________________
Mailing
Address: _______________________________

         _______________________________

                   APPENDIX - CONDENSED FINANCIAL INFORMATION



              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                       SEPARATE ACCOUNT CHARGES 1.40% (CV)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------   -------------       ---------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series I (3/95)        2005        1.858           1.994                 504,649
                                                               2004        1.767           1.858                 733,806
                                                               2003        1.384           1.767               1,239,665
                                                               2002        1.855           1.384               1,405,282
                                                               2001        2.453           1.855               1,598,145
                                                               2000        2.792           2.453               1,805,626
                                                               1999        1.000           2.792               1,211,084

   AIM V.I. Core Equity Fund - Series I (2/97)                 2005        1.384           1.437               1,493,667
                                                               2004        1.288           1.384               2,184,495
                                                               2003        1.050           1.288               3,327,004
                                                               2002        1.261           1.050               3,778,350
                                                               2001        1.657           1.261               4,600,690
                                                               2000        1.967           1.657               5,365,263
                                                               1999        1.000           1.967               5,084,678

   AIM V.I. Government Securities Fund - Series I (2/97)       2005        1.365           1.368               1,038,394
                                                               2004        1.349           1.365               1,390,360
                                                               2003        1.354           1.349               3,484,432
                                                               2002        1.253           1.354               4,773,866
                                                               2001        1.194           1.253               4,761,618
                                                               2000        1.099           1.194               4,093,889
                                                               1999        1.000           1.099               4,697,586

   AIM V.I. Growth Fund - Series I (2/97)                      2005        1.022           1.084               1,064,867
                                                               2004        0.958           1.022               1,500,650
                                                               2003        0.740           0.958               2,222,143
                                                               2002        1.087           0.740               2,393,815
                                                               2001        1.668           1.087               2,884,468
                                                               2000        2.128           1.668               3,305,613
                                                               1999        1.000           2.128               2,865,017

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 1.40% (CV) (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------        ----    -------------    -------------       ---------------
   AIM V.I. International Growth Fund - Series I (2/97)        2005        1.287           1.497                 939,235
                                                               2004        1.053           1.287               1,193,547
                                                               2003        0.827           1.053               1,730,754
                                                               2002        0.995           0.827               2,014,514
                                                               2001        1.319           0.995               2,572,758
                                                               2000        1.818           1.319               3,210,256
                                                               1999        1.000           1.818               2,271,267

   AIM V.I. Premier Equity Fund - Series I (2/97)              2005        1.272           1.325               3,294,862
                                                               2004        1.220           1.272               4,563,746
                                                               2003        0.989           1.220               6,696,387
                                                               2002        1.438           0.989               7,813,049
                                                               2001        1.668           1.438               9,561,278
                                                               2000        1.982           1.668              10,605,128
                                                               1999        1.000           1.982               9,936,964

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)                               2005        1.065           1.095                 573,118
                                                               2004        0.992           1.065                 623,675
                                                               2003        0.808           0.992               1,255,255
                                                               2002        0.993           0.808               1,005,027
                                                               2001        1.000           0.993                 575,115

MFS(R) Variable Insurance Trust(sm)
   MFS(R)<< Emerging Growth Series (2/97)                      2005        1.302           1.402               1,733,247
                                                               2004        1.169           1.302               2,243,527
                                                               2003        0.910           1.169               3,210,027
                                                               2002        1.394           0.910               3,593,012
                                                               2001        2.125           1.394               4,313,657
                                                               2000        2.681           2.125               5,303,424
                                                               1999        1.000           2.681               3,879,175

   MFS(R)<< Money Market Series (4/95)                         2005        1.234           1.250                 146,823
                                                               2004        1.241           1.234                 206,685
                                                               2003        1.251           1.241                 514,566
                                                               2002        1.253           1.251               1,165,960
                                                               2001        1.225           1.253               1,654,998
                                                               2000        1.172           1.225                 544,750
                                                               1999        1.000           1.172                 689,526

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 1.40% (CV) (CONTINUED)



                                                                                                      NUMBER OF UNITS
                                                                 UNIT VALUE AT      UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                         YEAR    BEGINNING OF YEAR     END OF YEAR        END OF YEAR
--------------------------------------------------     ----    -----------------    -------------     ---------------
   MFS(R)<< Research Bond Series (2/97)                2005           1.547               1.548            764,965
                                                       2004           1.479               1.547          1,036,575
                                                       2003           1.371               1.479          1,753,441
                                                       2002           1.277               1.371          2,002,993
                                                       2001           1.191               1.277          2,141,421
                                                       2000           1.106               1.191          2,159,030
                                                       1999           1.000               1.106          2,384,560

   MFS(R)<< Research Series (2/97)                     2005           1.302               1.384            700,263
                                                       2004           1.139               1.302            970,541
                                                       2003           0.927               1.139          1,782,758
                                                       2002           1.245               0.927          1,943,475
                                                       2001           1.604               1.245          2,315,774
                                                       2000           1.709               1.604          2,533,950
                                                       1999           1.000               1.709          2,373,664

   MFS(R)<< Strategic Income Series (3/95)             2005           1.486               1.493             77,503
                                                       2004           1.399               1.486             93,820
                                                       2003           1.285               1.399            103,919
                                                       2002           1.202               1.285            119,969
                                                       2001           1.164               1.202            138,517
                                                       2000           1.125               1.164            171,070
                                                       1999           1.000               1.125            181,566

   MFS(R)<< Total Return Series (2/97)                 2005           1.752               1.776          2,119,095
                                                       2004           1.596               1.752          2,840,744
                                                       2003           1.391               1.596          4,768,657
                                                       2002           1.488               1.391          4,915,480
                                                       2001           1.505               1.488          5,524,637
                                                       2000           1.316               1.505          5,904,810
                                                       1999           1.000               1.316          5,952,784

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (4/01)     2005           0.996               1.096            758,384
                                                       2004           0.918               0.996          1,076,747
                                                       2003           0.692               0.918          1,558,536
                                                       2002           1.042               0.692          1,349,984
                                                       2001           1.000               1.042            842,380

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 1.40% (CV) (CONTINUED)



                                                                                                      NUMBER OF UNITS
                                                                 UNIT VALUE AT      UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                         YEAR    BEGINNING OF YEAR     END OF YEAR        END OF YEAR
--------------------------------------------------     ----    -----------------    -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (2/97)                                    2005           1.476               1.527            119,119
                                                       2004           1.295               1.476            277,693
                                                       2003           0.925               1.295            397,389
                                                       2002           1.262               0.925            332,444
                                                       2001           1.527               1.262            315,958
                                                       2000           1.421               1.527            348,818
                                                       1999           1.000               1.421            197,794

Variable Insurance Products Fund
   VIP Contrafund<< Portfolio - Initial Class
   (2/97)                                              2005           1.945               2.243          2,985,176
                                                       2004           1.708               1.945          3,749,763
                                                       2003           1.348               1.708          5,367,576
                                                       2002           1.508               1.348          5,838,236
                                                       2001           1.743               1.508          6,668,428
                                                       2000           1.893               1.743          7,209,870
                                                       1999           1.000               1.893          6,894,075

   VIP Equity - Income Portfolio - Initial Class
   (2/97)                                              2005           1.623               1.694          2,219,977
                                                       2004           1.476               1.623          2,859,158
                                                       2003           1.148               1.476          4,063,300
                                                       2002           1.402               1.148          4,226,735
                                                       2001           1.496               1.402          4,691,584
                                                       2000           1.399               1.496          4,775,419
                                                       1999           1.000               1.399          5,183,695

   VIP Growth Portfolio - Initial Class (3/95)         2005           2.196               2.291          2,299,398
                                                       2004           2.154               2.196          3,023,013
                                                       2003           1.644               2.154          4,302,465
                                                       2002           2.386               1.644          4,860,503
                                                       2001           2.938               2.386          6,005,347
                                                       2000           3.347               2.938          6,487,907
                                                       1999           1.000               3.347          6,054,066

   VIP High Income Portfolio - Initial Class (2/97)    2005           1.057               1.071            677,605
                                                       2004           0.978               1.057            950,942
                                                       2003           0.780               0.978          2,390,291
                                                       2002           0.764               0.780          2,230,056
                                                       2001           0.878               0.764          2,338,867

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 1.40% (CV) (CONTINUED)



                                                                                                   NUMBER OF UNITS
                                                              UNIT VALUE AT      UNIT VALUE AT     OUTSTANDING AT
             PORTFOLIO NAME                         YEAR    BEGINNING OF YEAR     END OF YEAR        END OF YEAR
----------------------------------------------      ----    -----------------    -------------     ---------------
VIP High Income Portfolio - Initial Class
(continued)                                         2000           1.149               0.878          2,427,851
                                                    1999           1.000               1.149          2,922,891

VIP Index 500 Portfolio - Initial Class (2/97)      2005           1.521               1.572          5,018,850
                                                    2004           1.394               1.521          6,899,669
                                                    2003           1.101               1.394          9,849,405
                                                    2002           1.436               1.101         11,104,451
                                                    2001           1.657               1.436         13,170,858
                                                    2000           1.853               1.657         14,114,790
                                                    1999           1.000               1.853         13,803,244

VIP Overseas Portfolio - Initial Class (2/97)       2005           1.308               1.535            429,680
                                                    2004           1.167               1.308            520,811
                                                    2003           0.825               1.167            655,166
                                                    2002           1.050               0.825            784,099
                                                    2001           1.351               1.050            850,282
                                                    2000           1.694               1.351            971,002
                                                    1999           1.000               1.694            696,431



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at the End of the Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



On 02/25/2005, the Fidelity Advisor Series I: Advisor Growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.



Effective 05/2005, MFS(R) Variable Insurance Trust(sm): MFS(R) Bond Series changed its name to the MFS(R) Research Series.

Book 25                                                              May 1, 2006

                                  CITIVARIABLE

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATED MAY 1, 2006


                                       FOR

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                      FIRST CITICORP LIFE INSURANCE COMPANY
                              333 WEST 34TH STREET
                                   10TH FLOOR
                               NEW YORK, NY 10001
                                 (212) 615-7201


                      FIRST CITICORP LIFE INSURANCE COMPANY
                             CUSTOMER SERVICE OFFICE
                                  ONE CITYPLACE
                                185 ASYLUM STREET
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857


This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above.

                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS..................................................      3
   The Insurance Company
   The Contract.................................................................      3
   Incontestability.............................................................      3
   Misstatement of Age or Sex...................................................      3
   Participation................................................................      3
   Assignment...................................................................      3
DISTRIBUTION OF THE CONTRACTS...................................................      3
DETERMINING ACCUMULATION UNIT VALUES............................................      3
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS.........................      4
VOTING RIGHTS...................................................................      4
VARIABLE ANNUITY PAYMENTS.......................................................      6
   Assumed Investment Rate......................................................      6
   Amount of Variable Annuity Payments..........................................      6
   Annuity Unit Value...........................................................      7
FEDERAL TAX CONSIDERATIONS......................................................      8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     13
OTHER INFORMATION...............................................................     13
FINANCIAL STATEMENTS............................................................      1

                         ADDITIONAL CONTRACT PROVISIONS


THE INSURANCE COMPANY



First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is a New York domiciled life and health company with licenses in New York, Arizona, Connecticut and Delaware. The Company's Home Office is located at 333 West 34th Street, 10th Floor, New York, NY 10001-2403 with its administrative office at One Cityplace, 185 Asylum Street, Hartford, Connecticut 06103-3415.


THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract does not participate in our divisible surplus.

ASSIGNMENT

Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

                          DISTRIBUTION OF THE CONTRACTS


Information about the distribution of the Contracts is contained in the prospectus (see "Distribution of Variable Annuity Contracts"). Additional information is provided below.



MLI Distribution LLC ("MLIDLLC) (formerly Travelers Distribution LLC) acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.



MLI Distribution LLC is affiliated with First Citicorp Life Insurance Company and the Separate Account.



The following table shows the amount of commissions paid to and the amount of commissions retained by MDLLC over the past three years.

                         MDLLC Underwriting Commissions



        UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                BY THE COMPANY                          RETAINED BY TDLLC
2005                   $165,421                                    $0

2004                   $313,000                                    $0

2003                   $414,000                                    $0



The Company and MLIDLLC have also entered into a preferred distribution arrangement with Citicorp Investment Services, Inc. (Citicorp Investment). These arrangements are sometimes called "shelf space" arrangements. Under this arrangement, the Company and MLIDLLC pay separate, additional compensation to Citicorp Investment for services Citicorp Investment provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of Citicorp Investment, the hiring and training of Citicorp Investment's sales personnel, the sponsoring of conferences and seminars by Citicorp Investment, or general marketing services performed by Citicorp Investment. Citicorp Investment may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the Citicorp Investment and its registered representatives to favor the Company's products. The amount of total compensation (additional compensation non-commission amounts and commissions) paid to Citicorp Investment during 2005 was $0.



There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                      DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's Accumulation Unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

      (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

      (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

      (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.

             ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

                                  VOTING RIGHTS

In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit 5 value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or of any subaccount.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by First Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

The annuity unit value is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

      (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

      (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.   Net Investment Factor for period                        1.003662336

2.   Adjustment for 3% Assumed Investment Rate               0.999919016

3.   2x1                                                     1.003581055

4.   annuity unit value, beginning of valuation period         10.743769

5.   annuity unit value, end of valuation period (3x4)         10.782243


                        CALCULATION OF MONEY MARKET YIELD



From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:



        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1



Where:



BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV * Period Charge.

AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee * (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).



We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:



BaseReturn = AUVChange / PriorAUV



Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59-1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of First Citicorp Life Variable Annuity Separate Account as of December 31, 2005 and for the period in the year then ended and First Citicorp Life Insurance Company of Connecticut (which report expresses an opinion that those financial statements were not fairly presented in conformity with accounting principles generally accepted in the United States of America; however, such report also expresses an unqualified opinion on those financial statements' conformity with the statutory basis of accounting), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The statutory financial statements of First Citicorp Life Insurance Company as of and for the year ended December 31, 2004 have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report dated April 27, 2005 includes explanatory language that states that the First Citicorp Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, our report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America.



The statement of changes in net assets of First Citicorp Life Variable Annuity Separate Account for the year ended December 31, 2004, and financial highlights for each of the years in the four-year period ended December 31, 2004, have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                                OTHER INFORMATION


A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                           SEPARATE ACCOUNT FINANCIALS



ANNUAL REPORT
DECEMBER 31, 2005

                  FIRST CITICORP LIFE VARIABLE ANNUITY
                  SEPARATE ACCOUNT
                                  OF
                  FIRST CITICORP LIFE INSURANCE COMPANY

First Citicorp Life Insurance Company
One Cityplace
Hartford, CT 06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
First Citicorp Life Variable Annuity Separate Account and the Board of Directors of First Citicorp Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising First Citicorp Life Variable Annuity Separate Account (the "Separate Account") of First Citicorp Life Insurance Company ("FCLIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising First Citicorp Life Variable Annuity Separate Account of FCLIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                        AIM V.I. Balanced Fund - Series I
                  AIM V.I. Capital Appreciation Fund - Series I
                      AIM V.I. Core Equity Fund - Series I
                 AIM V.I. Government Securities Fund - Series I
                         AIM V.I. Growth Fund - Series I
                  AIM V.I. International Growth Fund - Series I
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Global Technology Portfolio - Class B
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                      Comstock Portfolio - Class II Shares
                     Contrafund(R) Portfolio - Initial Class
                    Contrafund(R) Portfolio - Service Class 2
            Dynamic Capital Appreciation Portfolio - Service Class 2
                   Emerging Growth Portfolio - Class II Shares
                    Equity - Income Portfolio - Initial Class
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
             Franklin Small-Mid Cap Growth Securities Fund - Class 2
                                     Shares
                           Fundamental Value Portfolio
                        Growth Portfolio - Initial Class
                      High Income Portfolio - Initial Class
                         High Yield Bond Fund - Class I
                              High Yield Bond Trust
                       Index 500 Portfolio - Initial Class
                            Investors Fund - Class I
                               Large Cap Portfolio
                        Mercury Large Cap Core Portfolio
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS(R) Bond Series
                          MFS(R) Emerging Growth Series
                           MFS(R) Money Market Series
                             MFS(R) Research Series
                         MFS(R) Strategic Income Series
                           MFS(R) Total Return Series
                             Money Market Portfolio
                       Overseas Portfolio - Initial Class
                       Pioneer Strategic Income Portfolio
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                        SB Government Portfolio - Class A
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                    Smith Barney Growth and Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
               Templeton Foreign Securities Fund - Class 2 Shares
                           Total Return Fund - Class I
                  Total Return Portfolio - Administrative Class
                        Travelers Quality Bond Portfolio

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of First Citicorp Life Insurance Company and Owners of Variable Annuity Contracts of First Citicorp Life Variable Annuity Separate
Account:

We have audited the statement of changes in net assets of First Citicorp Life Variable Annuity Separate Account (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year ended December 31, 2004 and the financial highlights for each of the years in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting First Citicorp Life Variable Annuity Separate Account for the year then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Hartford, Connecticut
March 25, 2005

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                                                                            AIM V.I.
                                                                                    AIM V.I. BASIC          CAPITAL
                                            HIGH YIELD          MONEY MARKET       BALANCED FUND -        APPRECIATION
                                            BOND TRUST           PORTFOLIO             SERIES I         FUND - SERIES I
                                         ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:           $       789,157      $       892,379      $        16,201      $     7,962,257

  Receivables:
    Dividends ................                        --                1,580                   --                   --
                                         ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                   789,157              893,959               16,201            7,962,257
                                         ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        27                   31                    1                  194
    Administrative fees ......                         3                    4                   --                   33
                                         ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                        30                   35                    1                  227
                                         ---------------      ---------------      ---------------      ---------------

NET ASSETS:                              $       789,127      $       893,924      $        16,200      $     7,962,030
                                         ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                  AIM V.I.                                  AIM V.I.
                                            AIM V.I.             GOVERNMENT            AIM V.I.          INTERNATIONAL
                                           CORE EQUITY       SECURITIES FUND -      GROWTH FUND -        GROWTH FUND -
                                         FUND - SERIES I          SERIES I             SERIES I             SERIES I
                                         ---------------     -----------------     ---------------      ---------------
ASSETS:
  Investments at market value:           $     9,196,330      $     4,839,774      $     2,909,830      $     7,538,573

  Receivables:
    Dividends ................                        --                   --                   --                   --
                                         ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                 9,196,330            4,839,774            2,909,830            7,538,573
                                         ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       235                  127                   80                  190
    Administrative fees ......                        38                   20                   12                   31
                                         ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       273                  147                   92                  221
                                         ---------------      ---------------      ---------------      ---------------

NET ASSETS:                              $     9,196,057      $     4,839,627      $     2,909,738      $     7,538,352
                                         ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                     ALLIANCEBERNSTEIN                           ALLIANCEBERNSTEIN          FRANKLIN
   AIM V.I.                GLOBAL          ALLIANCEBERNSTEIN         LARGE-CAP             SMALL-MID            TEMPLETON
    PREMIER              TECHNOLOGY            GROWTH AND             GROWTH               CAP GROWTH            FOREIGN
 EQUITY FUND -          PORTFOLIO -        INCOME PORTFOLIO -       PORTFOLIO -        SECURITIES FUND -    SECURITIES FUND -
   SERIES I               CLASS B               CLASS B               CLASS B            CLASS 2 SHARES       CLASS 2 SHARES
---------------      -----------------     ------------------    -----------------     -----------------    -----------------
$    14,305,012       $       995,167       $       188,889       $       145,617       $     1,644,954       $     4,087,805


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

     14,305,012               995,167               188,889               145,617             1,644,954             4,087,805
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




            394                    34                     6                     5                    56                   140
             59                     4                     1                     1                     7                    17
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            453                    38                     7                     6                    63                   157
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$    14,304,559       $       995,129       $       188,882       $       145,611       $     1,644,891       $     4,087,648
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                EQUITY INDEX         FUNDAMENTAL              MFS(R)
                                           APPRECIATION         PORTFOLIO -             VALUE               EMERGING
                                             PORTFOLIO        CLASS II SHARES         PORTFOLIO          GROWTH SERIES
                                         ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:           $     7,318,784      $     3,471,138      $       859,514      $    12,121,402

  Receivables:
    Dividends ................                        --                   --                   --                   --
                                         ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                 7,318,784            3,471,138              859,514           12,121,402
                                         ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       187                  119                   29                  306
    Administrative fees ......                        30                   14                    4                   50
                                         ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       217                  133                   33                  356
                                         ---------------      ---------------      ---------------      ---------------

NET ASSETS:                              $     7,318,567      $     3,471,005      $       859,481      $    12,121,046
                                         ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                TOTAL RETURN
      MFS(R)               MFS(R)                MFS(R)                MFS(R)                MFS(R)              PORTFOLIO -
  MONEY MARKET            RESEARCH             RESEARCH              STRATEGIC               TOTAL             ADMINISTRATIVE
     SERIES             BOND SERIES             SERIES             INCOME SERIES         RETURN SERIES             CLASS
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     1,578,244       $     4,239,031       $     8,262,197       $       913,438       $    13,940,680       $     1,680,604


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      1,578,244             4,239,031             8,262,197               913,438            13,940,680             1,680,604
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




             38                   111                   201                    22                   363                    58
              6                    17                    34                     4                    57                     7
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

             44                   128                   235                    26                   420                    65
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     1,578,200       $     4,238,903       $     8,261,962       $       913,412       $    13,940,260       $     1,680,539
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             PUTNAM VT           PUTNAM VT
                                           INTERNATIONAL         SMALL CAP
                                           EQUITY FUND -        VALUE FUND -           ALL CAP             HIGH YIELD
                                             CLASS IB             CLASS IB              FUND -            BOND FUND -
                                              SHARES               SHARES              CLASS I              CLASS I
                                         ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:           $        77,937      $       244,244      $     8,844,245      $     1,192,132

  Receivables:
    Dividends ................                        --                   --                   --                   --
                                         ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                    77,937              244,244            8,844,245            1,192,132
                                         ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                         3                    8                  303                   41
    Administrative fees ......                        --                    1                   37                    5
                                         ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                         3                    9                  340                   46
                                         ---------------      ---------------      ---------------      ---------------

NET ASSETS:                              $        77,934      $       244,235      $     8,843,905      $     1,192,086
                                         ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                SMITH BARNEY
                                                                                                                  PREMIER
                                                   SB              SMITH BARNEY           SMITH BARNEY           SELECTIONS
    INVESTORS                                  GOVERNMENT            DIVIDEND              GROWTH AND             ALL CAP
     FUND -             TOTAL RETURN          PORTFOLIO -            STRATEGY                INCOME                GROWTH
     CLASS I           FUND - CLASS I           CLASS A              PORTFOLIO             PORTFOLIO             PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     6,693,336       $     2,136,345       $       978,929       $     1,292,018       $       825,823       $     1,191,278


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      6,693,336             2,136,345               978,929             1,292,018               825,823             1,191,278
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




            229                    73                    33                    44                    28                    41
             28                     9                     4                     5                     3                     5
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            257                    82                    37                    49                    31                    46
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     6,693,079       $     2,136,263       $       978,892       $     1,291,969       $       825,792       $     1,191,232
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                AIM                                                         MERCURY
                                              CAPITAL              EQUITY                                  LARGE CAP
                                           APPRECIATION            INCOME             LARGE CAP               CORE
                                             PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                         ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:           $     5,056,425      $     1,217,145      $     7,539,791      $     2,630,475

  Receivables:
    Dividends ................                        --                   --                   --                   --
                                         ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                 5,056,425            1,217,145            7,539,791            2,630,475
                                         ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       173                   42                  259                   90
    Administrative fees ......                        21                    5                   31                   11
                                         ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       194                   47                  290                  101
                                         ---------------      ---------------      ---------------      ---------------

NET ASSETS:                              $     5,056,231      $     1,217,098      $     7,539,501      $     2,630,374
                                         ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                SMITH BARNEY
       MFS                  MFS                 PIONEER              TRAVELERS            SMITH BARNEY         INTERNATIONAL
     MID CAP               TOTAL               STRATEGIC              QUALITY              AGGRESSIVE             ALL CAP
     GROWTH                RETURN                INCOME                BOND                  GROWTH                GROWTH
    PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$     3,854,850       $     6,959,580       $     1,078,643       $     3,688,750       $     6,573,728       $        51,478


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

      3,854,850             6,959,580             1,078,643             3,688,750             6,573,728                51,478
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




            132                   238                    37                   127                   177                     2
             16                    29                     5                    15                    27                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            148                   267                    42                   142                   204                     2
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$     3,854,702       $     6,959,313       $     1,078,601       $     3,688,608       $     6,573,524       $        51,476
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                SMITH BARNEY
                                           SMITH BARNEY            LARGE             SMITH BARNEY           COMSTOCK
                                             LARGE CAP         CAPITALIZATION          MID CAP            PORTFOLIO -
                                               VALUE               GROWTH                CORE               CLASS II
                                             PORTFOLIO           PORTFOLIO            PORTFOLIO              SHARES
                                         ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:           $       168,671      $       196,410      $       414,958      $       420,317

  Receivables:
    Dividends ................                        --                   --                   --                   --
                                         ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                   168,671              196,410              414,958              420,317
                                         ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                         6                    7                   14                   14
    Administrative fees ......                        --                    1                    2                    2
                                         ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                         6                    8                   16                   16
                                         ---------------      ---------------      ---------------      ---------------

NET ASSETS:                              $       168,665      $       196,402      $       414,942      $       420,301
                                         ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                            DYNAMIC
    EMERGING            SMITH BARNEY                                                        CAPITAL
     GROWTH              SMALL CAP                                 CONTRAFUND(R)          APPRECIATION
   PORTFOLIO -             GROWTH            CONTRAFUND(R)          PORTFOLIO -            PORTFOLIO -        EQUITY - INCOME
    CLASS II           OPPORTUNITIES         PORTFOLIO -             SERVICE                 SERVICE            PORTFOLIO -
     SHARES              PORTFOLIO          INITIAL CLASS            CLASS 2                 CLASS 2           INITIAL CLASS
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$        56,492       $     3,265,196       $    21,737,035       $     2,317,973       $        34,707       $    18,050,492


             --                    --                    --                    --                    --                    --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

         56,492             3,265,196            21,737,035             2,317,973                34,707            18,050,492
---------------       ---------------       ---------------       ---------------       ---------------       ---------------




              2                    92                   575                    79                     1                   458
             --                    14                    89                    10                    --                    74
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

              2                   106                   664                    89                     1                   532
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

$        56,490       $     3,265,090       $    21,736,371       $     2,317,884       $        34,706       $    18,049,960
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             GROWTH             HIGH INCOME           INDEX 500             OVERSEAS
                                           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                          INITIAL CLASS        INITIAL CLASS        INITIAL CLASS        INITIAL CLASS
                                         ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:           $    13,342,631      $     4,041,338      $    27,224,732      $     4,073,126

  Receivables:
    Dividends ................                        --                   --                   --                   --
                                         ---------------      ---------------      ---------------      ---------------

      Total Assets ...........                13,342,631            4,041,338           27,224,732            4,073,126
                                         ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       366                  101                  715                  101
    Administrative fees ......                        55                   17                  112                   17
                                         ---------------      ---------------      ---------------      ---------------

      Total Liabilities ......                       421                  118                  827                  118
                                         ---------------      ---------------      ---------------      ---------------

NET ASSETS:                              $    13,342,210      $     4,041,220      $    27,223,905      $     4,073,008
                                         ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                  AIM V.I.            AIM V.I.
                                                                                                   BASIC              CAPITAL
                                                                                                  BALANCED          APPRECIATION
                                                        HIGH YIELD          MONEY MARKET           FUND -              FUND -
                                                        BOND TRUST           PORTFOLIO            SERIES I            SERIES I
                                                      --------------       --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................       $           43       $       29,553      $          232      $        4,948
                                                      --------------       --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               10,334               13,192                 194              75,144
  Administrative fees .........................                1,240                1,583                  23              12,629
                                                      --------------       --------------      --------------      --------------

    Total expenses ............................               11,574               14,775                 217              87,773
                                                      --------------       --------------      --------------      --------------

      Net investment income (loss) ............              (11,531)              14,778                  15             (82,825)
                                                      --------------       --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                  --                  --
    Realized gain (loss) on sale of investments               10,220                   --                  85            (191,629)
                                                      --------------       --------------      --------------      --------------

      Realized gain (loss) ....................               10,220                   --                  85            (191,629)
                                                      --------------       --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                 (146)                  --                 604             831,510
                                                      --------------       --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................       $       (1,457)      $       14,778      $          704      $      557,056
                                                      ==============       ==============      ==============      ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                          AIM V.I.                                                                           ALLIANCEBERNSTEIN
   AIM V.I.              GOVERNMENT                                  AIM V.I.               AIM V.I.               GLOBAL
     CORE                SECURITIES             AIM V.I.           INTERNATIONAL            PREMIER              TECHNOLOGY
 EQUITY FUND -             FUND -            GROWTH FUND -         GROWTH FUND -         EQUITY FUND -          PORTFOLIO -
   SERIES I               SERIES I              SERIES I             SERIES I               SERIES I              CLASS B
---------------       ---------------       ---------------       ---------------       ---------------      -----------------
$       138,819       $       157,634       $            --       $        46,648       $       119,928       $            --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


         94,722                53,289                32,645                68,264               159,098                12,790
         15,113                 8,353                 4,899                11,180                23,737                 1,535
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

        109,835                61,642                37,544                79,444               182,835                14,325
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

         28,984                95,992               (37,544)              (32,796)              (62,907)              (14,325)
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



             --                    --                    --                    --                    --                    --
        (47,556)               92,874              (621,929)               19,533            (1,225,083)             (227,145)
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

        (47,556)               92,874              (621,929)               19,533            (1,225,083)             (227,145)
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


        399,565              (160,001)              840,016             1,132,558             1,893,803               258,914
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



$       380,993       $        28,865       $       180,543       $     1,119,295       $       605,813       $        17,444
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN       FRANKLIN
                                                        GROWTH AND            LARGE-CAP          SMALL-MID           TEMPLETON
                                                          INCOME                GROWTH           CAP GROWTH           FOREIGN
                                                        PORTFOLIO -          PORTFOLIO -     SECURITIES FUND -   SECURITIES FUND -
                                                          CLASS B              CLASS B         CLASS 2 SHARES      CLASS 2 SHARES
                                                     ----------------     ----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................       $        2,257       $           --      $           --      $       46,666
                                                      --------------       --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                2,206                1,407              21,012              49,428
  Administrative fees .........................                  265                  169               2,521               5,931
                                                      --------------       --------------      --------------      --------------

    Total expenses ............................                2,471                1,576              23,533              55,359
                                                      --------------       --------------      --------------      --------------

      Net investment income (loss) ............                 (214)              (1,576)            (23,533)             (8,693)
                                                      --------------       --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                  --                  --
    Realized gain (loss) on sale of investments                5,708                1,684             (90,206)            (83,540)
                                                      --------------       --------------      --------------      --------------

      Realized gain (loss) ....................                5,708                1,684             (90,206)            (83,540)
                                                      --------------       --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                  354               18,239             155,294             420,164
                                                      --------------       --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................       $        5,848       $       18,347      $       41,555      $      327,931
                                                      ==============       ==============      ==============      ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                        EQUITY INDEX
                        PORTFOLIO -            FUNDAMENTAL             MFS(R)                 MFS(R)               MFS(R)
  APPRECIATION            CLASS II                VALUE              EMERGING             MONEY MARKET            RESEARCH
    PORTFOLIO              SHARES               PORTFOLIO          GROWTH SERIES             SERIES             BOND SERIES
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$        61,949       $        42,447       $         8,115       $            --       $        46,132       $       277,513
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


         72,990                46,753                10,291               116,367                15,662                48,250
         11,838                 5,610                 1,235                18,912                 2,630                 7,605
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

         84,828                52,363                11,526               135,279                18,292                55,855
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

        (22,879)               (9,916)               (3,411)             (135,279)               27,840               221,658
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



             --                    --                51,048                    --                    --                46,841
        137,655              (124,555)               16,616              (856,883)                   --                50,645
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

        137,655              (124,555)               67,664              (856,883)                   --                97,486
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


        110,273               227,056               (37,533)            1,868,266                    --              (297,849)
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



$       225,049       $        92,585       $        26,720       $       876,104       $        27,840       $        21,295
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                MFS(R)                              TOTAL RETURN
                                                           MFS(R)             STRATEGIC                               PORTFOLIO -
                                                         RESEARCH              INCOME            MFS(R) TOTAL      ADMINISTRATIVE
                                                          SERIES               SERIES           RETURN SERIES          CLASS
                                                      --------------       --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................       $       44,667       $       77,855      $      332,036      $       58,925
                                                      --------------       --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               80,359                9,241             150,152              21,720
  Administrative fees .........................               13,553                1,556              23,684               2,606
                                                      --------------       --------------      --------------      --------------

    Total expenses ............................               93,912               10,797             173,836              24,326
                                                      --------------       --------------      --------------      --------------

      Net investment income (loss) ............              (49,245)              67,058             158,200              34,599
                                                      --------------       --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                4,077             650,955              26,767
    Realized gain (loss) on sale of investments             (248,189)               7,540             604,577               7,067
                                                      --------------       --------------      --------------      --------------

      Realized gain (loss) ....................             (248,189)              11,617           1,255,532              33,834
                                                      --------------       --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................              850,479              (72,783)         (1,191,154)            (51,744)
                                                      --------------       --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................       $      553,045       $        5,892      $      222,578      $       16,689
                                                      ==============       ==============      ==============      ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    PUTNAM VT            PUTNAM VT
  INTERNATIONAL          SMALL CAP
  EQUITY FUND -         VALUE FUND -            ALL CAP             HIGH YIELD                                  TOTAL RETURN
    CLASS IB              CLASS IB               FUND -             BOND FUND -        INVESTORS FUND -            FUND -
     SHARES                SHARES               CLASS I               CLASS I              CLASS I                CLASS I
---------------       ---------------       ---------------       ---------------      ----------------       ---------------
$           601       $           400       $        75,830       $        70,624       $        78,421       $        42,204
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


            744                 2,873               114,176                15,939                87,587                28,733
             89                   345                13,701                 1,913                10,510                 3,448
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            833                 3,218               127,877                17,852                98,097                32,181
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

           (232)               (2,818)              (52,047)               52,772               (19,676)               10,023
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



             --                12,965                 6,247                19,679                    --                14,303
          3,154                 7,259               231,441                31,112               149,428                33,018
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

          3,154                20,224               237,688                50,791               149,428                47,321
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


          4,918                (1,247)               25,467               (72,441)              202,472               (20,891)
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



$         7,840       $        16,159       $       211,108       $        31,122       $       332,224       $        36,453
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                    SMITH BARNEY
                                                                                                                       PREMIER
                                                            SB               SMITH BARNEY        SMITH BARNEY         SELECTIONS
                                                        GOVERNMENT             DIVIDEND           GROWTH AND           ALL CAP
                                                        PORTFOLIO -            STRATEGY             INCOME              GROWTH
                                                          CLASS A             PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                      --------------       --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................       $       44,482       $       25,381      $        6,470      $        1,437
                                                      --------------       --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               12,893               18,312              10,626              15,580
  Administrative fees .........................                1,547                2,197               1,275               1,870
                                                      --------------       --------------      --------------      --------------

    Total expenses ............................               14,440               20,509              11,901              17,450
                                                      --------------       --------------      --------------      --------------

      Net investment income (loss) ............               30,042                4,872              (5,431)            (16,013)
                                                      --------------       --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                   --                  --                  --
    Realized gain (loss) on sale of investments                7,626             (139,926)             (6,328)             (2,757)
                                                      --------------       --------------      --------------      --------------

      Realized gain (loss) ....................                7,626             (139,926)             (6,328)             (2,757)
                                                      --------------       --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................              (37,609)             108,241              30,174              78,906
                                                      --------------       --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................       $           59       $      (26,813)     $       18,415      $       60,136
                                                      ==============       ==============      ==============      ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                      MERCURY                 MFS                 MFS MID
   AIM CAPITAL                                                       LARGE CAP              EMERGING                CAP
  APPRECIATION         EQUITY INCOME           LARGE CAP               CORE                  GROWTH                GROWTH
    PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
---------------       ---------------       ---------------       ---------------       ---------------       ---------------
$        10,693       $            --       $            --       $            --       $            --       $            --
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


         64,846                15,771                96,318                33,973                 1,779                49,222
          7,781                 1,892                11,558                 4,077                   213                 5,906
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

         72,627                17,663               107,876                38,050                 1,992                55,128
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

        (61,934)              (17,663)             (107,876)              (38,050)               (1,992)              (55,128)
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



             --                18,036                    --                    --                    --                    --
       (868,776)               18,670              (580,679)             (182,833)             (961,419)             (774,621)
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

       (868,776)               36,706              (580,679)             (182,833)             (961,419)             (774,621)
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


      1,261,900                18,543             1,203,363               487,390               935,012               898,986
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



$       331,190       $        37,586       $       514,808       $       266,507       $       (28,399)      $        69,237
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               PIONEER           TRAVELERS          SMITH BARNEY
                                                         MFS TOTAL            STRATEGIC           QUALITY            AGGRESSIVE
                                                          RETURN                INCOME              BOND               GROWTH
                                                         PORTFOLIO            PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                      --------------       --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................       $      151,368       $       43,533      $           --      $           --
                                                      --------------       --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               89,911               14,202              49,649              65,398
  Administrative fees .........................               10,789                1,704               5,958               9,987
                                                      --------------       --------------      --------------      --------------

    Total expenses ............................              100,700               15,906              55,607              75,385
                                                      --------------       --------------      --------------      --------------

      Net investment income (loss) ............               50,668               27,627             (55,607)            (75,385)
                                                      --------------       --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              328,820                   --                  --                 190
    Realized gain (loss) on sale of investments               72,368              (16,513)                 72              92,331
                                                      --------------       --------------      --------------      --------------

      Realized gain (loss) ....................              401,188              (16,513)                 72              92,521
                                                      --------------       --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             (347,655)              14,626              64,194             596,882
                                                      --------------       --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................       $      104,201       $       25,740      $        8,659      $      614,018
                                                      ==============       ==============      ==============      ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  SMITH BARNEY                                SMITH BARNEY
  INTERNATIONAL         SMITH BARNEY             LARGE             SMITH BARNEY             COMSTOCK             EMERGING
     ALL CAP             LARGE CAP           CAPITALIZATION           MID CAP             PORTFOLIO -       GROWTH PORTFOLIO -
     GROWTH                VALUE                 GROWTH                CORE                 CLASS II             CLASS II
    PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO               SHARES               SHARES
---------------       ---------------       ---------------       ---------------       ---------------     ------------------
$           676       $         2,662       $           258       $         2,493       $         3,113       $             2
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


            528                 2,240                 2,463                 4,578                 4,772                   351
             63                   269                   295                   549                   573                    42
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            591                 2,509                 2,758                 5,127                 5,345                   393
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

             85                   153                (2,500)               (2,634)               (2,232)                 (391)
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



             --                    --                    --                30,015                10,781                    --
            586                 2,457                 2,862                 2,648                11,398                   801
---------------       ---------------       ---------------       ---------------       ---------------       ---------------

            586                 2,457                 2,862                32,663                22,179                   801
---------------       ---------------       ---------------       ---------------       ---------------       ---------------


          4,340                 8,317                 7,168                (2,337)               (7,821)                3,337
---------------       ---------------       ---------------       ---------------       ---------------       ---------------



$         5,011       $        10,927       $         7,530       $        27,692       $        12,126       $         3,747
===============       ===============       ===============       ===============       ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                       DYNAMIC
                                                       SMITH BARNEY                                                    CAPITAL
                                                         SMALL CAP                              CONTRAFUND(R)        APPRECIATION
                                                          GROWTH            CONTRAFUND(R)         PORTFOLIO -         PORTFOLIO -
                                                       OPPORTUNITIES        PORTFOLIO -           SERVICE               SERVICE
                                                         PORTFOLIO         INITIAL CLASS          CLASS 2               CLASS 2
                                                      --------------       --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................       $           --       $       67,295      $        2,235      $           --
                                                      --------------       --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               34,550              210,080              23,912                 288
  Administrative fees .........................                4,990               32,614               2,869                  35
                                                      --------------       --------------      --------------      --------------

    Total expenses ............................               39,540              242,694              26,781                 323
                                                      --------------       --------------      --------------      --------------

      Net investment income (loss) ............              (39,540)            (175,399)            (24,546)               (323)
                                                      --------------       --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              317,189                4,206                 319                  --
    Realized gain (loss) on sale of investments               20,441              926,310              31,554                 249
                                                      --------------       --------------      --------------      --------------

      Realized gain (loss) ....................              337,630              930,516              31,873                 249
                                                      --------------       --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             (201,431)           2,360,672             273,738               4,435
                                                      --------------       --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................       $       96,659       $    3,115,789      $      281,065      $        4,361
                                                      ==============       ==============      ==============      ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   EQUITY -
    INCOME                  GROWTH              HIGH INCOME             INDEX 500             OVERSEAS
  PORTFOLIO -            PORTFOLIO -            PORTFOLIO -            PORTFOLIO -           PORTFOLIO -
 INITIAL CLASS          INITIAL CLASS          INITIAL CLASS          INITIAL CLASS         INITIAL CLASS
---------------        ---------------        ---------------        ---------------       ---------------
$       337,337        $        81,944        $       680,702        $       583,841       $        27,479
---------------        ---------------        ---------------        ---------------       ---------------


        179,160                145,894                 41,896                291,140                35,278
         29,031                 21,905                  6,855                 45,503                 5,833
---------------        ---------------        ---------------        ---------------       ---------------

        208,191                167,799                 48,751                336,643                41,111
---------------        ---------------        ---------------        ---------------       ---------------

        129,146                (85,855)               631,951                247,198               (13,632)
---------------        ---------------        ---------------        ---------------       ---------------



        741,309                     --                     --                     --                21,505
         95,627             (1,476,628)              (522,326)               329,064              (141,717)
---------------        ---------------        ---------------        ---------------       ---------------

        836,936             (1,476,628)              (522,326)               329,064              (120,212)
---------------        ---------------        ---------------        ---------------       ---------------


       (164,165)             2,097,218                (53,257)               356,459               743,195
---------------        ---------------        ---------------        ---------------       ---------------



$       801,917        $       534,735        $        56,368        $       932,721       $       609,351
===============        ===============        ===============        ===============       ===============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                               AIM V.I. BASIC
                                                    HIGH YIELD                    MONEY MARKET                BALANCED FUND -
                                                    BOND TRUST                     PORTFOLIO                      SERIES I
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (11,531)   $    44,800    $    14,778    $    (6,090)   $        15    $         6
  Realized gain (loss) ..................        10,220         13,141             --             --             85             42
  Change in unrealized gain (loss)
    on investments ......................          (146)         2,249             --             --            604            629
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        (1,457)        60,190         14,778         (6,090)           704            677
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --             --           (430)            --             --          6,500
  Participant transfers from other
    funding options .....................        37,908         27,957        156,830        111,545          3,214             --
  Administrative charges ................           (11)           (28)           (83)            (4)            --             --
  Contract surrenders ...................       (58,276)       (67,910)      (180,123)       (42,917)        (1,124)          (143)
  Participant transfers to other
    funding options .....................       (59,301)       (38,559)      (256,189)      (615,110)            --         (1,099)
  Other receipts/(payments) .............          (125)       (38,535)            --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (79,805)      (117,075)      (279,995)      (546,486)         2,090          5,258
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       (81,262)       (56,885)      (265,217)      (552,576)         2,794          5,935


NET ASSETS:
    Beginning of year ...................       870,389        927,274      1,159,141      1,711,717         13,406          7,471
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   789,127    $   870,389    $   893,924    $ 1,159,141    $    16,200    $    13,406
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                           AIM V.I.
        AIM V.I. CAPITAL                    AIM V.I.                      GOVERNMENT                       AIM V.I.
          APPRECIATION                    CORE EQUITY                 SECURITIES FUND -                 GROWTH FUND -
        FUND - SERIES I                 FUND - SERIES I                    SERIES I                        SERIES I
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (82,825)   $   (116,554)   $     28,984    $    (30,323)   $     95,992    $    147,248    $    (37,544)   $    (48,999)
    (191,629)       (580,591)        (47,556)       (336,589)         92,874         392,137        (621,929)       (961,262)

     831,510       1,184,089         399,565       1,235,616        (160,001)       (421,249)        840,016       1,259,291
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     557,056         486,944         380,993         868,704          28,865         118,136         180,543         249,030
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      76,755          46,683          65,867          38,564           1,366           7,300           3,889          12,160

      30,038         123,090          18,557          91,043          19,280          78,049          13,483          69,746
        (489)           (795)           (597)           (760)           (262)           (640)           (253)           (210)
  (2,104,031)     (3,195,961)     (2,122,675)     (2,770,947)     (1,542,978)     (4,529,344)       (818,112)       (887,474)

    (363,262)       (390,272)       (438,964)       (807,503)        (80,165)       (811,592)       (215,416)       (413,289)
     (45,462)       (173,203)        (67,227)        (99,435)        (63,502)       (176,627)        (41,710)        (55,609)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (2,406,451)     (3,590,458)     (2,545,039)     (3,549,038)     (1,666,261)     (5,432,854)     (1,058,119)     (1,274,676)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,849,395)     (3,103,514)     (2,164,046)     (2,680,334)     (1,637,396)     (5,314,718)       (877,576)     (1,025,646)



   9,811,425      12,914,939      11,360,103      14,040,437       6,477,023      11,791,741       3,787,314       4,812,960
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  7,962,030    $  9,811,425    $  9,196,057    $ 11,360,103    $  4,839,627    $  6,477,023    $  2,909,738    $  3,787,314
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      AIM V.I.                      AIM V.I.                 ALLIANCEBERNSTEIN
                                                   INTERNATIONAL                    PREMIER                        GLOBAL
                                                   GROWTH FUND -                 EQUITY FUND -                   TECHNOLOGY
                                                      SERIES I                      SERIES I                PORTFOLIO - CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (32,796)   $   (38,519)   $   (62,907)   $  (155,382)   $   (14,325)   $   (16,087)
  Realized gain (loss) ..................        19,533       (451,380)    (1,225,083)    (2,170,802)      (227,145)      (151,815)
  Change in unrealized gain (loss)
    on investments ......................     1,132,558      2,080,623      1,893,803      3,052,227        258,914        205,220
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,119,295      1,590,724        605,813        726,043         17,444         37,318
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         4,200          3,714         11,200         46,125          3,750          2,620
  Participant transfers from other
    funding options .....................       182,182        211,538         43,928        113,265         12,508         20,749
  Administrative charges ................          (223)          (385)          (998)        (1,622)           (13)            (8)
  Contract surrenders ...................    (1,618,263)    (1,933,487)    (3,592,882)    (4,974,051)       (86,674)       (43,058)
  Participant transfers to other
    funding options .....................       (31,577)      (272,854)      (855,110)    (1,124,662)      (116,207)       (43,544)
  Other receipts/(payments) .............       (84,262)      (160,393)      (191,859)      (237,155)       (13,902)       (13,877)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,547,943)    (2,151,867)    (4,585,721)    (6,178,100)      (200,538)       (77,118)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (428,648)      (561,143)    (3,979,908)    (5,452,057)      (183,094)       (39,800)


NET ASSETS:
    Beginning of year ...................     7,967,000      8,528,143     18,284,467     23,736,524      1,178,223      1,218,023
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 7,538,352    $ 7,967,000    $14,304,559    $18,284,467    $   995,129    $ 1,178,223
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                         FRANKLIN
      ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN                   SMALL-MID                         TEMPLETON
          GROWTH AND                     LARGE-CAP                       CAP GROWTH                         FOREIGN
      INCOME PORTFOLIO -             GROWTH PORTFOLIO -              SECURITIES FUND -                 SECURITIES FUND -
           CLASS B                        CLASS B                      CLASS 2 SHARES                    CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$       (214)   $       (901)   $     (1,576)   $        (73)   $    (23,533)   $    (26,298)   $     (8,693)   $    (11,661)
       5,708             727           1,684              (9)        (90,206)        (62,090)        (83,540)       (113,510)

         354          14,963          18,239             444         155,294         269,076         420,164         692,560
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       5,848          14,789          18,347             362          41,555         180,688         327,931         567,389
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          --              --              --              --          13,588          23,340          (2,133)          1,740

      71,445          61,925         173,661              --          26,761          31,383         349,814         164,002
          (5)             (6)             --              --             (34)            (32)            (46)            (29)
     (14,939)         (5,174)        (52,042)             --        (158,768)       (139,634)       (392,116)       (182,840)

     (37,983)             --              --              --        (217,865)        (53,820)        (80,814)        (74,632)
          --              --              --              --          (2,160)           (142)        (24,039)        (28,077)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      18,518          56,745         121,619              --        (338,478)       (138,905)       (149,334)       (119,836)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      24,366          71,534         139,966             362        (296,923)         41,783         178,597         447,553



     164,516          92,982           5,645           5,283       1,941,814       1,900,031       3,909,051       3,461,498
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    188,882    $    164,516    $    145,611    $      5,645    $  1,644,891    $  1,941,814    $  4,087,648    $  3,909,051
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    EQUITY
                                                   APPRECIATION               INDEX PORTFOLIO -                 FUNDAMENTAL
                                                    PORTFOLIO                  CLASS II SHARES                VALUE PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (22,879)   $    (2,981)   $    (9,916)   $    (3,924)   $    (3,411)   $    (4,769)
  Realized gain (loss) ..................       137,655         22,141       (124,555)      (125,928)        67,664         28,879
  Change in unrealized gain (loss)
    on investments ......................       110,273        607,357        227,056        481,056        (37,533)        28,200
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       225,049        626,517         92,585        351,204         26,720         52,310
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         5,950         76,679          5,000         12,840          1,500          6,500
  Participant transfers from other
    funding options .....................       455,188        835,144         22,673         80,916        149,329        259,132
  Administrative charges ................          (406)          (505)           (78)           (70)            (4)           (11)
  Contract surrenders ...................    (1,892,823)    (1,758,147)      (484,028)      (268,944)       (93,592)       (21,308)
  Participant transfers to other
    funding options .....................      (122,830)      (462,692)      (471,843)      (118,578)       (57,371)       (60,961)
  Other receipts/(payments) .............       (84,657)       (70,314)       (60,325)      (140,450)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,639,578)    (1,379,835)      (988,601)      (434,286)          (138)       183,352
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (1,414,529)      (753,318)      (896,016)       (83,082)        26,582        235,662


NET ASSETS:
    Beginning of year ...................     8,733,096      9,486,414      4,367,021      4,450,103        832,899        597,237
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 7,318,567    $ 8,733,096    $ 3,471,005    $ 4,367,021    $   859,481    $   832,899
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             MFS(R)                          MFS(R)                         MFS(R)
       MFS(R) EMERGING                    MONEY MARKET                      RESEARCH                      RESEARCH
        GROWTH SERIES                       SERIES                        BOND SERIES                      SERIES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   (135,279)   $   (164,602)   $     27,840    $    (10,007)   $    221,658    $    362,557    $    (49,245)   $      8,242
    (856,883)     (1,747,971)             --              --          97,486         142,520        (248,189)       (874,147)

   1,868,266       3,508,359              --              --        (297,849)       (198,931)        850,479       2,264,121
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     876,104       1,595,786          27,840         (10,007)         21,295         306,146         553,045       1,398,216
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       6,796          36,178              --              --          (2,267)         31,527           1,870          13,891

      14,516          47,169       1,513,831       2,230,624          30,388         202,577          21,749          29,655
        (544)           (952)           (302)           (453)           (276)           (411)           (495)           (740)
  (2,498,151)     (3,464,231)     (1,851,228)     (2,371,001)     (1,453,452)     (2,399,277)     (2,070,080)     (2,833,635)

    (459,337)       (818,607)       (214,571)     (1,547,690)        (87,185)       (453,949)       (313,408)       (416,622)
    (140,815)        (84,294)       (121,040)       (136,736)        (95,164)        (10,364)        (28,612)       (162,840)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (3,077,535)     (4,284,737)       (673,310)     (1,825,256)     (1,607,956)     (2,629,897)     (2,388,976)     (3,370,291)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,201,431)     (2,688,951)       (645,470)     (1,835,263)     (1,586,661)     (2,323,751)     (1,835,931)     (1,972,075)



  14,322,477      17,011,428       2,223,670       4,058,933       5,825,564       8,149,315      10,097,893      12,069,968
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 12,121,046    $ 14,322,477    $  1,578,200    $  2,223,670    $  4,238,903    $  5,825,564    $  8,261,962    $ 10,097,893
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                               TOTAL RETURN
                                                       MFS(R)                                                   PORTFOLIO -
                                                    STRATEGIC                    MFS(R) TOTAL                 ADMINISTRATIVE
                                                  INCOME SERIES                 RETURN SERIES                    CLASS
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    67,058    $    57,002    $   158,200    $   129,323    $    34,599    $     7,853
  Realized gain (loss) ..................        11,617         11,228      1,255,532        782,738         33,834         31,717
  Change in unrealized gain (loss)
    on investments ......................       (72,783)         7,541     (1,191,154)       891,815        (51,744)        15,684
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         5,892         75,771        222,578      1,803,876         16,689         55,254
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........             3            283         72,223         72,795          2,500          3,000
  Participant transfers from other
    funding options .....................        12,624        136,882        283,253        703,827        232,677        287,812
  Administrative charges ................           (34)           (68)          (851)        (1,572)            --             (7)
  Contract surrenders ...................      (275,093)      (270,746)    (3,967,314)    (6,587,561)      (141,424)       (94,095)
  Participant transfers to other
    funding options .....................       (22,976)       (23,070)      (362,679)      (632,992)      (138,691)      (119,691)
  Other receipts/(payments) .............       (12,670)        (8,281)      (240,740)       (92,623)       (14,255)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (298,146)      (165,000)    (4,216,108)    (6,538,126)       (59,193)        77,019
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (292,254)       (89,229)    (3,993,530)    (4,734,250)       (42,504)       132,273


NET ASSETS:
    Beginning of year ...................     1,205,666      1,294,895     17,933,790     22,668,040      1,723,043      1,590,770
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   913,412    $ 1,205,666    $13,940,260    $17,933,790    $ 1,680,539    $ 1,723,043
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          PUTNAM VT                      PUTNAM VT
        INTERNATIONAL                    SMALL CAP                                                        HIGH YIELD
        EQUITY FUND -                   VALUE FUND -                       ALL CAP                       BOND FUND -
       CLASS IB SHARES                CLASS IB SHARES                   FUND - CLASS I                     CLASS I
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$       (232)   $         24    $     (2,818)   $     (1,632)   $    (52,047)   $    (85,926)   $     52,772    $     67,168
       3,154             646          20,224           2,383         237,688          97,023          50,791           8,557

       4,918           4,302          (1,247)         34,668          25,467         643,890         (72,441)         48,688
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       7,840           4,972          16,159          35,419         211,108         654,987          31,122         124,413
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          --              --              --              --           6,630          19,843           1,750           5,385

      45,183           7,666          71,253          17,428          65,111         155,989         151,170          40,254
          --              --              (1)             (1)           (171)            (98)            (10)             (8)
     (15,866)             --         (25,157)         (4,664)     (1,191,924)       (580,797)       (357,229)        (57,519)

          --          (2,770)         (2,167)         (2,860)       (255,626)       (181,565)        (49,044)        (22,470)
          --              --              --              --         (37,307)        (15,282)             --         (17,075)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      29,317           4,896          43,928           9,903      (1,413,287)       (601,910)       (253,363)        (51,433)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      37,157           9,868          60,087          45,322      (1,202,179)         53,077        (222,241)         72,980



      40,777          30,909         184,148         138,826      10,046,084       9,993,007       1,414,327       1,341,347
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$     77,934    $     40,777    $    244,235    $    184,148    $  8,843,905    $ 10,046,084    $  1,192,086    $  1,414,327
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  INVESTORS FUND -                TOTAL RETURN                 SB GOVERNMENT
                                                      CLASS I                    FUND - CLASS I             PORTFOLIO - CLASS A
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (19,676)   $     3,963    $    10,023    $     9,792    $    30,042    $    26,579
  Realized gain (loss) ..................       149,428         27,435         47,321         64,512          7,626          9,501
  Change in unrealized gain (loss)
    on investments ......................       202,472        585,061        (20,891)       104,546        (37,609)       (17,286)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       332,224        616,459         36,453        178,850             59         18,794
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         5,629         11,330          1,750          5,385          1,900          6,585
  Participant transfers from other
    funding options .....................       104,990         85,776          7,874          7,415          1,757          5,494
  Administrative charges ................          (130)           (65)           (26)           (26)            (6)           (11)
  Contract surrenders ...................      (955,463)      (375,039)      (283,283)      (125,228)      (137,172)       (73,147)
  Participant transfers to other
    funding options .....................      (199,977)       (92,687)      (158,276)      (126,414)       (12,044)       (46,365)
  Other receipts/(payments) .............      (103,392)       (25,466)       (15,288)       (44,243)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,148,343)      (396,151)      (447,249)      (283,111)      (145,565)      (107,444)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (816,119)       220,308       (410,796)      (104,261)      (145,506)       (88,650)


NET ASSETS:
    Beginning of year ...................     7,509,198      7,288,890      2,547,059      2,651,320      1,124,398      1,213,048
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 6,693,079    $ 7,509,198    $ 2,136,263    $ 2,547,059    $   978,892    $ 1,124,398
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                         SMITH BARNEY
         SMITH BARNEY                    SMITH BARNEY                 PREMIER SELECTIONS                AIM CAPITAL
      DIVIDEND STRATEGY                   GROWTH AND                    ALL CAP GROWTH                  APPRECIATION
          PORTFOLIO                    INCOME PORTFOLIO                   PORTFOLIO                      PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$      4,872    $     (8,435)   $     (5,431)   $     (2,898)   $    (16,013)   $    (18,206)   $    (61,934)   $    (76,190)
    (139,926)        (66,898)         (6,328)        (15,692)         (2,757)        (15,943)       (868,776)       (520,213)

     108,241         106,465          30,174          74,926          78,906          51,178       1,261,900         877,946
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (26,813)         31,132          18,415          56,336          60,136          17,029         331,190         281,543
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       1,053             900              70           8,826             480           2,385          11,314          12,073

      18,361          23,877              --          10,474           3,539          36,296          18,471          89,276
         (52)            (41)            (27)             (9)            (21)             (3)           (168)            (58)
    (202,650)       (101,220)        (60,507)        (60,063)        (91,577)        (60,550)       (730,486)       (348,843)

    (206,848)        (47,858)        (24,048)        (51,263)        (67,612)        (47,762)       (546,128)       (266,976)
     (21,378)             --          (9,897)             --         (30,773)             --         (25,955)        (10,552)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (411,514)       (124,342)        (94,409)        (92,035)       (185,964)        (69,634)     (1,272,952)       (525,080)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (438,327)        (93,210)        (75,994)        (35,699)       (125,828)        (52,605)       (941,762)       (243,537)



   1,730,296       1,823,506         901,786         937,485       1,317,060       1,369,665       5,997,993       6,241,530
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,291,969    $  1,730,296    $    825,792    $    901,786    $  1,191,232    $  1,317,060    $  5,056,231    $  5,997,993
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                  MERCURY
                                                      EQUITY                       LARGE CAP                     LARGE CAP
                                                 INCOME PORTFOLIO                  PORTFOLIO                   CORE PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (17,663)   $     1,065    $  (107,876)   $   (54,191)   $   (38,050)   $   (26,360)
  Realized gain (loss) ..................        36,706         58,684       (580,679)      (551,416)      (182,833)      (213,066)
  Change in unrealized gain (loss)
    on investments ......................        18,543         36,240      1,203,363      1,009,277        487,390        636,791
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        37,586         95,989        514,808        403,670        266,507        397,365
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         7,500          9,000          7,442         13,357            867          1,320
  Participant transfers from other
    funding options .....................       132,380        274,111         29,334         40,500             --         14,148
  Administrative charges ................           (11)            (4)          (161)          (133)           (76)           (17)
  Contract surrenders ...................      (161,439)       (36,911)      (903,583)      (557,067)      (544,155)      (192,675)
  Participant transfers to other
    funding options .....................       (47,628)       (44,090)      (505,437)      (361,351)       (99,707)      (228,066)
  Other receipts/(payments) .............            --             --        (42,466)       (88,487)        (7,677)       (21,848)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (69,198)       202,106     (1,414,871)      (953,181)      (650,748)      (427,138)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       (31,612)       298,095       (900,063)      (549,511)      (384,241)       (29,773)


NET ASSETS:
    Beginning of year ...................     1,248,710        950,615      8,439,564      8,989,075      3,014,615      3,044,388
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,217,098    $ 1,248,710    $ 7,539,501    $ 8,439,564    $ 2,630,374    $ 3,014,615
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                            MFS
        MFS EMERGING                      MID CAP                        MFS TOTAL                    PIONEER STRATEGIC
      GROWTH PORTFOLIO                GROWTH PORTFOLIO                RETURN PORTFOLIO                 INCOME PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$     (1,992)   $    (12,900)   $    (55,128)   $    (50,865)   $     50,668    $     96,039    $     27,627    $     60,617
    (961,419)       (123,505)       (774,621)       (369,959)        401,188         221,019         (16,513)        (10,049)

     935,012         232,326         898,986         851,192        (347,655)        365,531          14,626          55,883
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (28,399)         95,921          69,237         430,368         104,201         682,589          25,740         106,451
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          82           2,500           9,750          11,205           4,175           4,767              --              --

          --           5,777         921,404          14,925         435,310         457,267         143,588          30,011
          (5)            (12)            (83)            (49)           (113)            (35)            (13)             (6)
      (5,934)        (47,143)       (532,077)       (194,455)       (995,926)       (352,632)       (167,367)        (50,598)

    (926,758)        (37,770)       (387,787)        (99,607)       (176,326)       (109,679)        (96,554)        (73,589)
          --           4,656         (12,107)         (7,112)        (34,030)        (27,761)             --          (7,899)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (932,615)        (71,992)           (900)       (275,093)       (766,910)        (28,073)       (120,346)       (102,081)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (961,014)         23,929          68,337         155,275        (662,709)        654,516         (94,606)          4,370



     961,014         937,085       3,786,365       3,631,090       7,622,022       6,967,506       1,173,207       1,168,837
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $    961,014    $  3,854,702    $  3,786,365    $  6,959,313    $  7,622,022    $  1,078,601    $  1,173,207
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                SMITH BARNEY
                                                                                  SMITH BARNEY                 INTERNATIONAL
                                                TRAVELERS QUALITY                  AGGRESSIVE                     ALL CAP
                                                  BOND PORTFOLIO                GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (55,607)   $   141,502    $   (75,385)   $   (84,684)   $        85    $      (114)
  Realized gain (loss) ..................            72         23,964         92,521         (4,135)           586            263
  Change in unrealized gain (loss)
    on investments ......................        64,194        (80,966)       596,882        685,356          4,340          4,186
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         8,659         84,500        614,018        596,537          5,011          4,335
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --             --          9,906         75,648             --          1,905
  Participant transfers from other
    funding options .....................        43,031        140,810        423,345        880,403         15,732          5,366
  Administrative charges ................           (45)            (9)          (237)          (442)            --             --
  Contract surrenders ...................      (504,713)      (320,336)    (1,493,219)    (1,629,327)        (2,618)        (1,832)
  Participant transfers to other
    funding options .....................      (223,386)      (644,297)      (137,154)      (424,675)            --             --
  Other receipts/(payments) .............       (62,327)       (73,292)      (109,223)       (34,455)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (747,440)      (897,124)    (1,306,582)    (1,132,848)        13,114          5,439
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (738,781)      (812,624)      (692,564)      (536,311)        18,125          9,774


NET ASSETS:
    Beginning of year ...................     4,427,389      5,240,013      7,266,088      7,802,399         33,351         23,577
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 3,688,608    $ 4,427,389    $ 6,573,524    $ 7,266,088    $    51,476    $    33,351
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                        SMITH BARNEY
         SMITH BARNEY                      LARGE                         SMITH BARNEY                      COMSTOCK
          LARGE CAP                    CAPITALIZATION                      MID CAP                       PORTFOLIO -
       VALUE PORTFOLIO                GROWTH PORTFOLIO                  CORE PORTFOLIO                 CLASS II SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$        153    $        470    $     (2,500)   $     (1,475)   $     (2,634)   $     (4,211)   $     (2,232)   $     (1,604)
       2,457            (664)          2,862           4,382          32,663           6,857          22,179          11,816

       8,317           8,006           7,168          (5,225)         (2,337)         24,518          (7,821)         27,896
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      10,927           7,812           7,530          (2,318)         27,692          27,164          12,126          38,108
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          --              --              --              --           1,500              --              --              --

     112,618          30,947          88,296          65,103          68,483          24,947         208,135          60,320
          --              (1)             (7)             (5)             --              (2)             (3)             (1)
     (59,195)        (16,186)        (53,359)        (32,597)         (7,976)        (14,086)        (32,425)        (21,895)

      (2,787)           (370)             --          (2,322)         (1,158)        (31,367)        (58,669)        (39,178)
          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      50,636          14,390          34,930          30,179          60,849         (20,508)        117,038            (754)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      61,563          22,202          42,460          27,861          88,541           6,656         129,164          37,354



     107,102          84,900         153,942         126,081         326,401         319,745         291,137         253,783
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    168,665    $    107,102    $    196,402    $    153,942    $    414,942    $    326,401    $    420,301    $    291,137
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  SMITH BARNEY
                                                                                   SMALL CAP
                                                     EMERGING                        GROWTH                     CONTRAFUND(R)
                                                GROWTH PORTFOLIO -               OPPORTUNITIES                  PORTFOLIO -
                                                 CLASS II SHARES                   PORTFOLIO                   INITIAL CLASS
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (391)   $      (175)   $   (39,540)   $   (39,759)   $  (175,399)   $  (184,820)
  Realized gain (loss) ..................           801             (6)       337,630         43,412        930,516        323,995
  Change in unrealized gain (loss)
    on investments ......................         3,337            852       (201,431)       454,508      2,360,672      2,969,629
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         3,747            671         96,659        458,161      3,115,789      3,108,804
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --             --         40,371          9,217         65,887         59,379
  Participant transfers from other
    funding options .....................        53,598             --        153,743        195,812        979,168      1,351,676
  Administrative charges ................            --             --           (112)          (111)        (1,315)        (1,610)
  Contract surrenders ...................       (12,330)            --       (649,031)      (468,192)    (5,002,543)    (6,926,481)
  Participant transfers to other
    funding options .....................        (1,853)            --        (82,304)      (229,404)      (539,216)    (1,504,020)
  Other receipts/(payments) .............            --             --             --        (10,197)       (48,628)      (137,896)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        39,415             --       (537,333)      (502,875)    (4,546,647)    (7,158,952)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        43,162            671       (440,674)       (44,714)    (1,430,858)    (4,050,148)


NET ASSETS:
    Beginning of year ...................        13,328         12,657      3,705,764      3,750,478     23,167,229     27,217,377
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    56,490    $    13,328    $ 3,265,090    $ 3,705,764    $21,736,371    $23,167,229
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                      DYNAMIC CAPITAL
         CONTRAFUND(R)                    APPRECIATION                 EQUITY - INCOME
         PORTFOLIO -                    PORTFOLIO -                       PORTFOLIO -                GROWTH PORTFOLIO -
       SERVICE CLASS 2                SERVICE CLASS 2                   INITIAL CLASS                   INITIAL CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    (24,546)   $    (18,142)   $       (323)   $       (143)   $    129,146    $    132,802    $    (85,855)   $   (168,906)
      31,873          11,166             249              79         836,936         (26,000)     (1,476,628)     (1,849,903)

     273,738         211,464           4,435             918        (164,165)      2,037,850       2,097,218       2,307,412
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     281,065         204,488           4,361             854         801,917       2,144,652         534,735         288,603
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          --              --              --              --          64,046          64,565          (3,290)        124,764

     582,443         225,977          12,372          11,944         509,017       1,305,571          30,207         199,715
         (24)             (7)             --              --          (1,061)         (1,472)         (1,051)         (1,386)
    (171,719)        (45,675)         (1,473)             --      (4,383,711)     (6,308,802)     (3,356,233)     (4,753,383)

     (69,149)        (90,929)             --          (1,258)       (433,301)       (403,565)     (1,299,720)       (490,354)
      (1,853)         (3,592)             --              --        (191,756)       (127,393)       (154,524)       (205,720)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     339,698          85,774          10,899          10,686      (4,436,766)     (5,471,096)     (4,784,611)     (5,126,364)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     620,763         290,262          15,260          11,540      (3,634,849)     (3,326,444)     (4,249,876)     (4,837,761)



   1,697,121       1,406,859          19,446           7,906      21,684,809      25,011,253      17,592,086      22,429,847
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,317,884    $  1,697,121    $     34,706    $     19,446    $ 18,049,960    $ 21,684,809    $ 13,342,210    $ 17,592,086
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     HIGH INCOME                   INDEX 500
                                                     PORTFOLIO -                  PORTFOLIO -               OVERSEAS PORTFOLIO -
                                                    INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   631,951    $   523,190    $   247,198    $   123,664    $   (13,632)   $     8,056
  Realized gain (loss) ..................      (522,326)    (1,153,415)       329,064       (357,191)      (120,212)      (337,595)
  Change in unrealized gain (loss)
    on investments ......................       (53,257)     1,102,010        356,459      3,374,502        743,195        825,816
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        56,368        471,785        932,721      3,140,975        609,351        496,277
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         4,915         37,401         14,294        124,738         54,884          5,761
  Participant transfers from other
    funding options .....................        41,525        174,045        682,280      1,102,917        236,919        315,608
  Administrative charges ................          (278)          (353)        (2,015)        (2,498)          (181)          (156)
  Contract surrenders ...................    (1,068,996)    (1,982,732)    (7,541,292)    (9,849,513)      (917,552)    (1,135,427)
  Participant transfers to other
    funding options .....................      (192,847)      (938,876)    (1,272,920)    (2,082,180)      (170,257)       (87,282)
  Other receipts/(payments) .............       (59,628)       (45,591)      (356,568)      (555,860)       (12,733)       (32,585)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,275,309)    (2,756,106)    (8,476,221)   (11,262,396)      (808,920)      (934,081)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (1,218,941)    (2,284,321)    (7,543,500)    (8,121,421)      (199,569)      (437,804)


NET ASSETS:
    Beginning of year ...................     5,260,161      7,544,482     34,767,405     42,888,826      4,272,577      4,710,381
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,041,220    $ 5,260,161    $27,223,905    $34,767,405    $ 4,073,008    $ 4,272,577
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio and Pioneer Strategic Income Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust.

First Citicorp Life Variable Annuity Separate Account ("Separate Account FCLIC") is a separate account of First Citicorp Life Insurance Company ("The Company"), an indirect wholly owned subsidiary of MetLife and is available for funding certain variable annuity contracts issued by the Company. Separate Account FCLIC, established on July 6, 1994, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account FCLIC are CitiVariable Annuity and CitiElite Annuity.

Participant purchase payments applied to Separate Account FCLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, investments comprising Separate Account FCLIC were:

     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Basic Balanced Fund - Series I Shares (Formerly AIM V.I.
           Balanced Fund - Series I Shares)
         AIM V.I. Capital Appreciation Fund - Series I Shares
         AIM V.I. Core Equity Fund - Series I Shares
         AIM V.I. Government Securities Fund - Series I Shares
         AIM V.I. Growth Fund - Series I Shares
         AIM V.I. International Growth Fund - Series I Shares
         AIM V.I. Premier Equity Fund - Series I Shares
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Global Technology Portfolio - Class B (Formerly
           AllianceBernstein Technology Portfolio - Class B) AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     MFS Variable Insurance Trust, Massachusetts business trust
         MFS(R) Emerging Growth Series
         MFS(R) Money Market Series
         MFS(R) Research Bond Series (Formerly MFS(R) Bond Series)
         MFS(R) Research Series
         MFS(R) Strategic Income Series
         MFS(R) Total Return Series
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares

     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Total Return Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust
         SB Government Portfolio - Class A
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Growth and Income Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Equity Income Portfolio
         Large Cap Portfolio
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust
         Smith Barney Aggressive Growth Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Equity - Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
         Index 500 Portfolio - Initial Class
         Overseas Portfolio - Initial Class

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account FCLIC or shares of Separate Account FCLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account FCLIC product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account FCLIC in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Separate Account FCLIC form a part of the total operations of The Company and are not taxed separately. Separate Account FCLIC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account FCLIC. Separate Account FCLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Separate Account FCLIC adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)

      -     Administrative fees paid for administrative expenses (ADM)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option:

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                FCLIC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Asset-based Charges
                                                                                                    --------------------------------
                                                                                                                              Total
  Separate Account Charge (1)                   Product                                                M&E         ADM        Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.99%                   CitiVariable Annuity Contracts (Applies to            0.84%       0.15%       0.99%
                                                  contracts issued prior to February 1, 1999)

Separate Account Charge 1.40%                   CitiElite Annuity Contracts                           1.25%       0.15%       1.40%

Separate Account Charge 1.40%                   CitiVariable Annuity Contracts (Applies to            1.25%       0.15%       1.40%
                                                   contracts issued on or after February 1, 1999)
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

Annual charges are assessed through the redemption of units in the accumulation phase and paid to the Company to cover contract administrative charges as follows:

-------------------------------------------------------------------------------------------------------------------------------
Product                                     Annual charge
-------------------------------------------------------------------------------------------------------------------------------
CitiVariable Annuity Contracts              $30  - waived if the contract value is at least $25,000 or if $2,500 has been added
                                              ($2,000 for Qualified Contracts) to the contract in the last 12 months
CitiElite                                   $30 for all contracts
-------------------------------------------------------------------------------------------------------------------------------

The Company will apply a withdrawal charge, assessed through the redemption of units, as a percentage of purchase payments withdrawn as follows:

--------------------------------------------------------------------------------
Product                           Withdrawal/Surrender charge
--------------------------------------------------------------------------------
CitiVariable Annuity Contracts    Up to 7% decreasing to 0% in years 5 and later
CitiElite                         Up to 7% decreasing to 0% in years 7 and later
--------------------------------------------------------------------------------

In the annuity phase of the CitiElite product, if the Variable Liquidity Benefit is selected, a withdrawal charge will be applied to the amount withdrawn. The maximum charge is 7% decreasing to 0% in years eight and later and assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                   -------------------------------------------------

INVESTMENTS                                                                          NO. OF       MARKET      COST OF      PROCEEDS
                                                                                     SHARES        VALUE     PURCHASES    FROM SALES
                                                                                   ----------   ----------   ----------   ----------
HIGH YIELD BOND TRUST (0.3%)
    Total (Cost $728,482)                                                              78,601   $  789,157   $   58,260   $  149,564
                                                                                   ----------   ----------   ----------   ----------

MONEY MARKET PORTFOLIO (0.3%)
    Total (Cost $892,379)                                                             892,379      892,379      257,118      522,868
                                                                                   ----------   ----------   ----------   ----------

AIM VARIABLE INSURANCE FUNDS (17.5%)
  AIM V.I. Basic Balanced Fund - Series I (Cost $14,791)                                1,474       16,201        3,441        1,337
  AIM V.I. Capital Appreciation Fund - Series I (Cost $7,871,553)                     322,620    7,962,257       67,781    2,556,830
  AIM V.I. Core Equity Fund - Series I (Cost $9,107,495)                              392,168    9,196,330      164,015    2,679,796
  AIM V.I. Government Securities Fund - Series I (Cost $4,697,089)                    407,732    4,839,774      195,973    1,766,095
  AIM V.I. Growth Fund - Series I (Cost $4,285,368)                                   168,686    2,909,830       13,269    1,108,839
  AIM V.I. International Growth Fund - Series I (Cost $6,596,993)                     325,359    7,538,573      212,585    1,793,103
  AIM V.I. Premier Equity Fund - Series I (Cost $17,194,751)                          640,906   14,305,012      145,966    4,794,140
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $49,768,040)                                                        2,258,945   46,767,977      803,030   14,700,140
                                                                                   ----------   ----------   ----------   ----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.5%)
  AllianceBernstein Global Technology Portfolio - Class B (Cost $1,876,786)            63,670      995,167       13,622      228,446
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $164,105)               7,663      188,889       63,221       44,911
  AllianceBernstein Large-Cap Growth Portfolio - Class B (Cost $127,580)                5,487      145,617      173,614       53,565
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $2,168,471)                                                            76,820    1,329,673      250,457      326,922
                                                                                   ----------   ----------   ----------   ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (2.1%)
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (Cost $1,870,997)     80,793    1,644,954       37,569      399,518
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $4,416,754)                261,703    4,087,805      352,435      510,305
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $6,287,751)                                                           342,496    5,732,759      390,004      909,823
                                                                                   ----------   ----------   ----------   ----------

GREENWICH STREET SERIES FUND (4.4%)
  Appreciation Portfolio (Cost $6,633,990)                                            302,055    7,318,784      351,301    2,013,541
  Equity Index Portfolio - Class II Shares (Cost $3,777,769)                          114,182    3,471,138       55,946    1,054,330
  Fundamental Value Portfolio (Cost $799,266)                                          41,663      859,514      216,777      169,245
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $11,211,025)                                                          457,900   11,649,436      624,024    3,237,116
                                                                                   ----------   ----------   ----------   ----------

MFS VARIABLE INSURANCE TRUST (15.4%)
  MFS(R) Emerging Growth Series (Cost $13,989,267)                                    633,633   12,121,402       38,231    3,250,688
  MFS(R) Money Market Series (Cost $1,578,244)                                      1,578,244    1,578,244    1,453,687    2,099,113
  MFS(R) Research Bond Series (Cost $4,143,224)                                       365,119    4,239,031      351,183    1,690,512
  MFS(R) Research Series (Cost $8,605,243)                                            503,486    8,262,197       60,996    2,498,982
  MFS(R) Strategic Income Series (Cost $886,267)                                       85,849      913,438       92,692      319,678
  MFS(R) Total Return Series (Cost $12,108,994)                                       673,788   13,940,680    1,220,423    4,626,955
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $41,311,239)                                                        3,840,119   41,054,992    3,217,212   14,485,928
                                                                                   ----------   ----------   ----------   ----------

PIMCO VARIABLE INSURANCE TRUST (0.6%)
  Total Return Portfolio - Administrative Class
    Total (Cost $1,684,499)                                                           164,121    1,680,604      330,366      328,129
                                                                                   ----------   ----------   ----------   ----------

PUTNAM VARIABLE TRUST (0.1%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $63,205)                  4,793       77,937       45,783       16,696
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $181,338)                     10,652      244,244       84,824       30,739
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $244,543)                                                              15,445      322,181      130,607       47,435
                                                                                   ----------   ----------   ----------   ----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                   FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                   -------------------------------------------------

INVESTMENTS                                                                          NO. OF       MARKET      COST OF      PROCEEDS
                                                                                     SHARES        VALUE     PURCHASES    FROM SALES
                                                                                   ----------   ----------   ----------   ----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (7.1%)
  All Cap Fund - Class I (Cost $7,321,368)                                            509,755   $8,844,245   $  128,134   $1,586,883
  High Yield Bond Fund - Class I (Cost $1,167,043)                                    125,752    1,192,132      235,497      416,363
  Investors Fund - Class I (Cost $5,740,986)                                          460,339    6,693,336      178,353    1,346,115
  Total Return Fund - Class I (Cost $1,981,630)                                       188,390    2,136,345       64,699      487,541
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $16,211,027)                                                        1,284,236   18,866,058      606,683    3,836,902
                                                                                   ----------   ----------   ----------   ----------

SMITH BARNEY INVESTMENT SERIES (1.6%)
  SB Government Portfolio - Class A (Cost $963,168)                                    89,156      978,929       47,838      163,324
  Smith Barney Dividend Strategy Portfolio (Cost $1,701,958)                          148,679    1,292,018       46,033      452,626
  Smith Barney Growth and Income Portfolio (Cost $846,740)                             84,011      825,823        6,506      106,314
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $1,173,972)           92,491    1,191,278       11,890      213,822
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $4,685,838)                                                           414,337    4,288,048      112,267      936,086
                                                                                   ----------   ----------   ----------   ----------

THE TRAVELERS SERIES TRUST (12.0%)
  AIM Capital Appreciation Portfolio (Cost $7,620,407)                                435,523    5,056,425       22,635    1,357,327
  Equity Income Portfolio (Cost $1,083,540)                                            68,843    1,217,145      148,267      217,045
  Large Cap Portfolio (Cost $9,662,756)                                               498,005    7,539,791       26,556    1,549,014
  Mercury Large Cap Core Portfolio (Cost $3,066,233)                                  259,416    2,630,475        1,494      690,191
  MFS Emerging Growth Portfolio (Cost $0)                                                  --           --           85      934,693
  MFS Mid Cap Growth Portfolio (Cost $6,319,075)                                      476,496    3,854,850      925,624      981,503
  MFS Total Return Portfolio (Cost $6,887,099)                                        423,332    6,959,580      879,723    1,266,879
  Pioneer Strategic Income Portfolio (Cost $1,162,708)                                115,610    1,078,643      182,340      275,018
  Travelers Quality Bond Portfolio (Cost $3,652,584)                                  329,059    3,688,750       31,404      834,309
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $39,454,402)                                                        2,606,284   32,025,659    2,218,128    8,105,979
                                                                                   ----------   ----------   ----------   ----------

TRAVELERS SERIES FUND INC. (2.8%)
  Smith Barney Aggressive Growth Portfolio (Cost $5,616,162)                          442,080    6,573,728      291,841    1,673,414
  Smith Barney International All Cap Growth Portfolio (Cost $40,221)                    3,600       51,478       16,395        3,194
  Smith Barney Large Cap Value Portfolio (Cost $156,187)                                8,920      168,671      115,235       64,439
  Smith Barney Large Capitalization Growth Portfolio (Cost $175,069)                   13,007      196,410       79,178       46,741
  Smith Barney Mid Cap Core Portfolio (Cost $348,250)                                  29,059      414,958      101,186       12,940
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $6,335,889)                                                           496,666    7,405,245      603,835    1,800,728
                                                                                   ----------   ----------   ----------   ----------

VAN KAMPEN LIFE INVESTMENT TRUST (0.2%)
  Comstock Portfolio - Class II Shares (Cost $362,758)                                 30,792      420,317      223,510       97,907
  Emerging Growth Portfolio - Class II Shares (Cost $52,720)                            2,031       56,492       53,586       14,559
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $415,478)                                                              32,823      476,809      277,096      112,466
                                                                                   ----------   ----------   ----------   ----------

VARIABLE ANNUITY PORTFOLIOS (1.2%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $3,239,817)                                                           301,217    3,265,196      492,438      752,015
                                                                                   ----------   ----------   ----------   ----------

VARIABLE INSURANCE PRODUCTS FUND (33.9%)
  Contrafund(R) Portfolio - Initial Class (Cost $16,224,721)                          700,517   21,737,035      649,312    5,366,488
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,822,854)                          75,529    2,317,973      531,370      215,809
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $28,671)               4,045       34,707       12,308        1,731
  Equity - Income Portfolio - Initial Class (Cost $16,888,185)                        708,140   18,050,492    1,324,879    4,890,658
  Growth Portfolio - Initial Class (Cost $16,274,474)                                 395,924   13,342,631       96,757    4,966,802
  High Income Portfolio - Initial Class (Cost $5,722,034)                             654,998    4,041,338      738,933    1,382,172
  Index 500 Portfolio - Initial Class (Cost $25,149,666)                              191,886   27,224,732      972,363    9,200,560
  Overseas Portfolio - Initial Class (Cost $3,895,523)                                197,629    4,073,126      296,442    1,097,371
                                                                                   ----------   ----------   ----------   ----------
    Total (Cost $86,006,128)                                                        2,928,668   90,822,034    4,622,364   27,121,591
                                                                                   ----------   ----------   ----------   ----------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
HIGH YIELD BOND TRUST                     2005        527           1.498      789          0.01            1.40              (0.07)
                                          2004        581           1.499      870          6.48            1.40                7.22
                                          2003        663           1.398      927          7.44            1.40               27.32
                                          2002        702           1.098      770         13.32            1.40                3.20
                                          2001        933           1.064      993          6.48            1.40                8.02

MONEY MARKET PORTFOLIO                    2005        813           1.099      894          2.80            1.40                1.48
                                          2004      1,070           1.083    1,159          0.98            1.40              (0.37)
                                          2003      1,574           1.087    1,712          0.80            1.40              (0.64)
                                          2002      3,007           1.094    3,291          1.38            1.40                   -
                                          2001      3,340           1.094    3,656          3.48            1.40                2.24
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Basic Balanced Fund - Series I   2005         17           0.949       16          1.49            1.40                3.83
                                          2004         15           0.914       13          1.45            1.40                6.03
                                          2003          9           0.862        7          2.08            1.40               14.63
                                          2002          8           0.752        6          3.38            1.40             (18.26)
                                          2001          4           0.920        4          1.72            1.40                4.19

AIM V.I. Capital Appreciation Fund -      2005      3,872   1.994 - 2.065    7,962          0.06     0.99 - 1.40         7.32 - 7.72
Series I                                  2004      5,142   1.858 - 1.917    9,811             -     0.99 - 1.40         5.15 - 5.62
                                          2003      7,148   1.767 - 1.815   12,915             -     0.99 - 1.40       27.67 - 28.18
                                          2002      9,160   1.384 - 1.416   12,920             -     0.99 - 1.40   (25.39) - (25.08)
                                          2001     11,674   1.855 - 1.890   22,005             -     0.99 - 1.40   (24.38) - (24.04)

AIM V.I. Core Equity Fund - Series I      2005      6,232   1.437 - 1.488    9,196          1.38     0.99 - 1.40         3.83 - 4.27
                                          2004      8,028   1.384 - 1.427   11,360          0.87     0.99 - 1.40         7.45 - 7.86
                                          2003     10,704   1.288 - 1.323   14,040          0.95     0.99 - 1.40       22.67 - 23.18
                                          2002     13,265   1.050 - 1.074   14,149          0.29     0.99 - 1.40   (16.73) - (16.36)
                                          2001     17,201   1.261 - 1.284   21,984          0.04     0.99 - 1.40   (23.90) - (23.62)

AIM V.I. Government Securities Fund -     2005      3,468   1.368 - 1.407    4,840          2.83     0.99 - 1.40         0.22 - 0.64
Series I                                  2004      4,664   1.365 - 1.398    6,477          2.79     0.99 - 1.40         1.19 - 1.53
                                          2003      8,633   1.349 - 1.377   11,792          1.82     0.99 - 1.40       (0.37) - 0.07
                                          2002     13,805   1.354 - 1.376   18,889          1.99     0.99 - 1.40         8.06 - 8.52
                                          2001     13,288   1.253 - 1.268   16,776          3.14     0.99 - 1.40         4.94 - 5.40

AIM V.I. Growth Fund - Series I           2005      2,630   1.084 - 1.122    2,910             -     0.99 - 1.40         6.07 - 6.45
                                          2004      3,639   1.022 - 1.054    3,787             -     0.99 - 1.40         6.68 - 7.11
                                          2003      4,951   0.958 - 0.984    4,813             -     0.99 - 1.40       29.46 - 29.99
                                          2002      5,998   0.740 - 0.757    4,500             -     0.99 - 1.40   (31.92) - (31.68)
                                          2001      7,867   1.087 - 1.108    8,655          0.19     0.99 - 1.40   (34.83) - (34.52)

AIM V.I. International Growth Fund -      2005      4,895   1.497 - 1.550    7,538          0.63     0.99 - 1.40       16.32 - 16.72
Series I                                  2004      6,038   1.287 - 1.328    7,967          0.59     0.99 - 1.40       22.22 - 22.85
                                          2003      7,934   1.053 - 1.081    8,528          0.51     0.99 - 1.40       27.33 - 27.78
                                          2002      9,925   0.827 - 0.846    8,358          0.49     0.99 - 1.40   (16.88) - (16.49)
                                          2001     13,399   0.995 - 1.013   13,529          0.28     0.99 - 1.40   (24.56) - (24.35)

AIM V.I. Premier Equity Fund - Series I   2005     11,714   0.644 - 1.373   14,305          0.76     0.99 - 1.40         4.17 - 4.65
                                          2004     15,580   0.618 - 1.312   18,284          0.41     0.99 - 1.40         4.26 - 4.71
                                          2003     20,857   0.592 - 1.253   23,737          0.29     0.99 - 1.40       23.33 - 23.94
                                          2002     26,284   0.480 - 1.011   24,371          0.29     0.99 - 1.40   (31.23) - (30.99)
                                          2001     34,360   0.698 - 1.465   46,060          0.12     0.99 - 1.40   (13.83) - (13.42)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Global Technology
    Portfolio - Class B                   2005      2,421           0.411      995             -            1.40                2.24
                                          2004      2,929           0.402    1,178             -            1.40                3.61
                                          2003      3,138           0.388    1,218             -            1.40               41.61
                                          2002      3,553           0.274      973             -            1.40             (42.56)
                                          2001      4,368           0.477    2,084             -            1.40             (26.50)
  AllianceBernstein Growth and Income
    Portfolio - Class B                   2005        179           1.056      189          1.28            1.40                3.13
                                          2004        161           1.024      165          0.65            1.40                9.75
                                          2003        100           0.933       93          0.94            1.40               30.31
                                          2002         91           0.716       65          0.50            1.40             (23.34)
                                          2001          8           0.934        7             -            1.40              (4.79)
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005        167           0.872      146             -            1.40               13.25
                                          2004          7           0.770        6             -            1.40                6.80
                                          2003          7           0.721        5             -            1.40               21.59
                                          2002          7           0.593        4             -            1.40             (31.76)
                                          2001          2           0.869        2             -            1.40                0.93
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005      1,377           1.195    1,645             -            1.40                3.37
                                          2004      1,678           1.156    1,942             -            1.40                9.89
                                          2003      1,805           1.052    1,900             -            1.40               35.39
                                          2002      2,007           0.777    1,561          0.25            1.40             (29.68)
                                          2001      2,355           1.105    2,605          0.38            1.40             (16.48)
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005      3,337           1.225    4,088          1.18            1.40                8.60
                                          2004      3,463           1.128    3,909          1.07            1.40               16.89
                                          2003      3,584           0.965    3,461          1.76            1.40               30.41
                                          2002      4,192           0.740    3,105          1.63            1.40             (19.65)
                                          2001      5,705           0.921    5,261          3.00            1.40             (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005      6,584   1.095 - 1.117    7,319          0.79     0.99 - 1.40         2.82 - 3.33
                                          2004      8,100   1.065 - 1.081    8,733          1.04     0.99 - 1.40         7.36 - 7.67
                                          2003      9,473   0.992 - 1.004    9,486          0.64     0.99 - 1.40       22.77 - 23.34
                                          2002     10,533   0.808 - 0.814    8,562          1.39     0.99 - 1.40   (18.63) - (18.36)
                                          2001     12,218   0.993 - 0.997   12,175          1.14     0.99 - 1.40     (4.43) - (4.13)

  Equity Index Portfolio - Class II       2005      1,169           2.969    3,471          1.14            1.40                2.77
    Shares                                2004      1,512           2.889    4,367          1.31            1.40                8.73
                                          2003      1,675           2.657    4,450          0.98            1.40               25.98
                                          2002      1,942           2.109    4,097          1.66            1.40             (23.48)
                                          2001      2,370           2.756    6,530          0.69            1.40             (13.58)

  Fundamental Value Portfolio             2005        793           1.084      859          0.99            1.40                3.34
                                          2004        794           1.049      833          0.73            1.40                6.71
                                          2003        607           0.983      597          0.78            1.40               36.72
                                          2002        372           0.719      268          1.06            1.40             (22.44)
                                          2001        287           0.927      266          0.14            1.40              (7.58)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
MFS VARIABLE INSURANCE TRUST
  MFS(R) Emerging Growth Series           2005      8,408   1.402 - 1.452   12,121             -     0.99 - 1.40         7.68 - 8.12
                                          2004     10,737   1.302 - 1.343   14,322             -     0.99 - 1.40       11.38 - 11.82
                                          2003     14,257   1.169 - 1.201   17,011             -     0.99 - 1.40       28.46 - 29.00
                                          2002     17,285   0.910 - 0.931   16,016             -     0.99 - 1.40   (34.72) - (34.44)
                                          2001     22,782   1.394 - 1.420   32,227             -     0.99 - 1.40   (34.40) - (34.14)

  MFS(R) Money Market Series              2005      1,231   1.250 - 1.286    1,578          2.64     0.99 - 1.40         1.30 - 1.74
                                          2004      1,764   1.234 - 1.264    2,224          0.73     0.99 - 1.40     (0.56) - (0.24)
                                          2003      3,215   1.241 - 1.267    4,059          0.64     0.99 - 1.40     (0.80) - (0.31)
                                          2002     10,441   1.251 - 1.271   13,252          1.31     0.99 - 1.40       (0.16) - 0.24
                                          2001     13,432   1.253 - 1.268   17,001          3.48     0.99 - 1.40         2.29 - 2.76

  MFS(R) Research Bond Series             2005      2,683   1.548 - 1.593    4,239          5.48     0.99 - 1.40         0.06 - 0.50
                                          2004      3,700   1.547 - 1.585    5,826          6.37     0.99 - 1.40         4.60 - 5.04
                                          2003      5,435   1.479 - 1.509    8,149          5.89     0.99 - 1.40         7.88 - 8.25
                                          2002      6,844   1.371 - 1.394    9,496          6.06     0.99 - 1.40         7.36 - 7.89
                                          2001      7,853   1.277 - 1.292   10,117          6.06     0.99 - 1.40         7.22 - 7.58

  MFS(R) Research Series                  2005      5,790   1.384 - 1.433    8,262          0.49     0.99 - 1.40         6.30 - 6.70
                                          2004      7,552   1.302 - 1.343   10,098          1.13     0.99 - 1.40       14.31 - 14.79
                                          2003     10,361   1.139 - 1.170   12,070          0.68     0.99 - 1.40       22.87 - 23.42
                                          2002     12,971   0.927 - 0.948   12,252          0.28     0.99 - 1.40   (25.54) - (25.30)
                                          2001     17,668   1.245 - 1.269   22,357          0.01     0.99 - 1.40   (22.38) - (22.00)

  MFS(R) Strategic Income Series          2005        597   1.493 - 1.536      913          7.51     0.99 - 1.40         0.47 - 0.92
                                          2004        794   1.486 - 1.522    1,206          5.59     0.99 - 1.40         6.22 - 6.66
                                          2003        909   1.399 - 1.427    1,295          5.63     0.99 - 1.40         8.87 - 9.26
                                          2002      1,143   1.285 - 1.306    1,491          4.08     0.99 - 1.40         6.91 - 7.31
                                          2001      1,633   1.202 - 1.217    1,985          3.75     0.99 - 1.40         3.26 - 3.75

  MFS(R) Total Return Series              2005      7,690   1.776 - 1.827   13,940          2.10     0.99 - 1.40         1.37 - 1.78
                                          2004     10,061   1.752 - 1.795   17,934          1.77     0.99 - 1.40        9.77 - 10.26
                                          2003     14,018   1.596 - 1.628   22,668          1.80     0.99 - 1.40       14.74 - 15.13
                                          2002     17,686   1.391 - 1.414   24,891          1.73     0.99 - 1.40     (6.52) - (6.11)
                                          2001     20,833   1.488 - 1.506   31,265          2.21     0.99 - 1.40     (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -                2005      1,368           1.228    1,681          3.39            1.40                0.99
    Administrative Class                  2004      1,417           1.216    1,723          1.89            1.40                3.49
                                          2003      1,353           1.175    1,591          2.88            1.40                3.52
                                          2002      1,297           1.135    1,472          4.04            1.40                7.58
                                          2001        103           1.055      108          1.76            1.40                2.53
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                       2005         69           1.126       78          1.01            1.40               10.61
                                          2004         40           1.018       41          1.47            1.40               14.64
                                          2003         35           0.888       31          0.89            1.40               26.68
                                          2002         32           0.701       22          0.05            1.40             (18.39)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005        142           1.721      244          0.17            1.40                5.58
                                          2004        113           1.630      184          0.34            1.40               24.43
                                          2003        106           1.310      139          0.34            1.40               47.52
                                          2002         98           0.888       87          0.12            1.40             (19.35)
                                          2001         26           1.101       29             -            1.40                1.94

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005      6,124           1.444    8,844          0.83            1.40                2.56
                                          2004      7,137           1.408   10,046          0.53            1.40                6.83
                                          2003      7,582           1.318    9,993          0.25            1.40               37.15
                                          2002      8,704           0.961    8,367          0.38            1.40             (26.13)
                                          2001     10,639           1.301   13,838          0.65            1.40                0.46

  High Yield Bond Fund - Class I          2005        782           1.525    1,192          5.54            1.40                2.42
                                          2004        950           1.489    1,414          6.40            1.40                9.49
                                          2003        987           1.360    1,341          6.06            1.40               22.52
                                          2002      1,221           1.110    1,356          7.01            1.40                5.82
                                          2001      1,404           1.049    1,473          7.55            1.40                3.66

  Investors Fund - Class I                2005      5,430           1.233    6,693          1.12            1.40                5.12
                                          2004      6,400           1.173    7,509          1.45            1.40                8.81
                                          2003      6,762           1.078    7,289          1.39            1.40               30.51
                                          2002      7,618           0.826    6,293          1.04            1.40             (24.15)
                                          2001      9,331           1.089   10,158          0.67            1.40              (5.47)

  Total Return Fund - Class I             2005      1,833           1.165    2,136          1.84            1.40                1.84
                                          2004      2,227           1.144    2,547          1.78            1.40                7.22
                                          2003      2,486           1.067    2,651          1.58            1.40               14.36
                                          2002      2,826           0.933    2,637          1.27            1.40              (8.17)
                                          2001      3,547           1.016    3,604          1.87            1.40              (2.21)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A       2005        785           1.247      979          4.31            1.40                0.08
                                          2004        902           1.246    1,124          3.72            1.40                1.63
                                          2003        989           1.226    1,213          2.69            1.40              (0.65)
                                          2002      1,240           1.234    1,530          2.22            1.40                6.38
                                          2001      1,413           1.160    1,639             -            1.40                4.41

  Smith Barney Dividend Strategy          2005      1,556           0.830    1,292          1.73            1.40              (1.66)
    Portfolio                             2004      2,051           0.844    1,730          0.92            1.40                1.93
                                          2003      2,203           0.828    1,824          0.42            1.40               21.76
                                          2002      2,554           0.680    1,736          0.56            1.40             (27.04)
                                          2001      3,095           0.932    2,883             -            1.40             (15.66)

  Smith Barney Growth and Income          2005        879           0.940      826          0.76            1.40                2.40
    Portfolio                             2004        983           0.918      902          1.08            1.40                6.74
                                          2003      1,090           0.860      937          0.57            1.40               28.36
                                          2002      1,229           0.670      823          0.64            1.40             (23.25)
                                          2001      1,720           0.873    1,501             -            1.40             (12.00)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005      1,001           1.190    1,191          0.12            1.40                4.85
                                          2004      1,160           1.135    1,317             -            1.40                1.43
                                          2003      1,224           1.119    1,370             -            1.40               32.43
                                          2002      1,444           0.845    1,220          0.05            1.40             (27.84)
                                          2001      1,757           1.171    2,057             -            1.40             (15.33)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      5,067           0.998    5,056          0.21            1.40                7.20
                                          2004      6,451           0.931    5,998          0.13            1.40                5.08
                                          2003      7,050           0.886    6,242             -            1.40               27.48
                                          2002      8,004           0.695    5,558             -            1.40             (24.95)
                                          2001     10,399           0.926    9,622             -            1.40             (24.84)

  Equity Income Portfolio                 2005        990           1.229    1,217             -            1.40                3.02
                                          2004      1,047           1.193    1,249          1.50            1.40                8.36
                                          2003        864           1.101      951          0.99            1.40               29.38
                                          2002        794           0.851      676          0.94            1.40             (15.15)
                                          2001      1,019           1.003    1,022          1.11            1.40              (7.90)

  Large Cap Portfolio                     2005      8,495           0.888    7,540             -            1.40                7.25
                                          2004     10,192           0.828    8,440          0.77            1.40                5.08
                                          2003     11,402           0.788    8,989          0.38            1.40               22.93
                                          2002     12,856           0.641    8,245          0.43            1.40             (23.87)
                                          2001     15,963           0.842   13,447          0.43            1.40             (18.49)

  Mercury Large Cap Core Portfolio        2005      2,751           0.956    2,630             -            1.40               10.39
                                          2004      3,483           0.866    3,015          0.52            1.40               14.40
                                          2003      4,020           0.757    3,044          0.67            1.40               19.40
                                          2002      4,535           0.634    2,874          0.54            1.40             (26.19)
                                          2001      5,464           0.859    4,692          0.04            1.40             (23.51)

  MFS Mid Cap Growth Portfolio            2005      3,879           0.994    3,855             -            1.40                1.64
                                          2004      3,872           0.978    3,786             -            1.40               12.54
                                          2003      4,178           0.869    3,631             -            1.40               35.15
                                          2002      4,610           0.643    2,965             -            1.40             (49.57)
                                          2001      5,758           1.275    7,340             -            1.40             (24.73)

  MFS Total Return Portfolio              2005      5,191           1.341    6,959          2.11            1.40                1.51
                                          2004      5,773           1.321    7,622          2.75            1.40                9.90
                                          2003      5,800           1.202    6,968          2.25            1.40               14.91
                                          2002      6,556           1.046    6,854          5.50            1.40              (6.52)
                                          2001      7,478           1.119    8,368          2.85            1.40              (1.41)

  Pioneer Strategic Income Portfolio      2005        770           1.401    1,079          3.83            1.40                2.26
                                          2004        856           1.370    1,173          6.59            1.40                9.34
                                          2003        933           1.253    1,169          7.94            1.40               17.87
                                          2002      1,195           1.063    1,270         22.25            1.40                4.42
                                          2001      1,343           1.018    1,367          7.87            1.40                2.83

  Travelers Quality Bond Portfolio        2005      2,927           1.260    3,689             -            1.40                0.24
                                          2004      3,521           1.257    4,427          4.31            1.40                1.86
                                          2003      4,245           1.234    5,240          4.75            1.40                5.47
                                          2002      4,552           1.170    5,326          7.44            1.40                4.28
                                          2001      4,803           1.122    5,387          3.56            1.40                5.65

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
  Smith Barney Aggressive Growth          2005      5,921   1.096 - 1.118    6,574             -     0.99 - 1.40       10.04 - 10.58
    Portfolio                             2004      7,223   0.996 - 1.011    7,266             -     0.99 - 1.40         8.50 - 8.83
                                          2003      8,431   0.918 - 0.929    7,802             -     0.99 - 1.40       32.66 - 33.09
                                          2002      9,286   0.692 - 0.698    6,464             -     0.99 - 1.40   (33.59) - (33.27)
                                          2001      9,224   1.042 - 1.046    9,642             -     0.99 - 1.40     (3.34) - (2.97)
  Smith Barney International All Cap
    Growth Portfolio                      2005         55           0.931       51          1.60            1.40               10.18
                                          2004         39           0.845       33          1.00            1.40               16.23
                                          2003         32           0.727       24          2.44            1.40               25.56

  Smith Barney Large Cap Value Portfolio  2005        173           0.972      169          1.48            1.40                4.97
                                          2004        116           0.926      107          1.84            1.40                9.07
                                          2003        100           0.849       85          1.95            1.40               25.96
                                          2002         84           0.674       56          4.08            1.40             (26.50)
                                          2001         80           0.917       73             -            1.40                1.55
  Smith Barney Large Capitalization
    Growth Portfolio                      2005        192           1.023      196          0.13            1.40                3.75
                                          2004        156           0.986      154          0.38            1.40              (1.00)
                                          2003        127           0.996      126          0.04            1.40               45.61
                                          2002         21           0.684       15          0.80            1.40             (14.71)

  Smith Barney Mid Cap Core Portfolio     2005        370           1.121      415          0.68            1.40                6.76
                                          2004        311           1.050      326             -            1.40                8.92
                                          2003        332           0.964      320             -            1.40               27.85
                                          2002        372           0.754      280          0.11            1.40             (20.21)
                                          2001         88           0.945       83             -            1.40              (5.59)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005        374           1.123      420          0.81            1.40                2.65
                                          2004        266           1.094      291          0.78            1.40               15.89
                                          2003        269           0.944      254          0.76            1.40               28.96
                                          2002        212           0.732      156          0.23            1.40             (20.61)
                                          2001         32           0.922       29             -            1.40              (7.52)

  Emerging Growth Portfolio - Class II    2005         74           0.764       56          0.01            1.40                6.11
    Shares                                2004         19           0.720       13             -            1.40                5.26
                                          2003         19           0.684       13             -            1.40               25.27
                                          2002         14           0.546        8             -            1.40             (29.64)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2005      2,083   1.527 - 1.581    3,265             -     0.99 - 1.40         3.46 - 3.81
                                          2004      2,454   1.476 - 1.523    3,706          0.07     0.99 - 1.40       13.94 - 14.51
                                          2003      2,839   1.295 - 1.330    3,750             -     0.99 - 1.40       39.98 - 40.59
                                          2002      3,007   0.925 - 0.946    2,833             -     0.99 - 1.40   (26.70) - (26.38)
                                          2001      3,652   1.262 - 1.286    4,687             -     0.99 - 1.40   (17.35) - (17.10)
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Initial       2005      9,462   2.243 - 2.322   21,736          0.31     0.99 - 1.40       15.32 - 15.75
    Class                                 2004     11,662   1.945 - 2.006   23,167          0.37     0.99 - 1.40       13.88 - 14.37
                                          2003     15,655   1.708 - 1.754   27,217          0.49     0.99 - 1.40       26.71 - 27.19
                                          2002     19,221   1.348 - 1.379   26,329          0.89     0.99 - 1.40   (10.61) - (10.22)
                                          2001     23,483   1.508 - 1.536   35,895          0.85     0.99 - 1.40   (13.48) - (13.12)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
(CONTINUED)
  Contrafund(R) Portfolio - Service       2005      1,951           1.188    2,318          0.12            1.40               15.00
    Class 2                               2004      1,643           1.033    1,697          0.20            1.40               13.52
                                          2003      1,547           0.910    1,407          0.30            1.40               26.39
                                          2002      1,505           0.720    1,083          0.76            1.40             (10.78)
                                          2001      1,714           0.807    1,384          0.73            1.40             (13.69)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005         30           1.154       35             -            1.40               19.09
                                          2004         20           0.969       19             -            1.40              (0.21)
                                          2003          8           0.971        8             -            1.40                8.98

  Equity - Income Portfolio - Initial     2005     10,363   1.694 - 1.755   18,050          1.74     0.99 - 1.40         4.37 - 4.84
    Class                                 2004     13,041   1.623 - 1.674   21,685          1.66     0.99 - 1.40        9.96 - 10.42
                                          2003     16,608   1.476 - 1.516   25,011          1.94     0.99 - 1.40       28.57 - 29.02
                                          2002     20,973   1.148 - 1.175   24,523          1.88     0.99 - 1.40   (18.12) - (17.72)
                                          2001     25,931   1.402 - 1.428   36,916          1.82     0.99 - 1.40     (6.28) - (5.93)

  Growth Portfolio - Initial Class        2005      5,703   2.291 - 2.372   13,342          0.56     0.99 - 1.40         4.33 - 4.72
                                          2004      7,859   2.196 - 2.265   17,592          0.29     0.99 - 1.40         1.95 - 2.40
                                          2003     10,251   2.154 - 2.212   22,430          0.28     0.99 - 1.40       31.02 - 31.51
                                          2002     12,273   1.644 - 1.682   20,461          0.28     0.99 - 1.40   (31.10) - (30.78)
                                          2001     16,048   2.386 - 2.430   38,736          0.09     0.99 - 1.40   (18.79) - (18.48)

  High Income Portfolio - Initial Class   2005      3,687   1.071 - 1.102    4,041         14.91     0.99 - 1.40         1.32 - 1.75
                                          2004      4,878   1.057 - 1.083    5,260          9.25     0.99 - 1.40         8.08 - 8.52
                                          2003      7,605   0.978 - 0.998    7,544          7.51     0.99 - 1.40       25.38 - 26.01
                                          2002      9,096   0.780 - 0.792    7,178         11.51     0.99 - 1.40         2.09 - 2.33
                                          2001     11,394   0.764 - 0.774    8,792         13.64     0.99 - 1.40   (12.98) - (12.54)

  Index 500 Portfolio - Initial Class     2005     16,897   1.572 - 1.628   27,224          1.93     0.99 - 1.40         3.35 - 3.83
                                          2004     22,378   1.521 - 1.568   34,767          1.45     0.99 - 1.40         9.11 - 9.50
                                          2003     30,212   1.394 - 1.432   42,889          1.59     0.99 - 1.40       26.61 - 27.18
                                          2002     37,620   1.101 - 1.126   42,087          1.46     0.99 - 1.40   (23.33) - (23.03)
                                          2001     49,119   1.436 - 1.463   71,501          1.24     0.99 - 1.40   (13.34) - (12.97)

  Overseas Portfolio - Initial Class      2005      2,577   1.535 - 1.590    4,073          0.71     0.99 - 1.40       17.35 - 17.87
                                          2004      3,184   1.308 - 1.349    4,273          1.25     0.99 - 1.40       12.08 - 12.51
                                          2003      3,948   1.167 - 1.199    4,710          0.93     0.99 - 1.40       41.45 - 42.06
                                          2002      5,673   0.825 - 0.844    4,774          0.86     0.99 - 1.40   (21.43) - (21.12)
                                          2001      7,397   1.050 - 1.070    7,895          5.81     0.99 - 1.40   (22.28) - (21.90)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                AIM V.I. BASIC
                                                     HIGH YIELD                   MONEY MARKET                  BALANCED FUND -
                                                     BOND TRUST                    PORTFOLIO                       SERIES I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       580,581        663,301      1,069,782      1,573,792         14,658          8,661
Accumulation units purchased and
  transferred from other funding options .        25,501         19,728        144,185        102,934          3,633          7,411
Accumulation units redeemed and
  transferred to other funding options ...       (79,230)      (102,448)      (400,476)      (606,944)        (1,231)        (1,414)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       526,852        580,581        813,491      1,069,782         17,060         14,658
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                  AIM V.I.
                                                  AIM V.I. CAPITAL                  AIM V.I.                     GOVERNMENT
                                                 APPRECIATION FUND -              CORE EQUITY                 SECURITIES FUND -
                                                      SERIES I                   FUND - SERIES I                  SERIES I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     5,142,344      7,147,839      8,027,574     10,704,118      4,664,247      8,632,825
Accumulation units purchased and
  transferred from other funding options .        54,371         95,015         58,943         96,553         16,822         62,377
Accumulation units redeemed and
  transferred to other funding options ...    (1,324,311)    (2,100,510)    (1,854,657)    (2,773,097)    (1,213,179)    (4,030,955)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     3,872,404      5,142,344      6,231,860      8,027,574      3,467,890      4,664,247
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                    AIM V.I.                      AIM V.I.
                                                      AIM V.I.                    INTERNATIONAL                   PREMIER
                                                    GROWTH FUND -                  GROWTH FUND -                EQUITY FUND -
                                                      SERIES I                       SERIES I                     SERIES I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     3,638,518      4,951,262      6,038,298      7,934,070     15,580,354     20,857,249
Accumulation units purchased and
  transferred from other funding options .        15,175         82,709        135,084        186,181         50,249        145,968
Accumulation units redeemed and
  transferred to other funding options ...    (1,023,807)    (1,395,453)    (1,278,405)    (2,081,953)    (3,916,564)    (5,422,863)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,629,886      3,638,518      4,894,977      6,038,298     11,714,039     15,580,354
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                ALLIANCEBERNSTEIN
                                                      GLOBAL                    ALLIANCEBERNSTEIN            ALLIANCEBERNSTEIN
                                                    TECHNOLOGY                     GROWTH AND                    LARGE-CAP
                                                    PORTFOLIO -                 INCOME PORTFOLIO -           GROWTH PORTFOLIO -
                                                     CLASS B                        CLASS B                       CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     2,929,209      3,137,903        160,700         99,615          7,327          7,327
Accumulation units purchased and
  transferred from other funding options .        42,541         61,871         69,613         66,467        227,642             --
Accumulation units redeemed and
  transferred to other funding options ...      (551,042)      (270,565)       (51,433)        (5,382)       (68,071)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,420,708      2,929,209        178,880        160,700        166,898          7,327
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    FRANKLIN
                                                   SMALL-MID
                                                   CAP GROWTH                  TEMPLETON FOREIGN
                                                 SECURITIES FUND -              SECURITIES FUND -               APPRECIATION
                                                  CLASS 2 SHARES                 CLASS 2 SHARES                   PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,678,015      1,804,874      3,463,450      3,584,444      8,099,964      9,473,460
Accumulation units purchased and
  transferred from other funding options .        36,957         51,346        308,693        162,317        434,449        897,117
Accumulation units redeemed and
  transferred to other funding options ...      (338,328)      (178,205)      (435,486)      (283,311)    (1,950,736)    (2,270,613)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,376,644      1,678,015      3,336,657      3,463,450      6,583,677      8,099,964
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      EQUITY
                                                 INDEX PORTFOLIO -                 FUNDAMENTAL                 MFS(R) EMERGING
                                                  CLASS II SHARES                VALUE PORTFOLIO                GROWTH SERIES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,512,016      1,674,934        793,655        607,296     10,736,659     14,256,559
Accumulation units purchased and
  transferred from other funding options .         9,539         34,933        144,273        267,858         13,223         67,043
Accumulation units redeemed and
  transferred to other funding options ...      (352,423)      (197,851)      (145,304)       (81,499)    (2,341,448)    (3,586,943)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,169,132      1,512,016        792,624        793,655      8,408,434     10,736,659
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    MFS(R) MONEY                 MFS(R) RESEARCH                   MFS(R)
                                                   MARKET SERIES                   BOND SERIES                 RESEARCH SERIES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,764,063      3,214,705      3,699,945      5,434,786      7,551,776     10,360,844
Accumulation units purchased and
  transferred from other funding options .     1,191,037      1,768,205         19,172        153,811         17,664         36,229
Accumulation units redeemed and
  transferred to other funding options ...    (1,723,612)    (3,218,847)    (1,036,206)    (1,888,652)    (1,779,162)    (2,845,297)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,231,488      1,764,063      2,682,911      3,699,945      5,790,278      7,551,776
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                TOTAL RETURN
                                                                                                                 PORTFOLIO -
                                                  MFS(R) STRATEGIC                 MFS(R) TOTAL                ADMINISTRATIVE
                                                   INCOME SERIES                  RETURN SERIES                     CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       794,234        909,409     10,061,450     14,017,935      1,417,386      1,353,478
Accumulation units purchased and
  transferred from other funding options .         8,375         95,464        199,500        468,836        192,415        242,999
Accumulation units redeemed and
  transferred to other funding options ...      (205,688)      (210,639)    (2,571,345)    (4,425,321)      (241,386)      (179,091)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       596,921        794,234      7,689,605     10,061,450      1,368,415      1,417,386
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     PUTNAM VT                     PUTNAM VT
                                                   INTERNATIONAL                   SMALL CAP
                                                   EQUITY FUND -                  VALUE FUND -                 ALL CAP FUND -
                                                  CLASS IB SHARES                CLASS IB SHARES                   CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        40,053         34,786        112,965        105,996      7,136,970      7,582,500
Accumulation units purchased and
  transferred from other funding options .        43,222          8,283         45,583         12,445         51,810        134,027
Accumulation units redeemed and
  transferred to other funding options ...       (14,086)        (3,016)       (16,592)        (5,476)    (1,065,133)      (579,557)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        69,189         40,053        141,956        112,965      6,123,647      7,136,970
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     HIGH YIELD
                                                     BOND FUND -                  INVESTORS FUND -              TOTAL RETURN
                                                      CLASS I                        CLASS I                   FUND - CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       949,597        986,566      6,400,192      6,761,800      2,226,980      2,485,696
Accumulation units purchased and
  transferred from other funding options .       103,003         32,613         96,294         88,366          8,603         11,755
Accumulation units redeemed and
  transferred to other funding options ...      (270,772)       (69,582)    (1,065,989)      (449,974)      (402,248)      (270,471)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       781,828        949,597      5,430,497      6,400,192      1,833,335      2,226,980
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  SMITH BARNEY                  SMITH BARNEY
                                                   SB GOVERNMENT                DIVIDEND STRATEGY                 GROWTH AND
                                                PORTFOLIO - CLASS A                 PORTFOLIO                  INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       902,486        989,320      2,050,824      2,203,344        982,573      1,090,231
Accumulation units purchased and
  transferred from other funding options .         2,943          9,820         23,420         29,832             78         22,357
Accumulation units redeemed and
  transferred to other funding options ...      (120,582)       (96,654)      (518,316)      (182,352)      (104,011)      (130,015)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       784,847        902,486      1,555,928      2,050,824        878,640        982,573
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   SMITH BARNEY
                                                     PREMIER
                                                    SELECTIONS                     AIM CAPITAL
                                                      ALL CAP                      APPRECIATION                    EQUITY
                                                  GROWTH PORTFOLIO                  PORTFOLIO                  INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,160,073      1,223,936      6,451,430      7,049,926      1,046,834        863,508
Accumulation units purchased and
  transferred from other funding options .         3,563         36,203         25,313        112,099        118,445        256,159
Accumulation units redeemed and
  transferred to other funding options ...      (162,756)      (100,066)    (1,409,469)      (710,595)      (174,861)       (72,833)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,000,880      1,160,073      5,067,274      6,451,430        990,418      1,046,834
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                   MERCURY
                                                     LARGE CAP                     LARGE CAP                    MFS EMERGING
                                                     PORTFOLIO                   CORE PORTFOLIO               GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    10,191,545     11,401,876      3,483,457      4,020,096      2,055,005      2,227,491
Accumulation units purchased and
  transferred from other funding options .        44,193         68,864            983         19,599             --         19,031
Accumulation units redeemed and
  transferred to other funding options ...    (1,740,537)    (1,279,195)      (733,440)      (556,238)    (2,055,005)      (191,517)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     8,495,201     10,191,545      2,751,000      3,483,457             --      2,055,005
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    MFS MID CAP                     MFS TOTAL                  PIONEER STRATEGIC
                                                 GROWTH PORTFOLIO               RETURN PORTFOLIO               INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     3,871,946      4,177,838      5,772,962      5,800,484        856,083        933,064
Accumulation units purchased and
  transferred from other funding options .       989,545         28,873        331,021        370,196        104,357         23,224
Accumulation units redeemed and
  transferred to other funding options ...      (982,702)      (334,765)      (913,184)      (397,718)      (190,545)      (100,205)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     3,878,789      3,871,946      5,190,799      5,772,962        769,895        856,083
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               SMITH BARNEY
                                                                                  SMITH BARNEY                INTERNATIONAL
                                                 TRAVELERS QUALITY                 AGGRESSIVE                     ALL CAP
                                                   BOND PORTFOLIO               GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     3,521,075      4,244,612      7,222,965      8,430,549         39,465         32,427
Accumulation units purchased and
  transferred from other funding options .        34,208        112,617        424,332      1,008,482         18,898          9,477
Accumulation units redeemed and
  transferred to other funding options ...      (628,206)      (836,154)    (1,726,138)    (2,216,066)        (3,071)        (2,439)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,927,077      3,521,075      5,921,159      7,222,965         55,292         39,465
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 SMITH BARNEY
                                                    SMITH BARNEY                     LARGE                      SMITH BARNEY
                                                     LARGE CAP                   CAPITALIZATION                   MID CAP
                                                   VALUE PORTFOLIO              GROWTH PORTFOLIO               CORE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       115,685        100,041        156,206        126,606        310,848        331,586
Accumulation units purchased and
  transferred from other funding options .       124,791         34,632         91,273         65,700         67,681         26,378
Accumulation units redeemed and
  transferred to other funding options ...       (66,993)       (18,988)       (55,400)       (36,100)        (8,527)       (47,116)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       173,483        115,685        192,079        156,206        370,002        310,848
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                               SMITH BARNEY
                                                                                                                 SMALL CAP
                                                                                    EMERGING                      GROWTH
                                                COMSTOCK PORTFOLIO -            GROWTH PORTFOLIO -             OPPORTUNITIES
                                                  CLASS II SHARES                CLASS II SHARES                 PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       266,224        268,726         18,511         18,511      2,454,345      2,838,653
Accumulation units purchased and
  transferred from other funding options .       193,350         58,777         74,258             --        130,824        148,523
Accumulation units redeemed and
  transferred to other funding options ...       (85,203)       (61,279)       (18,845)            --       (502,647)      (532,831)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       374,371        266,224         73,924         18,511      2,082,522      2,454,345
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               DYNAMIC CAPITAL
                                                                                                                APPRECIATION
                                              CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -            PORTFOLIO -
                                                   INITIAL CLASS                 SERVICE CLASS 2               SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    11,662,397     15,655,375      1,642,990      1,546,685         20,062          8,146
Accumulation units purchased and
  transferred from other funding options .       495,742        786,710        536,480        240,600         11,432         13,242
Accumulation units redeemed and
  transferred to other funding options ...    (2,696,206)    (4,779,688)      (228,665)      (144,295)        (1,406)        (1,326)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     9,461,933     11,662,397      1,950,805      1,642,990         30,088         20,062
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      EQUITY -                                                   HIGH INCOME
                                                 INCOME PORTFOLIO -            GROWTH PORTFOLIO -                PORTFOLIO -
                                                   INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    13,041,454     16,607,822      7,859,177     10,250,956      4,878,340      7,604,588
Accumulation units purchased and
  transferred from other funding options .       342,877        897,414         13,663        149,548         42,987        209,791
Accumulation units redeemed and
  transferred to other funding options ...    (3,021,126)    (4,463,782)    (2,169,580)    (2,541,327)    (1,233,884)    (2,936,039)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    10,363,205     13,041,454      5,703,260      7,859,177      3,687,443      4,878,340
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                INDEX 500 PORTFOLIO -          OVERSEAS PORTFOLIO -
                                                   INITIAL CLASS                  INITIAL CLASS
                                             --------------------------    --------------------------
                                                 2005           2004           2005           2004
                                                 ----           ----           ----           ----
Accumulation units beginning of year .....    22,378,079     30,212,242      3,184,167      3,947,509
Accumulation units purchased and
  transferred from other funding options..       448,921        844,818        208,792        264,992
Accumulation units redeemed and
  transferred to other funding options ...    (5,930,468)    (8,678,981)      (815,865)    (1,028,334)
                                             -----------    -----------    -----------    -----------
Accumulation units end of year ...........    16,896,532     22,378,079      2,577,094      3,184,167
                                             ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

FCLIC (Annual) (12-05) Printed in U.S.A.

                               COMPANY FINANCIALS



         First Citicorp Life Insurance Company

         STATUTORY FINANCIAL STATEMENTS FOR THE
         YEARS ENDED DECEMBER 31, 2005 AND 2004,
         STATUTORY SUPPLEMENTAL INFORMATION AND
         REPORTS OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

                      First Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                TABLE OF CONTENTS

                                                                                PAGE

Report of Independent Registered Public Accounting Firm                           1

Independent Auditors' Report                                                      2

Financial Statements:

         Statutory Statements of Admitted Assets, Liabilities, and Capital
             and Surplus - December 31, 2005 and 2004                             3

         Statutory Statements of Operations and Changes in Capital
             and Surplus for the years ended December 31, 2005 and 2004           4

         Statutory Statements of Cash Flow for the years ended
            December 31, 2005 and 2004                                            5

         Notes to Statutory Financial Statements for the years ended
             December 31, 2005 and 2004                                         6-19

Schedule 1 - Selected Statutory Basis Financial Data as of
   and for the year ended December 31, 2005                                     20-22

Appendix A - Summary Investment Schedule                                         23

Appendix B - Supplemental Investment Risks Interrogatories                      24-29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of
 First Citicorp Life Insurance Company:

We have audited the accompanying statutory statement of admitted assets, liabilities, and capital and surplus of First Citicorp Life Insurance Company ("First Citicorp" or the "Company") as of December 31, 2005, and the related statutory statements of operations and changes in capital and surplus and of cash flow for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory-basis financial statements of the Company for the year ended December 31, 2004, were audited by other auditors. Their report, dated April 27, 2005, expressed an opinion that those statements were not fairly presented in conformity with accounting principles generally accepted in the United States of America; however, such report also expressed an unqualified opinion on those financial statements' conformity with the statutory basis of accounting described in Note 2 to the financial statements.

We conducted our audit in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As more fully described in Note 2 to the financial statements, the Company has prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the 2005 financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of First Citicorp Life Insurance Company as of December 31, 2005, or the results of its operations or its cash flow for the year then ended.

However, in our opinion, the 2005 statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of First Citicorp Life Insurance Company at December 31, 2005, and the results of its operations and its cash flow for the year then ended, on the basis of accounting described in Note 2.

Our audit was conducted for the purpose of forming an opinion on the basic 2005 statutory-basis financial statements taken as a whole. The accompanying statutory supplemental schedules, as listed in the table of contents to supplemental schedules, are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory-basis financial statements. These supplemental schedules are the responsibility of the Company's management. Such information has been subjected to auditing procedures applied in our audit of the basic 2005 statutory-basis financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the 2005 basic statutory-basis financial statements taken as a whole.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
April 25, 2006

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company:

We have audited the accompanying statutory statement of admitted assets, liabilities, and capital and surplus of First Citicorp Life Insurance Company (the "Company") as of December 31, 2004 and the related statutory statements of operations and changes in capital and surplus, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of First Citicorp Life Insurance Company as of December 31, 2004 or the results of its operations or its cash flows for the year then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2004 and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

/s/ KPMG LLP
April 27, 2005

                      FIRST CITICORP LIFE INSURANCE COMPANY
            STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND
                               CAPITAL AND SURPLUS
                           DECEMBER 31, 2005 AND 2004
                    (Dollars in thousands, except share data)

                                                               2005             2004
                                                            ---------        ---------
ADMITTED ASSETS
Bonds                                                       $ 259,030        $ 282,707
Cash, cash equivalents and short-term investments                (977)          40,566
Receivable for securities                                         515           20,119
Other invested assets                                             534               49
Investment income due and accrued                               2,706            3,314
Separate account assets                                       267,370          318,044
Other assets                                                    1,320              735
                                                            ---------        ---------
TOTAL ADMITTED ASSETS                                       $ 530,498        $ 665,534
                                                            =========        =========
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES
Reserves for life and health insurance and annuities        $ 184,430        $ 226,332
Liability for deposit-type contracts                            2,573            3,135
Asset valuation reserve                                         1,174            2,528
Separate account liabilities                                  267,370          318,044
Payable for securities                                             --           18,146
Payable for collateral under securities loaned                     --           25,545
Other liabilities                                               2,485            4,664
                                                            ---------        ---------
TOTAL LIABILITIES                                             458,032          598,394
                                                            ---------        ---------
CAPITAL AND SURPLUS
Capital stock (par value $5 per share, 400,000 shares
     authorized, issued and outstanding)                        2,000            2,000
Paid-in surplus                                                42,000           42,000
Unassigned surplus                                             28,466           23,140
                                                            ---------        ---------
TOTAL CAPITAL AND SURPLUS                                      72,466           67,140
                                                            ---------        ---------
TOTAL LIABILITIES AND CAPITAL AND SURPLUS                   $ 530,498        $ 665,534
                                                            =========        =========


            See accompanying notes to statutory financial statements

                      FIRST CITICORP LIFE INSURANCE COMPANY
      STATUTORY STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
                             (Dollars in thousands)

                                                                       2005            2004
                                                                     --------        --------
INCOME
Premiums and annuity considerations                                  $    710        $  2,706
Net investment income                                                  13,785          15,795
Other income                                                            3,896           5,031
                                                                     --------        --------
Total income                                                           18,391          23,532
                                                                     --------        --------
BENEFITS AND EXPENSES
Benefit payments (other than dividends)                                73,366          97,122
Insurance expenses and taxes (other than Federal income
   and capital gains taxes)                                             1,043             979
Net transfers from separate accounts                                  (63,716)        (80,962)
                                                                     --------        --------
Total benefits and expenses                                            10,693          17,139
                                                                     --------        --------
Gain from operations before Federal income taxes                        7,698           6,393
Federal income tax expense (excluding income tax on capital
   gains and losses)                                                    2,149             903
                                                                     --------        --------
Gain from operations                                                    5,549           5,490
Net realized capital gains (losses), net of Federal income tax
   and interest maintenance reserve transfer                           (1,079)          3,695
                                                                     --------        --------
NET INCOME                                                              4,470           9,185

CHANGES IN CAPITAL AND SURPLUS
Change in general account net unrealized capital gains                      6               6
Change in asset valuation reserves                                      1,354            (721)
Change in non-admitted assets                                          (2,151)          4,434
Change in net deferred income taxes                                     1,647          (3,487)
Correction of prior years                                                  --           2,919
                                                                     --------        --------
NET CHANGE IN CAPITAL AND SURPLUS                                       5,326          12,336
CAPITAL AND SURPLUS AT BEGINNING OF YEAR                               67,140          54,804
                                                                     --------        --------
CAPITAL AND SURPLUS AT END OF YEAR                                   $ 72,466        $ 67,140
                                                                     ========        ========


            See accompanying notes to statutory financial statements

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        STATUTORY STATEMENTS OF CASH FLOW
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
                             (Dollars in thousands)

CASH FROM OPERATIONS                                                          2005             2004
                                                                           ---------        ---------
Premiums and annuity considerations received                               $     696        $   2,697
Net investment income received                                                16,066           18,456
Other income received                                                          4,254            5,660
                                                                           ---------        ---------
Total receipts                                                                21,016           26,813
                                                                           ---------        ---------
Benefits paid (other than dividends)                                         116,369          136,748
Insurance expenses and taxes paid (other than Federal
   income and capital gains taxes)                                             1,091            1,312
Net transfers from separate accounts                                         (65,155)         (82,481)
Federal income tax payments (net of tax on capital gains and losses)           2,632              925
                                                                           ---------        ---------
Total payments                                                                54,937           56,504
                                                                           ---------        ---------
Net cash used in operations                                                  (33,921)         (29,691)
                                                                           ---------        ---------

CASH FROM INVESTMENTS
Proceeds from long-term investments sold, matured, or repaid                 123,989          121,421
Cost of long-term investments acquired                                      (102,115)         (77,285)
                                                                           ---------        ---------
Net cash provided by investments                                              21,874           44,136
                                                                           ---------        ---------

CASH FROM FINANCING AND OTHER
Net deposits on deposit-type contract funds                                     (562)            (539)
Change in payable for collateral under securities loaned                     (25,545)          10,549
Other-net                                                                     (3,389)           3,895
                                                                           ---------        ---------
Net cash (used in) provided by financing and other                           (29,496)          13,905
                                                                           ---------        ---------
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS              (41,543)          28,350
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
BEGINNING OF YEAR                                                             40,566           12,216
                                                                           ---------        ---------
END OF YEAR                                                                $    (977)       $  40,566
                                                                           =========        =========


            See accompanying notes to statutory financial statements

                      FIRST CITICORP LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

1.  ORGANIZATION

First Citicorp Life Insurance Company ("FLIC" or the "Company") is a wholly owned subsidiary of Citicorp Life Insurance Company ("CLIC"), an Arizona domiciled company and a direct subsidiary of MetLife, Inc. ("MetLife"). The Company is a New York domiciled life and health company with licenses in New York, Arizona, Connecticut and Delaware. In 1998 the Company entered into third party reinsurance agreements to cede all risk on ordinary life, group life and accident and health insurance. In addition, on June 7, 2003, the Company ceased accepting applications for new annuity policies.

On July 1, 2005, MetLife purchased the Company, The Travelers Insurance Company, The Travelers Life and Annuity Company, CLIC, Citicorp International Life Insurance Company Limited, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (the "Department"). Effective January 1, 2001, the Department requires that insurance companies domiciled in New York prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the "Revised Manual") and subsequent revisions, subject to certain deviations prescribed or permitted by the New York Superintendent of Insurance.

The Department modified or did not adopt certain NAIC Statements of Statutory Accounting Principles ("SSAP") and provided additional New York specific guidance that differs from those in the Revised Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to Regulation 172 (issued in 2001 ("NYSAP") and updated in 2002 and 2003) and Second Amendment to Regulation 172, issued in 2003. There were no differences between SSAP and NYSAP reported in 2005 or 2004.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain admitted assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and benefits and expenses during the reporting period. The most significant estimates include those used in the liability for reserves for life and health insurance and annuities. Actual results could differ from those estimates.

Certain amounts in the 2004 statutory audited financial statements were reclassified to conform with the 2005 presentation.

NYSAP comprises a basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

         o Financial statements are not consolidated with those of its subsidiaries and certain separate accounts;

         o Policy acquisition costs are charged to expense as incurred, rather than deferred and amortized over the related premium-paying period or as future estimated gross profits or gross margins emerge;

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

         o Policy reserves are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and Company experience; under GAAP, policy assumptions are based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation;

         o Certain assets designated as "non-admitted assets" are excluded from the statutory statement of admitted assets, liabilities, and capital and surplus by direct charges to surplus. The most significant non-admitted assets include goodwill, prepaid pension costs, furniture and fixtures, non-operating system software and internally developed electronic data processing software, leasehold improvements, a portion of deferred income tax assets and agents' balances in the course of collection;

         o Reinsurance reserve credits taken by ceding entities as a result of reinsurance contracts are netted against the ceding entity's policy and claim reserves and unpaid claims; under GAAP, reinsurance recoverables are reported as assets;

         o Investments in bonds are generally carried at amortized cost; under GAAP, investments in bonds, other than those classified as held to maturity, are carried at fair value with adjustments recorded as a component of equity;

         o An asset valuation reserve ("AVR") based upon a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses, and changes in the AVR are charged or credited directly to surplus; under GAAP, no such reserve is required;

         o An interest maintenance reserve ("IMR") is established to capture realized investment gains and losses, net of tax, on the sale of fixed income investments, principally bonds, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold; under GAAP, realized capital gains and losses would be reported on a pre-tax basis in the period that the assets giving rise to the gains and losses are sold;

         o Investments in domestic life insurance subsidiaries and other subsidiaries and affiliates that have no significant ongoing operations other than to hold assets that are the primary benefit of the reporting entity are carried at their net statutory-basis equity value with changes in value being recorded directly to surplus. Entities in which the reporting entity has a majority voting interest or is the primary beneficiary of a variable interest entity are not consolidated; under GAAP, these entities are consolidated;

         o Deferred income taxes are calculated on temporary differences between statutory-basis and tax-basis reporting (rather than the difference between GAAP-basis and tax-basis reporting), subject to limitations. For GAAP, a valuation allowance is established for the amount that is not likely to be recovered;

         o Certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to surplus rather than being reflected in income;

         o    Surplus notes are reported as surplus rather than as liabilities;

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

         o Consideration received from policyholders under contracts which do not contain any life contingencies is reported as a deposit liability; under GAAP, consideration received under contracts which do not contain significant life contingencies is reported as a deposit liability;

         o For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; under GAAP the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

         o Results of discontinued operations are not presented separately from results of continuing operations;

         o Gains on "economic transactions" with related parties are recognized under statutory accounting rather than deferred until the assets are sold to third parties as required under GAAP accounting.

INVESTMENTS

Bonds not backed by other loans are generally stated at amortized cost, unless rated by the NAIC as a 6 which are stated at the lower of fair value or amortized cost. Unrealized gains or losses associated with these bonds are charged directly to capital and surplus. Bonds not backed by other loans are amortized using the scientific method. The cost of bonds is adjusted for impairments in value deemed to be other-than-temporary. These adjustments are recorded as realized capital losses.

Included within bonds are loan-backed securities comprised of mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are stated at amortized cost using the scientific method. Amortization of the discount or premium from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive bonds (e.g., interest-only securities) the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities the effective yield is recalculated on a retrospective basis. FLIC had no negative yield situations requiring a change from the retrospective to prospective methodology.

Cash includes cash equivalents, which are short-term, highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are stated at amortized cost.

Other invested assets primarily include short-term investments, as an affiliated partnership interest in the MetLife money market pool, preferred stocks stated at amortized cost, and common stocks stated at fair value.

Investment income due and accrued on bonds and short-term investments over 90 days is non-admitted and excluded from investment income. There was no non-admitted interest at December 31, 2005 or 2004.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other-than-temporary impairments are determined based on the continual review of investment portfolio valuations. Realized investment gains and losses, except for those transferred to the IMR, are reported in net income.

In compliance with regulatory requirements, the Company maintains an AVR and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2005 and 2004, the balance of the AVR was $1,174 thousand and $2,528 thousand, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. As of December 31, 2005 and 2004 the IMR was in a negative position of $(99) thousand and $(531) thousand, respectively and considered a non-admitted asset.

OTHER ASSETS

Other assets primarily include premiums receivable, reinsurance recoverables, deferred income tax assets, and intercompany receivables.

AGGREGATE RESERVES

Aggregate reserves are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. At December 31, 2005, interest rates ranged from 4.50% to 7.00%, with a weighted average rate of 5.45%. At December 31, 2004, interest rates ranged from 4.75% to 7.00%, with a weighted average rate of 5.45%.

PREMIUMS AND OTHER CONSIDERATIONS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts.

INCOME TAXES

The Company files as part of the consolidated U.S. Federal income tax return of CLIC in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

The future tax consequences of temporary differences between statutory financial reporting and tax bases of assets and liabilities are measured at the

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

financial reporting dates and are recorded as deferred income tax assets and liabilities, subject to certain limitations.

Deferred income tax assets are limited to i.) the amount of Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus ii.) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the statement of admitted assets, liabilities, and capital and surplus date, or 10 percent of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software, plus iii.) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. Any remaining deferred income tax assets are non-admitted.

Application of Recent Accounting Pronouncements

In March 2005, the NAIC modified INT 02-07, DEFINITION OF PHRASE "OTHER THAN TEMPORARY" ("INT 02-07"). The modification clarified that interest related impairment is considered other-than-temporary only when the investor has the intent to sell, at the reporting date, an investment before recovery of the cost of the investment. In addition, it clarifies that an investor should consider whether cash or working capital requirements and contractual obligations indicate whether an investment may need to be sold before the forecasted recovery occurs. INT 02-07 was effective March 2005 and did not have a significant impact on the Company's statutory financial statements.

Effective January 1, 2004, the Company adopted SSAP 87, CAPITALIZATION POLICY, AN AMENDMENT TO SSAP NOS. 4, 19, 29, 73, 79 AND 82 ("SSAP 87"). SSAP 87 requires insurance companies to establish, for each asset class, a predefined threshold below which costs are deemed immaterial and must be expensed when such assets are acquired. At adoption, SSAP 87 did not have a significant impact on the Company's statutory financial statements.

3.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The portion of unassigned funds (surplus) represented by the following is (in thousands):

                                                       2005           2004
                                                       ----           ----

Cumulative unrealized gains                          $     7        $     1
Non-admitted asset values                            $ 4,044        $ 1,893

Under New York Insurance Law, the Company is permitted, without prior insurance regulatory approval, to pay a stockholder dividend as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of
(i) 10 percent of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its net gain from operations (excluding realized investment gains) for the immediately preceding calendar year. The Company has a maximum of $5,549 thousand of statutory surplus available in 2006 for payment of stockholder dividends without prior approval. The Company did not pay any dividends in 2005 or 2004.

The State of New York utilizes risk based capital ("RBC") requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2005, the Company had adjusted capital in excess of amounts requiring any regulatory action.

4.  CORRECTION OF PRIOR YEARS

During the fourth quarter of 2004, CLIC discovered an error in the methodology used to allocate fees prior to 2004 from CLIC to the Company. The result of this error was $2,219 thousand in fees that were not allocated from CLIC to the Company. The impact on admitted assets and liabilities for this transaction was insignificant at December 31, 2004. Reversal and changes in loss reserves totaling $700 thousand between 1999 and 2000 were offset to a liability instead of the summary of operations. This was reported as a correction of error in 2004. In accordance with the SSAP No. 3 ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS, the Company recorded the amount of the error as an adjustment to unassigned funds (surplus) in 2004. The corrections resulted in an increase of surplus of $2,919 thousand after taxes.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

5.  INVESTMENTS

BONDS

-----------------------------------------------------------------------------------------------------------------
Bonds by investment type

        (in thousands)                                                                                  Excess of
                                                                                 NAIC             statement value
                                                        Statement                Fair                (over) under
                                                            Value               Value             NAIC fair value
-----------------------------------------------------------------------------------------------------------------
December 31, 2005
-----------------
U.S. government agencies                                 $ 48,721            $ 48,520                     $ (201)
All other governments                                         457                 496                         39
Special revenue and special
     assessment obligations                                64,706              64,762                         56
Public utilities                                            4,066               4,404                        338
Industrial and miscellaneous                              141,080             140,528                       (552)
-----------------------------------------------------------------------------------------------------------------
               Total Bonds                               $259,030            $258,710                     $ (320)
-----------------------------------------------------------------------------------------------------------------
December 31, 2004
-----------------
U.S. government agencies                                 $ 54,913            $ 55,616                     $  703
All other governments                                         963               1,027                         64
Special revenue and special
     assessment obligations                                45,886              47,223                      1,337
Public utilities                                            9,825              10,280                        455
Industrial and miscellaneous                              171,120             173,757                      2,637
-----------------------------------------------------------------------------------------------------------------
               Total Bonds                               $282,707            $287,903                     $5,196
-----------------------------------------------------------------------------------------------------------------

Fair values for bonds are based upon quoted market prices or dealer quotes, or, if quoted prices are not available, discounted expected cash flows using market rates that are commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2005, by contractual maturity, are shown below. Maturities of loan-backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         -----------------------------------------------------------------------
         Maturity Distribution
                                                                           NAIC
             (in thousands)                            Statement           Fair
                                                           Value          Value
         -----------------------------------------------------------------------
         One year or less                               $ 70,258       $ 69,954
         After one year through five years                55,552         54,584
         After five years through ten years               11,283         11,296
         After ten years                                 121,937        122,876
         -----------------------------------------------------------------------
              Total                                     $259,030       $258,710
         -----------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

Proceeds from sales and maturities of bonds were $120,436 thousand and $103,295 thousand during 2005 and 2004, respectively. Gross gains of $1,132 thousand and $2,914 thousand in 2005 and 2004, respectively, and gross losses of $2,273 thousand and $472 thousand in 2005 and 2004, respectively, were realized on those sales.

Additional losses, due to other-than-temporary declines, were insignificant in both 2005 and 2004.

The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches that are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2005 and 2004, the Company held CMOs with a fair value of $3,554 thousand and $19,159 thousand, respectively, which are included in bonds in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. As of December 31, 2005, none of the Company's CMO holdings were fully collateralized by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), or Federal Home Loan Mortgage Corporation ("FHLMC") securities. As of December 31, 2004, approximately 18 percent of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $44,419 thousand and $44,279 thousand of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2005 and 2004, respectively, which are included in bonds in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The Company also held $11,109 thousand and $24,861 thousand of asset-backed securities at December 31, 2005 and 2004, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities, typically bonds, remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2005, the Company did not have securities on loan or related collateral. At December 31, 2004, the Company held collateral of $25,545 thousand.

The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80 percent of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

At December 31, 2005, the company held investments in bonds with an amortized cost exceeding fair value by $2,781 thousand, all of which had a cost exceeding fair value for a period of less than twelve months. At December 31, 2004, investments in bonds with an amortized cost greater than fair value were insignificant.

The Company maintains special deposits for the benefit of its policyholders. Bonds held as special deposits for policyholders had a statement value of $672 thousand and $683 thousand at December 31, 2005 and 2004, respectively.

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $4,801 thousand and $10,244 thousand at December 31, 2005 and 2004, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which defines NAIC-rated 3-6 securities as below investment grade.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

6.  REINSURANCE

The Company has assumed group life and accident and health (including credit) insurance from other companies in areas where the Company had or has limited authority to write business. As of December 31, 2005, the Company retroceded 100 percent of its accident and health business, resulting in no net reserves being reported. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.


Effective June 30, 2005, the Company entered into a 100 percent Coinsurance Agreement (the "Coinsurance Agreement") with National Benefit Life Insurance Company that reinsured all of the liabilities associated with the Company's credit life and credit accident and health products. In connection with the Coinsurance Agreement, the Company also entered into an Administrative Services Agreement with Citicorp Insurance Services, Inc. ("CISI"), effective June 30, 2005, that designates CISI as the administrator of the Company's credit life and credit accident and health products.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

A summary of reinsurance financial data is presented below:

         (in thousands)
         ----------------------------------------------------------------------
         Premiums                                             2005         2004
         ----------------------------------------------------------------------
           Direct                                          $ 2,503      $ 3,891
           Assumed                                             517          448
           Ceded                                            (2,310)      (1,633)
         ----------------------------------------------------------------------
         Total Net Premiums                                $   710      $ 2,706
         ----------------------------------------------------------------------

         As shown in the Statutory Statements of Admitted Assets,
              Liabilities, and Capital and Surplus:

              Assumed

                Premiums receivable                        $    59      $    --
                Reserves for life and health insurance
                    and annuities                          $    --      $   267

              Ceded

                Amounts recoverable from reinsurers        $   186      $    --
                Reductions in insurance liabilities        $ 2,336      $ 1,918
                Amounts payable on reinsurance             $   157      $    --

7.  RESERVES FOR LIFE CONTRACTS AND DEPOSIT-TYPE CONTRACTS

The Company waives the deduction for deferred fractional premiums at death. The Company does not return a portion of the final premium for the period beyond the date of death. The Company has no ordinary business with surrender values in excess of the reserves as legally computed. The Company uses the methodologies detailed in the Standard Valuation Law and Actuarial Guidelines 9A, 9B, 33, 34 and 39 in the calculation of group and individual annuity reserves.

The valuation of ordinary substandard policies, issued at extra percentage mortality ratings, is accomplished using the rated multiple of the mortality rates used for standard policies.

Tabular interest, tabular less actual reserve released, and tabular cost are all determined by formula, as described in the NAIC instructions.

For each valuation rate of interest, the tabular interest on funds not involving life contingencies is calculated as the net amount of reserves at the end of the year less the reserves at the beginning of the year, less premiums and/or deposits, plus benefits.

The Company has not made any reserve changes for the years ended December 31, 2005 and 2004, respectively.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

8. ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies at December 31, are as follows (in thousands):

                                                                              2005                      2004
                                                                     ----------------------    ----------------------
                                                                      AMOUNT     % OF TOTAL     AMOUNT     % OF TOTAL
                                                                     --------    ----------    --------    ----------
SUBJECT TO DISCRETIONARY WITHDRAWAL:
       With market value adjustment                                  $     --        0.00%     $     --        0.00%
       At book value less current surrender charge of 5% or more       72,756       16.19%      101,859       18.83%
       At market value                                                265,809       59.15%      315,039       58.23%
                                                                     --------     --------     --------     --------
       Total with adjustment or at market value                       338,565       75.34%      416,899       77.05%

       At book value without adjustment                               105,712       23.53%      118,687       21.94%
NOT SUBJECT TO DISCRETIONARY WITHDRAWAL                                 5,075        1.13%        5,475        1.01%
                                                                     --------     --------     --------     --------
TOTAL (GROSS)                                                         449,352      100.00%      541,061      100.00%
                                                                     --------     ========     --------     ========
REINSURANCE CEDED                                                          --                        --
                                                                     --------                  --------
TOTAL (NET)                                                          $449,352                  $541,061
                                                                     ========                  ========

Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies, reported in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus at December 31, are as follows (in thousands):

                                                                2005         2004
                                                              --------     --------
GENERAL ACCOUNT:

       Total annuities                                        $180,970     $222,887
       Deposit-type contracts                                    2,573        3,135
                                                              --------     --------
       Subtotal                                                183,543      226,022
                                                              --------     --------

SEPARATE ACCOUNTS ANNUAL STATEMENT:

       Annuities                                               265,809      315,039
                                                              --------     --------
       Total                                                  $449,352     $541,061
                                                              ========     ========

9.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds which are administered for pensions and other clients. The assets consist of common stocks, long-term bonds, real estate, mortgage and short-term investments. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the clients, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

Information regarding the separate accounts of the Company is as follows (in thousands):

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

                                                                              DECEMBER 31, 2005
                                                -----------------------------------------------------------------------------
                                                                  NONINDEXED
                                                                  GUARANTEE
                                                                     LESS         NONINDEXED    NONGUARANTEED
                                                                  THAN/EQUAL      GUARANTEE       SEPARATE
                                                   INDEXED          TO 4%        MORE THAN 4%     ACCOUNTS          TOTAL
                                                -------------   -------------   -------------   -------------   -------------
Premiums, considerations or deposits for
    year ended December 31, 2005:               $          --   $          --   $          --   $      (2,402)  $      (2,402)
                                                =============   =============   =============   =============   =============

Reserves at December 31, 2005

For accounts with assets at:
   Fair value                                   $          --   $          --   $          --   $     265,809   $     265,809
                                                -------------   -------------   -------------   -------------   -------------
       Total reserves                           $          --   $          --   $          --   $     265,809   $     265,809
                                                =============   =============   =============   =============   =============

By withdrawal characteristics:
   At fair value                                $          --   $          --   $          --   $     265,809   $     265,809
                                                -------------   -------------   -------------   -------------   -------------
   Subtotal                                                --              --              --         265,809         265,809
   Not subject to discretionary withdrawal                 --              --              --              --              --
                                                -------------   -------------   -------------   -------------   -------------
       Total reserves                           $          --   $          --   $          --   $     265,809   $     265,809
                                                =============   =============   =============   =============   =============

                                                                              DECEMBER 31, 2004
                                                -----------------------------------------------------------------------------
                                                                  NONINDEXED
                                                                  GUARANTEE
                                                                     LESS         NONINDEXED    NONGUARANTEED
                                                                  THAN/EQUAL      GUARANTEE       SEPARATE
                                                   INDEXED          TO 4%        MORE THAN 4%     ACCOUNTS          TOTAL
                                                -------------   -------------   -------------   -------------   -------------
Premiums, considerations or deposits for
   year ended December 31, 2004:                $          --   $          --   $          --   $      (3,733)  $      (3,733)
                                                =============   =============   =============   =============   =============

Reserves at December 31, 2004

For accounts with assets at:
   Fair value                                   $          --   $          --   $          --   $     315,039   $     315,039
                                                -------------   -------------   -------------   -------------   -------------
       Total reserves                           $          --   $          --   $          --   $     315,039   $     315,039
                                                =============   =============   =============   =============   =============

By withdrawal characteristics:
   At fair value                                $          --   $          --   $          --   $     315,039   $     315,039
                                                -------------   -------------   -------------   -------------   -------------
   Subtotal                                                --              --              --         315,039         315,039
   Not subject to discretionary withdrawal                 --              --              --              --              --
                                                -------------   -------------   -------------   -------------   -------------
       Total reserves                           $          --   $          --   $          --   $     315,039   $     315,039
                                                =============   =============   =============   =============   =============

Reconciliation of net transfers to/from separate accounts of the Company for the years ended December 31, were as follows (in thousands):


                                                           2005          2004
                                                         --------      --------
Transfers to separate accounts                           $ (2,402)     $ (3,733)
Transfers from separate accounts                           61,309        77,229
                                                         --------      --------
Net transfers from separate accounts                      (63,711)      (80,962)
Reconciling difference                                         (5)           --
                                                         --------      --------
Transfers as reported in the summary of operations
   of the general accounts                               $(63,716)     $(80,962)
                                                         ========      ========

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

10.  TAXES

The following represents the provision for Federal income taxes and significant items creating differences in applying the statutory Federal income tax rate to income before income taxes:

------------------------------------------------       -------------------------
(in thousands)                                            2005            2004
------------------------------------------------       -------------------------
Net income before federal income tax                    $ 6,425         $ 8,774
Statutory tax rate                                           35%             35%
                                                       -------------------------
Expected tax                                              2,249           3,071

Tax effect of:
Interest maintenance reserve                                151             186
Change in non-admitted assets                              (186)            186
Non-taxable investment income                              (197)           (367)
Purchase adjustment                                      (1,709)             --
                                                       -------------------------
Total statutory taxes                                   $   308         $ 3,076
                                                       =========================

Effective tax rate                                            5%             35%

Federal income taxes incurred (including income tax
  on net realized capital gains disclosed below)        $ 1,955         $  (411)
Change in net deferred income taxes                      (1,647)          3,487
                                                       -------------------------
Total statutory taxes                                   $   308         $ 3,076
                                                       =========================

Federal income taxes relating to net realized capital gains (losses) on the sale of investments were $(194) thousand in 2005 and $(1,314) thousand in 2004. These amounts differ from the expected statutory amounts primarily due to the different classifications and timing of gains and losses for statutory reporting and tax reporting.

The Company's federal income tax return is consolidated with its parent, CLIC. After the acquisition by MetLife, the Company executed a Tax Sharing Agreement (the "Agreement"). Under the Agreement, the Federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to CLIC to the extent that their income (losses and other credits) contributes to (reduces) the consolidated Federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. For Federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife. As a result of this election, the tax bases in the acquired assets and liabilities were adjusted as of the acquisition date resulting in an increase of $1,709 thousand to the net deferred income tax asset, which is shown as a "purchase adjustment" in the above table. The main components of this increase, which are shown in the following table of deferred tax assets, are (1) elimination of deferred tax asset for policy acquisition expenses of $1,329 thousand, (2) establishment of deferred tax asset for Value of Business Acquired ("VOBA") of $2,699 thousand, and (3) additional deferred tax asset related to unrealized gains on investments of $322 thousand.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

Deferred income taxes are included in other assets and other liabilities.

The main components of the 2005 and 2004 deferred income tax amounts are as follows:

----------------------------------------------------------------------------
(in thousands)                                         2005           2004
----------------------------------------------------------------------------
Deferred income tax assets:
     Policy, reinsurance and other reserves          $    58        $   109
     Policy acquisition expenses                          --          1,329
     Investments                                       1,428          1,106
     Non-admitted assets                                  --            186
     VOBA                                              2,699             --
                                                    ------------------------
     Total deferred income tax assets                  4,185          2,730
     Non-admitted deferred income tax assets          (3,945)        (1,362)
                                                    ------------------------
     Total admitted deferred income tax assets           240          1,368
                                                    ------------------------

 Deferred income tax liabilities:
     Depreciation                                         --              3
     Investments                                           4            189
                                                    ------------------------
     Total deferred income tax liabilities                 4            192
                                                    ------------------------
     Net admitted deferred income tax assets         $   236        $ 1,176
                                                    ========================

The change in net deferred income taxes is comprised of the following:

     --------------------------------------------------------------------------------------
     (in thousands)                                    2005           2004          Change
     --------------------------------------------------------------------------------------
     Total deferred income tax assets                 $4,185         $2,730         $1,455
     Total deferred income tax liabilities                 4            192            188
                                                  -----------------------------------------
     Net deferred income tax asset                    $4,181         $2,538          1,643
                                                  =========================----------------
     Tax effect of unrealized gains (losses)                                             4
                                                                                   --------
     Change in net deferred income taxes                                            $1,647
                                                                                   ========

There are no deferred income tax liabilities that are not recognized.

As of December 31, 2005, the Company had a $634 thousand capital loss carry-forward expiring in 2010.

During the year ended December 31, 2005, the Company incurred income taxes totaling $1,003 thousand that will be available for recoupment in the event of future net losses.

11.  RELATED PARTY TRANSACTIONS

The Company is party to a service agreement with its affiliate, Metropolitan Life Insurance Company ("Metropolitan Life") and MetLife Group, Inc. ("MetLife Group") that provides for a broad range of services to be rendered. Metropolitan Life provides management services, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. This agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     NOTES TO STATUTORY FINANCIAL STATEMENTS
          FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 - (Continued)

equitably determined to be attributable to the services provided. MetLife Group provides employee services to the Company. Expenses and fees incurred from these affiliate companies in 2005 by the Company were insignificant.

As of December 31, 2005 the Company held $513 thousand of its total invested assets in the Metropolitan Money Market Pool, which is an affiliated partnership. This amount is recorded as a short-term investment in other invested assets.

Prior to being acquired by MetLife, the Company entered into various service contracts with affiliates of the Company which covered management, investment, and information processing services. Expenses/(benefits) incurred under such agreements were $506 thousand in 2005 and $(963) thousand in 2004.

As of December 31, 2005, the Company had $434 thousand of receivables due from affiliates. As of December 31, 2004, the Company had $2,187 thousand of payables due to affiliates. Such receivables and payables are settled monthly.

The Company utilizes the services of CISI, which was an affiliate until July 1, 2005, to provide administration of the credit insurance business. Expenses associated with this agreement were insignificant in 2005 and 2004, respectively.

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company does not have any financial instruments with off-balance sheet risk.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

Investments in bonds have a fair value of $258,710 thousand and $287,903 thousand, and a carrying value of $259,030 thousand and $282,707 thousand at December 31, 2005 and 2004, respectively.

The carrying values of cash on hand and on deposit, cash equivalents, short-term investments, investment income due and accrued, receivables for securities, and payable for securities approximate their fair values, due to the short-term nature of these investments.

The statutory fair value of deposit-type liabilities are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The carrying value of $2,573 thousand and $3,135 thousand at December 31, 2005 and 2004, respectively, approximates their fair values.

The carrying value of $989 thousand and $6,026 thousand of financial instruments classified as other liabilities approximates their fair values at December 31, 2005 and 2004, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments. The statutory carrying and fair value of the payable for collateral under securities loaned is recorded at the value of the cash received.

13.  COMMITMENTS AND CONTINGENCIES

LITIGATION AND LEGAL PROCEEDINGS

Various litigation, claims or assessments against the Company may arise in the course of the Company's business. While it is possible that an adverse outcome could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of any pending legal proceedings are not likely to have such an effect.

ASSESSMENTS

The Company is a member of the Life & Health Insurance Guarantee Association (the "Association") in each of the 4 states where it is licensed to do business. Those states have the authority to assess the Company for the purpose of raising funds in order to pay claims and expenses of insurance companies that have been declared insolvent and are unable to meet their legal obligations. At this time, an estimate of assessment from the Association is not reasonably determinable.

THE FIRST CITICORP LIFE INSURANCE COMPANY
SCHEDULE 1 - SELECTED STATUTORY BASIS FINANCIAL DATA
As of and for the Year Ended December 31, 2005
--------------------------------------------------------------------------------------------

Investment Income Earned
    U.S. government bonds                                                       $  2,022,910
    Other bonds (unaffiliated)                                                    11,958,829
    Bonds of affiliates                                                                   --
    Preferred stocks (unaffiliated)                                                    1,232
    Preferred stocks of affiliates                                                        --
    Common stocks (unaffiliated)                                                          --
    Common stocks of affiliates                                                           --
    Mortgage loans                                                                        --
    Real estate                                                                           --
    Premium notes, policy loans and liens                                                 --
    Cash/Short-term investments                                                           --
    Other invested assets                                                             96,138
    Derivative instruments                                                                --
    Aggregate write-ins for investment income                                          1,504
                                                                                ------------
Gross investment income                                                         $ 14,080,613
                                                                                ============

Real Estate Owned - Book Value Less Encumbrances                                $         --
                                                                                ============

Mortgage Loans - Book Value
    Farm mortgages                                                                        --
    Residential mortgages                                                                 --
    Commercial mortgages                                                        $         --
                                                                                ------------
      Total mortgage loans                                                      $         --
                                                                                ============

Mortgage Loans By Standing - Book Value
    Good standing                                                               $         --
                                                                                ============
    Good standing with restructured terms                                       $         --
                                                                                ============
    Interest overdue more than three months, not in foreclosure                 $         --
                                                                                ============
    Foreclosure in process                                                      $         --
                                                                                ============

Other Long Term Assets - Statement Value                                        $    512,971
                                                                                ============

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
    Bonds                                                                       $         --
                                                                                ============
    Preferred Stocks                                                            $         --
                                                                                ============
    Common Stocks                                                               $         --
                                                                                ============

Bonds and Short-Term Investments by Class and Maturity:

  Bonds by Maturity - Statement Value
    Due within one year or less                                                 $ 53,393,521
    Over 1 year through 5 years                                                  106,140,800
    Over 5 years through 10 years                                                 25,444,264
    Over 10 years through 20 years                                                27,883,039
    Over 20 years                                                                 46,168,718
                                                                                ------------
    Total by Maturity                                                           $259,030,342
                                                                                ============






See accompanying Independent Auditors' Report

THE FIRST CITICORP LIFE INSURANCE COMPANY
SCHEDULE 1 - SELECTED STATUTORY BASIS FINANCIAL DATA
As of and for the Year Ended December 31, 2005
--------------------------------------------------------------------------------------------

Bonds by Class - Statement Value
    Class 1                                                                     $205,844,067
    Class 2                                                                       48,384,790
    Class 3                                                                        3,499,777
    Class 4                                                                          843,709
    Class 5                                                                          426,789
    Class 6                                                                           31,210
                                                                                ------------
       Total by Class                                                           $259,030,342
                                                                                ------------

       Total Bonds Publicly Traded                                              $251,626,052
                                                                                ============

       Total Bonds Privately Traded                                             $  7,404,290
                                                                                ============

Preferred Stocks - Statement Value                                              $      1,348
                                                                                ============

Common Stocks - Fair Value                                                      $     18,668
                                                                                ============

Short Term Investments - Book/Adjusted Carrying Value                           $         --
                                                                                ============

Options, Caps and Floors Owned - Statement Value                                $         --
                                                                                ============

Options, Caps and Floors Written and In force - Statement Value                 $         --
                                                                                ============

Collar, Swap and Forward Agreements Open - Statement Value                      $         --
                                                                                ============

Futures Contracts Open - Current Value                                          $         --
                                                                                ============

Cash on Deposit                                                                 $   (976,722)
                                                                                ============

Life Insurance In Force: (in thousands)

    Industrial                                                                  $         --
                                                                                ============
    Ordinary                                                                    $     51,292
                                                                                ============
    Credit Life                                                                 $    173,918
                                                                                ============
    Group Life                                                                  $     34,275
                                                                                ============

Amount of Accidental Death lnsurance In Force Under Ordinary Polices            $         --
                                                                                ============

Life Insurance Policies with Disability Provisions In Force:

    Industrial                                                                  $         --
                                                                                ============
    Ordinary                                                                    $         --
                                                                                ============
    Credit Life                                                                 $         --
                                                                                ============
    Group Life                                                                  $         --
                                                                                ============






See accompanying Independent Auditors' Report

THE FIRST CITICORP LIFE INSURANCE COMPANY
SCHEDULE 1 - SELECTED STATUTORY BASIS FINANCIAL DATA
As of and for the Year Ended December 31, 2005
--------------------------------------------------------------------------------------------

Supplementary Contracts In Force:

    Ordinary - Not Involving Life Contingencies
        Amount on Deposit                                                       $         --
                                                                                ============
        Income Payable                                                          $         --
                                                                                ============
    Ordinary - Involving Life Contingencies
        Income payable                                                          $         --
                                                                                ============
    Group - Not Involving Life Contingencies
        Income payable                                                          $         --
    Group - Not Involving Life Contingencies
        Amount on Deposit                                                       $         --
                                                                                ============
    Group - Involving Life Contingencies
        Income Payable                                                          $         --
                                                                                ============

Annuities:

  Ordinary
    Immediate - Amount of Income Payable                                        $  1,131,327
                                                                                ============
    Deferred - Fully Paid Account Balance                                       $448,192,504
                                                                                ============
    Deferred - Not Fully Paid Account Balance                                   $     28,040
                                                                                ============
  Group
    Amount of Income Payable                                                    $         --
                                                                                ============
    Fully Paid Account Balance                                                  $         --
                                                                                ============
    Not Fully Paid Account Balance                                              $         --
                                                                                ============
  Accident and Health Insurance - Premiums In Force:
    Ordinary                                                                    $         --
                                                                                ============
    Group                                                                       $         --
                                                                                ============
    Credit                                                                      $         --
                                                                                ============
  Deposit Funds and Dividend Accumulations:
    Deposit Funds - Account Balance                                             $         --
                                                                                ============
    Dividend Accumulations - Account Balance                                    $         --
                                                                                ============

  Claim Payments 2005 (in thousands):
    Group Accident and Health Year Ended December 31
                                   2005                                         $         --
                                                                                ============
                                   2004                                         $         --
                                                                                ============
                                   2003                                         $         --
                                                                                ============
                                   2002                                         $         --
                                                                                ============
                                   2001                                         $         --
                                                                                ============
                                   Prior                                        $         --
                                                                                ============

    Other Accident & Health
                                   2005                                         $         --
                                                                                ============
                                   2004                                         $         --
                                                                                ============
                                   2003                                         $         --
                                                                                ============
                                   2002                                         $         --
                                                                                ============
                                   2001                                         $         --
                                                                                ============
                                   Prior                                        $         --
                                                                                ============

    Other Coverages that use developmental methods to calculate claims reserves
                                   2005                                         $         26
                                                                                ============
                                   2004                                         $         --
                                                                                ============
                                   2003                                         $         --
                                                                                ============
                                   2002                                         $         --
                                                                                ============
                                   2001                                         $         --
                                                                                ============
                                   Prior                                        $         --
                                                                                ============






See accompanying Independent Auditors' Report

 ANNUAL STATEMENT FOR THE YEAR 2005 OF THE FIRST CITICORP LIFE INSURANCE COMPANY

                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Admitted Assets
                                                                                                               as Reported in the
                                                                                  Gross Investment Holdings     Annual Statement
                                                                               -----------------------------------------------------
                                                                                    1               2          3              4
                              Investment Categories                               Amount        Percentage   Amount       Percentage
------------------------------------------------------------------------------------------------------------------------------------
1.  Bonds:

    1.1 U.S. Treasury securities ...............................................48,411,630........18.684....48,411,630.......18.684

    1.2 U.S. government agency obligations (excluding mortgage-backed securities):

        1.21 Issued by U.S. government agencies ...................................................0.000......................0.000

        1.22 Issued by U.S. government sponsored agencies .........................................0.000......................0.000

    1.3 Foreign government (including Canada, excluding
        mortgaged-backed securities) ...........................................14,603,522.........5.636....14,603,522........5.636

    1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S.:

        1.41 States, territories and possessions general obligations ..............................0.000......................0.000

        1.42 Political subdivisions of states, territories and
             possessions and political subdivisions general obligations ...........................0.000......................0.000

        1.43 Revenue and assessment obligations ...................................................0.000......................0.000

        1.44 Industrial development and similar obligations .......................................0.000......................0.000

    1.5 Mortgage-backed securities (includes residential and commercial MBS):

        1.51 Pass-through securities:

             1.511 Issued or guaranteed by GNMA ...................................309,462.........0.119.......309,462........0.119

             1.512 Issued or guaranteed by FNMA and FHLMC ......................44,109,881........17.024....44,109,881.......17.024

             1.513 All other ......................................................................0.000......................0.000

        1.52 CMOs and REMICs:

             1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA ................................0.000......................0.000

             1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                   agencies shown in Line 1.521 ...................................................0.000......................0.000

             1.523 All other ...................................................34,412,705........13.282....34,412,705.......13.282

2.  Other debt and other fixed income securities (excluding short-term):

    2.1 Unaffiliated domestic securities (includes credit tenant loans rated by the SVO) .....................................................115,607,049........44.618...115,607,049.......44.618

    2.2 Unaffiliated foreign securities .........................................1,576,094.........0.608.....1,576,094........0.608

    2.3 Affiliated securities .....................................................................0.000......................0.000

3.  Equity interests:

    3.1 Investments in mutual funds ...............................................................0.000......................0.000

    3.2 Preferred stocks:

        3.21 Affiliated ...........................................................................0.000......................0.000

        3.22 Unaffiliated ...........................................................1,348.........0.001.........1,348........0.001

    3.3 Publicly traded equity securities (excluding preferred stocks):

        3.31 Affiliated ...........................................................................0.000......................0.000

        3.32 Unaffiliated ..........................................................18,668.........0.007........18,668........0.007

    3.4 Other equity securities:

        3.41 Affiliated ...........................................................................0.000......................0.000

        3.42 Unaffiliated .........................................................................0.000......................0.000

    3.5 Other equity interests including tangible personal property under lease:

        3.51 Affiliated ...........................................................................0.000......................0.000

        3.52 Unaffiliated .........................................................................0.000......................0.000

4.  Mortgage loans:

    4.1 Construction and land development .........................................................0.000......................0.000

    4.2 Agricultural ..............................................................................0.000......................0.000

    4.3 Single family residential properties ......................................................0.000......................0.000

    4.4 Multifamily residential properties ........................................................0.000......................0.000

    4.5 Commercial loans ..........................................................................0.000......................0.000

    4.6 Mezzanine real estate loans ...............................................................0.000......................0.000

5.  Real estate investments:

    5.1 Property occupied by the company ..........................................................0.000......................0.000

    5.2 Property held for the production of income (including
        $..... of property acquired in satisfaction of debt).......................................0.000......................0.000

    5.3 Property held for sale (including $
        property acquired in satisfaction of debt) ................................................0.000......................0.000

6.  Contract loans ................................................................................0.000......................0.000

7.  Receivables for securities ....................................................515,035.........0.199.......515,035........0.199

8.  Cash, cash equivalents and short-term investments ............................(976,722).......(0.376).....(976,722)......(0.376)

9.  Other invested assets .........................................................512,971.........0.198.......512,971........0.198

10. Total invested assets .....................................................259,101,643.......100.000...259,101,643......100.000

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2005
                            (To Be Filed by April 1)

Of The   FIRST CITICORP LIFE INSURANCE COMPANY .................................

ADDRESS (City, State and Zip Code) New York , NY 10001-2403 ....................

NAIC Group Code  0241 ................................NAIC Company Code    92746

...............Federal Employer's Identification Number (FEIN)  13-3078429 ......

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U. S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

     1.   Reporting entity's total admitted assets as reported on Page 2 of this annual statement ................................$ ........263,128,692

     2.   Ten largest exposures to a single issuer/borrower/investment.

                1                                          2                            3                             4
                                                                                                             Percentage of Total
              Issuer                            Description of Exposure               Amount                   Admitted Assets
     ----------------------------------------------------------------------   ----------------------       -----------------------
2.01 COMM 2005-C6 ................... MBS/CMO .............................  $ ...........15,038,456       ..................5.7 %

2.02 MIZUHO HOLDINGS INC ............ BONDS ...............................  $ ............5,537,199       ..................2.1 %

2.03 JANUS CAPITAL GROUP ............ BONDS ...............................  $ ............4,998,778       ..................1.9 %

2.04 LEHMAN BROTHERS HOLDINGS INC ... BONDS ...............................  $ ............4,950,406       ..................1.9 %

2.05 NATIONWIDE HEALTH PPTYS ........ BONDS ...............................  $ ............4,471,415       ..................1.7 %

2.06 FRANCE TELECOM ................. BONDS ...............................  $ ............4,028,119       ..................1.5 %

2.07 UNITED DOMINION REALTY TRUST     BONDS ...............................  $ ............4,004,766       ..................1.5 %
     INC ............................

2.08 POST APARTMENT HOMES LP ........ BONDS ...............................  $ ............4,000,000       ..................1.5 %

2.09 TRIZE 2001-TZHA ................ MBS/CMO .............................  $ ............3,997,973       ..................1.5 %

2.10 ARAMARK SERVICES INC ........... BONDS ...............................  $ ............3,997,580       ..................1.5 %

     3. Amounts and percentages of the reporting entitys total admitted assets held in bonds and preferred stocks by NAIC rating.

               Bonds                  1                    2                      Preferred Stocks         3                4
      -----------------------   ---------------    -------------------           ------------------   -------------    -----------
3.01  NAIC-1 ................ $ ....205,844,067    ..............78.2 %     3.07 P/RP-1 ........... $ .............    ..........%

3.02  NAIC-2 ................ $ .....48,384,790    ..............18.4 %     3.08 P/RP-2 ........... $ .............    ..........%

3.03  NAIC-3 ................ $ ......3,499,777    ...............1.3 %     3.09 P/RP-3 ........... $ .............    ..........%

3.04  NAIC-4 ................ $ ........843,709    ...............0.3 %     3.10 P/RP-4 ........... $ .............    ..........%

3.05  NAIC-5 ................ $ ........426,789    ...............0.2 %     3.11 P/RP-5 ........... $ ...........10    ..........%

3.06  NAIC-6 ................ $ .........31,210    ...................%     3.12 P/RP-6 ........... $ ........1,338    ..........%

     4.   Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting
     entity's total admitted assets? .......................  Yes [ ]   No [ X ]

4.02 Total admitted assets held in foreign
     investments . .................................... $ ..14,190,724 ... 5.4 %

4.03 Foreign-currency-denominated investments ......... $ ............ ........%

4.04 Insurance liabilities denominated in that same
     foreign currency ................................. $ ............ ........%

     If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

 SUPPLEMENT FOR THE YEAR 2005 OF THE FIRST CITICORP LIFE INSURANCE COMPANY

  5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                       1                2
                                                 --------------   --------------
5.01 Countries rated NAIC-1 .................. $ ....13,733,556   .........5.2 %

5.02 Countries rated NAIC-2 .................. $ .......107,123   ............ %

5.03 Countries rated NAIC-3 or below ......... $ .......350,045   .........0.1 %

  6. Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                       1                2
                                                 --------------   --------------
     Countries rated NAIC-1:

6.01 Country: FRANCE ......................... $ .....4,219,963   .........1.6 %

6.02 Country: GREAT BRITIAN .................. $ .....3,761,267   .........1.4 %

     Countries rated NAIC-2:

6.03 Country: SOUTH AFRICA ................... $ ........73,809   ............ %

6.04 Country: RUSSIA ......................... $ ........33,313   ............ %

     Countries rated NAIC-3 or below:

6.05 Country: TURKEY ......................... $ ........77,579   ............ %

6.06 Country: PANAMA ......................... $ ........69,591   ............ %

                                                       1                2
                                                 --------------   --------------
  7. Aggregate unhedged foreign
     currency exposure ....................... $ ..............   ............ %

  8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                       1                2
                                                 --------------   --------------
8.01 Countries rated NAIC-1 .................. $ ..............   ............ %

8.02 Countries rated NAIC-2 .................. $ ..............   ............ %

8.03 Countries rated NAIC-3 or below ......... $ ..............   ............ %

  9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                       1                2
                                                 --------------   --------------
     Countries rated NAIC-1:

9.01 Country: ................................ $ ..............   ............ %

9.02 Country: ................................ $ ..............   ............ %

     Countries rated NAIC-2:

9.03 Country: ................................ $ ..............   ............ %

9.04 Country: ................................ $ ..............   ............ %

     Countries rated NAIC-3 or below:

9.05 Country: ................................ $ ..............   ............ %

9.06 Country: ................................ $ ..............   ............ %

  10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                           1                                           2                   3                     4
                         Issuer                                   NAIC Rating
      --------------------------------------------------------------------------    ------------------   -------------------
10.01 FRANCE TELECOM ......................................... 1 ...............  $ .........4,028,119   ..............1.5 %

10.02 INGERSOLL-RAND CO ...................................... 1 ...............  $ .........2,193,854   ..............0.8 %

10.03 TELECOM ITALIA SPA ..................................... 1 ...............  $ .........1,980,386   ..............0.8 %

10.04 BP CAPITAL MARKETS PLC ................................. 1 ...............  $ .........1,498,348   ..............0.6 %

10.05 BRITISH SKY BROADCASTING GROUP PLC ..................... 1 ...............  $ .........1,125,604   ..............0.4 %

10.06 DIAGEO CAPITAL PLC ..................................... 1 ...............  $ .........1,112,314   ..............0.4 %

10.07 VW CREDIT INC .......................................... 1 ...............  $ .........1,000,000   ..............0.4 %

10.08 NOMURA CBO LTD ......................................... 1 ...............  $ ...........576,094   ..............0.2 %

10.09 SOCIETE GENERALE ....................................... 1 ...............  $ ...........191,843   ..............0.1 %

10.10 CROWN CORK & SEAL FINANCE PLC .......................... 1 ...............  $ ............25,000   ................. %

    SUPPLEMENT FOR THE YEAR 2005 OF THE FIRST CITICORP LIFE INSURANCE COMPANY

  11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting
      entitys total admitted assets? ......................   Yes [ X ]  No [  ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                       1                2
                                                 --------------   --------------
11.02 Total admitted assets held in
      Canadian investments ................... $ ..............   ............ %

11.03 Canadian-currency-denominated
      investments ............................ $ ..............   ............ %

11.04 Canadian-denominated insurance
      liabilites ............................. $ ..............   ............ %

11.05 Unhedged Canadian currency exposure .... $ ..............   ............ %

  12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales
      restrictions less than 2.5% of the reporting entity's
      total admitted assets? ..............................   Yes [ X ]  No [  ]

      If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                         1                             2                3
      ----------------------------------------   --------------   --------------
12.02 Aggregate statement value of
      investments with contractual
      sales restrictions ..................... $ ..............   ............ %
      Largest 3 investments with contractual
      sales restrictions:

12.03 ........................................ $ ..............   ............ %

12.04 ........................................ $ ..............   ............ %

12.05 ........................................ $ ..............   ............ %

  13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting
      entity's total admitted assets? .....................   Yes [ X ]  No [  ]

      If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                         1                             2                3
                   Name of Issuer
      ----------------------------------------   --------------   --------------
13.02 ........................................ $ ..............   ............ %

13.03 ........................................ $ ..............   ............ %

13.04 ........................................ $ ..............   ............ %

13.05 ........................................ $ ..............   ............ %

13.06 ........................................ $ ..............   ............ %

13.07 ........................................ $ ..............   ............ %

13.08 ........................................ $ ..............   ............ %

13.09 ........................................ $ ..............   ............ %

13.10 ........................................ $ ..............   ............ %

13.11 ........................................ $ ..............   ............ %

    SUPPLEMENT FOR THE YEAR 2005 OF THE FIRST CITICORP LIFE INSURANCE COMPANY

  14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total
      admitted assets? ....................................   Yes [ X ]  No [  ]

      If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                         1                             2                3
      ----------------------------------------   --------------   --------------
14.02 Aggregate statement value of investments
      held in nonaffiliated, privately placed
      equities ............................... $ ..............   ............ %
      Largest 3 investments held in
      nonaffiliated, privately placed equities:

14.03 ........................................ $ ..............   ............ %

14.04 ........................................ $ ..............   ............ %

14.05 ........................................ $ ..............   ............ %

  15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the
      reporting entity's total admitted assets? ............   Yes [ X ] No [  ]

      If response to 15.01 is yes, responses are not required for the remainder of Interrogatory 15.
                         1                             2                3
      ----------------------------------------   --------------   --------------
15.02 Aggregate statement value of
      investments held in general
      partnership interests .................. $ ..............   ............ %
      Largest 3 investments in general partnership interests:

15.03 ........................................ $ ..............   ............ %

15.04 ........................................ $ ..............   ............ %

15.05 ........................................ $ ..............   ............ %

  16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting
      entity's total admitted assets? ......................   Yes [ X ] No [  ]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                         1                             2                3
           Type (Residential, Commercial,
                    Agricultural)
      ----------------------------------------   --------------   --------------
16.02 ........................................ $ ..............   ............ %

16.03 ........................................ $ ..............   ............ %

16.04 ........................................ $ ..............   ............ %

16.05 ........................................ $ ..............   ............ %

16.06 ........................................ $ ..............   ............ %

16.07 ........................................ $ ..............   ............ %

16.08 ........................................ $ ..............   ............ %

16.09 ........................................ $ ..............   ............ %

16.10 ........................................ $ ..............   ............ %

16.11 ........................................ $ ..............   ............ %

    SUPPLEMENT FOR THE YEAR 2005 OF THE FIRST CITICORP LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                              Loans
                                                 -------------------------------
16.12 Construction loans ..................... $ ..............   ............ %

16.13 Mortgage loans over 90 days
      past due ............................... $ ..............   ............ %

16.14 Mortgage loans in the
      process of foreclosure ................. $ ..............   ............ %

16.15 Mortgage loans foreclosed .............. $ ..............   ............ %

16.16 Restructured mortgage loans ............ $ ..............   ............ %


  17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                  Residential                      Commercial                          Agricultural

   Loan to Value              1                2                 3                 4                 5                6
--------------------    --------------   --------------     --------------   --------------     --------------   --------------
17.01 above 95% ....  $ ..............   ............ %   $ ..............   ............ %   $ ..............   ............ %

17.02 91 to 95% ....  $ ..............   ............ %   $ ..............   ............ %   $ ..............   ............ %

17.03 81 to 90% ....  $ ..............   ............ %   $ ..............   ............ %   $ ..............   ............ %

17.04 71 to 80% ....  $ ..............   ............ %   $ ..............   ............ %   $ ..............   ............ %

17.05 below 70% ....  $ ..............   ............ %   $ ..............   ............ %   $ ..............   ............ %

  18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting
      entity's total admitted assets? .....................   Yes [ X ]  No [  ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                   Description
                         1                             2                3
      ----------------------------------------   --------------   --------------
18.02 ........................................ $ ..............   ............ %

18.03 ........................................ $ ..............   ............ %

18.04 ........................................ $ ..............   ............ %

18.05 ........................................ $ ..............   ............ %

18.06 ........................................ $ ..............   ............ %

  19. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                  At Year End                       At End of Each Quarter
                                                                                          1st Quarter     2nd Quarter   3rd Quarter
                                                                1             2                3               4             5
                                                            -----------   -----------    --------------    -----------   -----------
19.01 Securities lending agreements (do not include
      assets held as collateral for such transactions)    $ ...........   ......... %   $    28,229,675  $ ...........  $ ..........

19.02 Repurchase agreements ..........................    $ ...........   ......... %   $ .............  $ ...........  $ ..........

19.03 Reverse repurchase agreements ..................    $ ...........   ......... %   $ .............  $ ...........  $ ..........

19.04 Dollar repurchase agreements ...................    $ ...........   ......... %   $ .............  $ ...........  $ ..........

19.05 Dollar reverse repurchase agreements ...........    $ ...........   ......... %   $ .............  $ ...........  $ ..........

    SUPPLEMENT FOR THE YEAR 2005 OF THE FIRST CITICORP LIFE INSURANCE COMPANY

  20. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                      Owned                              Written
                                                1               2                  3                 4
                                          --------------   --------------     --------------   --------------
20.01 Hedging ......................... $ ..............   ............ %   $ ..............   ............ %

20.02 Income generation ............... $ ..............   ............ %   $ ..............   ............ %

20.03 Other ........................... $ ..............   ............ %   $ ..............   ............ %

  21. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                   At Year End                           At End of Each Quarter
                                                                              1st Quarter      2nd Quarter       3rd Quarter
                                               1                 2                 3                4                 5
                                          --------------   --------------    -------------    -------------     -------------
21.01 Hedging ......................... $ ..............   ............ %  $ .............  $ .............   $ .............

21.02 Income generation ............... $ ..............   ............ %  $ .............  $ .............   $ .............

21.03 Replications .................... $ ..............   ............ %  $ .............  $ .............   $ .............

21.04 Other ........................... $ ..............   ............ %  $ .............  $ .............   $ .............

  22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                   At Year End                           At End of Each Quarter
                                          -------------------------------    ------------------------------------------------
                                                                              1st Quarter      2nd Quarter       3rd Quarter
                                               1                 2                 3                4                 5
                                          --------------   --------------    -------------    -------------     -------------
22.01 Hedging ......................... $ ..............   ............ %  $ .............  $ .............   $ .............

22.02 Income generation ............... $ ..............   ............ %  $ .............  $ .............   $ .............

22.03 Replications .................... $ ..............   ............ %  $ .............  $ .............   $ .............

22.04 Other ........................... $ ..............   ............ %  $ .............  $ .............   $ .............

                                  CITIVARIABLE



                       STATEMENT OF ADDITIONAL INFORMATION



                      INDIVIDUAL VARIABLE ANNUITY CONTRACT



                                    ISSUED BY



                      FIRST CITICORP LIFE INSURANCE COMPANY
                        ONE CITYPLACE, 185 ASYLUM STREET,



                        HARTFORD, CONNECTICUT 06103-3415



FLIC-Book-25                                                           May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a)

      The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


      (1)   Statement of Assets and Liabilities as of December 31, 2005

      (2)   Statement of Operations for the year ended December 31, 2005

      (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

      (4)   Notes to Financial Statements

      (5)   Statement of Investments as of December 31, 2005


      The statutory financial statements and schedules of First Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of First Citicorp Life Insurance Company include:


      (1)   Balance Sheets (statutory basis) as of December 31, 2005 and 2004

      (2) Statements of Operations (statutory basis) for the years ended December 31, 2005 and 2004

      (3) Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2005 and 2004

      (4) Statements of Cash Flows (statutory basis) for the years ended December 31, 2005 and 2004

      (5)   Notes to Financial Statements (statutory basis)

      (6) Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year ended December 31, 2005

      (7)   Summary Investment Schedule

      (8)   Supplemental Investment Risk Interrogatories


(b)   Exhibits

 EXHIBIT
 NUMBER      DESCRIPTION
-------      -------------------------------------------------------------------
  1.         Certified resolution of the board of directors of First Citicorp
             Life Insurance Company (the "Company") establishing First Citicorp
             Life Variable Annuity Separate Account (the "Separate Account").*

  2.         Not Applicable.

  3. Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

  4(a)       Contract Form.*

  4(b)       Individual Retirement Annuity Endorsement.*

  4(c)       403(b) Tax Sheltered Annuity Endorsement.*

4(d)       Annuity Contract Endorsement: Amendment of Annuity Income Option
           Tables.*

4(e)       Variable Annuity Endorsement: Amendment of Contract Provisions.***

4(f)       Roth Individual Retirement Annuity Endorsement.****

5.         Contract Application.**

6(a)       Certificate of Incorporation of the Company.*

6(b)       By-Laws of the Company.*

7.         None.

8(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and First Citicorp Life Insurance Company*

8(b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and First Citicorp Life Insurance Company.**

8(c) Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

8(d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.**

8(e) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.**

8(f) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.**

8(g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

8(h) Participation Agreement Among First Citicorp Life Insurance Company, First Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio. (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379 filed April 27, 2001.)

9. Opinion and Consent of Catherine S. Mulholland, Esq. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 9 to the Registration Statement filed May 1, 2000.)


10(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

10(b) Consent of Deloitte & Touche LLP Independent Registered Public Accounting Firm. Filed herewith.


11.        Not Applicable.

12.        None.


14 Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, Joseph J. Prochaska, Jr., Catherine R. Rein, Cheryl W. Grise, James R. Houghton, Helene L. Kaplan, and Kenton J. Sicchitano. Filed herewith.


* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-83354)

** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-83354).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 7 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-83354).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:

      First Citicorp Life Insurance Company
      333 West 34th Street, 10th Floor
      New York, New York 10001

NAME AND PRINCIPAL                      POSITIONS AND OFFICES
BUSINESS ADDRESS                        WITH INSURANCE COMPANY
------------------------------------    ---------------------------------------------------------
C. Robert Henrikson                     Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                        Director, Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                   Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                           Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Cheryl W. Grise                         Director
President, Utility Group
Northeast Utilities
P.O. Box 270
Hartford, CT 06141-0270

James R. Houghton                       Director
Chairman of the Board
Corning Incorporated
One River Plaza
MP HQ E2-6
Corning, NY 14831

Helen L. Kaplan                         Director
Of Counsel
Skadden, Arps, Slate,
Meagher and
Flom, LLP
Four Time Square
New York, NY 10036

Catherine A. Rein                       Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Kenton J. Sicchitano                    Director
Retired Global Managing Partner
PriceWaterhouse Coopers

25 Phillips Road
Natick, MA 01706

Steven A. Kandarian                     Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                       Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                           Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                      Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                        Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                   Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                           Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                         Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                    Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget                     Vice President
260 Madison Ave
New York, NY 10016

Daniel D. Jordan                        Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                       Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                         Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Mark S. Reilly                          Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                       Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                   Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of First Citicorp Life Insurance Company under New York State insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 1,713 qualified contracts and 3,489 non-qualified contracts of CitiVariable Flexible Premium Deferred Variable Annuity offered by the Registrant.

ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

(a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

(b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account

PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities and Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.

NAME AND PRINCIPAL                      POSITIONS AND OFFICES
BUSINESS ADDRESS                        WITH UNDERWRITER
------------------------------------    ----------------------------------------------------
Leslie Sutherland                       President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                         Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                        Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                     Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                        Vice President
One MetLife Plaza
27-01 Queens Plaza North

Long Island City, New York 11101

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                         Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Robert H. Petersen                      Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                           Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                        Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                   Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                      Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                 (2)
                                 Net           (3)
     (1)                     Underwriting  Compensation      (4)          (5)
   Name of Principal        Discounts and      On         Brokerage      Other
      Underwriter            Commissions    Redemption   Commissions  Compensation
--------------------------  -------------  ------------  -----------  ------------
Travelers Distribution LLC     $165,421        $0            $0            $0


ITEM 30. LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street New York, New York and One Tower Square, Hartford, Connecticut

ITEM 31.MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 24th day of April, 2006.

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)


                      FIRST CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)

                                         By:*HUGH C. MCHAFFIE
                                            -----------------------------------
                                            Hugh C. McHaffie, Senior Vice
                                            President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2006.


*C.ROBERT HENRIKSON             Director, Chairman, President and Chief
-----------------------------   Executive Officer
C.Robert Henrikson

*CHERYL W. GRISE                Director
-----------------------------
Cheryl W. Grise

*JAMES R. HOUGHTON              Director
-----------------------------
James R. Houghton

*HELENE L. KAPLAN               Director
-----------------------------
Helen L. Kaplan

*LELAND C. LAUNER, JR.          Director
-----------------------------
Lelan C. Launer, Jr.

*CATHERINE A. REIN              Director
-----------------------------
Catherine A. Rein

*KENTON J. SICCHITANO           Director
-----------------------------
Kenton J. Sicchitano

*STANLEY J. TALBI               Director, Senior Vice President and Chief
-----------------------------   Financial Officer
Stanley J. Talbi

*LISA M. WEBER                  Director
-----------------------------
Lisa M. Weber

*JOSEPH J. PROCHASKA, JR.       Senior Vice President and Chief Accounting
-----------------------------   Officer
Joseph J. Prochaska, Jr

*By: /s/Gina C. Sandonato
     ---------------------------------------
     Gina C. Sandonato, Attorney-in-Fact

*First Citicorp Life Insurance Company. Executed by Gina C. Sandonato on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

EXHIBIT NO.      DESCRIPTION
-----------      ---------------------------------------------------------------
  10(a)          Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm

  10(b)          Consent of Deloitte & Touche LLP, Independent Registered Public
                 Accounting Firm


14.              Powers of Attorney authorizing Michele H. Abate, Thomas S.
                 Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
                 Lipscomb, Gina C. Sandonato, Myra L. Saul and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa
                 M. Weber, Stanley J. Talbi, Joseph J. Prochaska, Jr., Catherine
                 R. Rein, Cheryl W. Grise, James R. Houghton, Helene L. Kaplan, and Kenton J. Sicchitano.

